333-19725

       As filed with the Securities and Exchange Commission o April 28, 2000
                               File No. 333-19725
                               File No. 811-08017




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                        Pre-effective Amendment No. ( )

                     Post-effective Amendment No. 7 ( X )
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 ( )
                         Pre-effective Amendment No. ( )
                      Post-effective Amendment No. 14 ( X )
                        (Check appropriate box or boxes)
                      ____________________________________

                      ANNUITY INVESTORS (R) VARIABLE ACCOUNT B
                           (Exact Name of Registrant)


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
         (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code:
                                 1-800-789-6771
________________________________________________________________________________
                             Mark F. Muething, Esq.
             Executive Vice President, Secretary and General Counsel
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
                     (Name and Address of Agent for Service)

                                    Copy to:

                              John P. Gruber, Esq.
                                 Vice President
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
________________________________________________________________________________

             It is proposed that this filing will become effective:

            _________Immediately upon filing pursuant to Rule 485(b)
            _____X__ On May 1, 2000 pursuant to Rule 485(b)
            _________60 days after filing pursuant to Rule 485(a)(1)
            _________On _____pursuant to Rule 485(a)(1)
            _________75 days after filing pursuant to Rule 485(a)(2)
            _________On pursuant to Rule 485(a)(2)

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)


                                   (333-19725)

                    Showing Location in Part A (Prospectus),
   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4



                                     PART A


         Item of Form N-4                              Prospectus Caption
 1.      Cover Page................................  Cover Page


 2.      Definitions...............................  Definitions; Glossary of
                                                     Financial Terms
 3.      Synopsis..................................  Overview


 4.      Condensed Financial Information

         (a)     Accumulation Unit Values..........  Condensed Financial
                                                     Information

         (b)     Performance Data..................  Performance Information

         (c)     Financial Statements..............  Financial Statements

 5.      General Description of Registrant,
         Depositor and Portfolio Companies
         (a)     Depositor.........................  Annuity Investors
                                                     Life Insurance
                                                     Company (R)
         (b)     Registrant........................  The Separate Account

         (c)     Portfolio Companies...............  The Portfolios

         (d)     Portfolio Prospectuses............  The Portfolios

         (e)     Voting Rights.....................  Voting Rights

6.       Deductions and Expenses
         (a)     General...........................  Charges and Deductions

         (b)     Sales Load %......................  Contingent Deferred Sales
                                                     Charge

         (c)     Special Purchase Plan.............  Contingent Deferred Sales
                                                     Charge

         (d)     Commissions.......................  AAG Securities, Inc.

         (e)     Portfolio Expenses................  Fee Table

         (f)     Operating Expenses................  Fee Table

7.       Contracts
         (a)     Persons with Rights...............  Persons with Rights
                                                     Under a Contract;
                                                     Voting Rights
         (b)(i)  Allocation of Premium Payments....  Purchase Payments

             (ii)  Transfers                         Transfers

            (iii)  Exchanges                         Additions, Deletions
                                                     or Substitutions

         (c)     Changes...........................  Not Applicable

         (d)     Inquiries.........................  How Do I Contact the
                                                     Company?

8.       Annuity Period............................  Benefit Payment Period

9.       Death Benefit.............................  Death Benefit

10.      Purchases and Contract Values
         (a)     Purchases.........................  Purchase Payments;
                                                     Investment
                                                     Options--Allocations
         (b)     Valuation.........................  Account Value; Definitions;
                                                     Glossary of Financial Terms

         (c)     Daily Calculation.................  Account Value; Accumulation
                                                     Units; Definitions;
                                                     Glossary of Financial Terms

         (d)     Underwriter.......................  AAG Securities, Inc.

11.      Redemptions
         (a)     By Owner..........................  Surrenders

                 By Annuitant......................  Not Applicable

         (b)     Texas ORP.........................  Texas Optional Retirement
                                                     Program

         (c)     Check Delay.......................  Surrenders

         (d)     Free Look.........................  Right to Cancel

12.      Taxes.....................................  Federal Tax Matters

13.      Legal Proceedings.........................  Legal Proceedings

14.      Table of Contents for the Statement of
         Additional                                  Statement of Additional
         Information...............................  Information


                                     PART B

                                                     Statement of Additional
         Item of Form N-4                            Information Caption
15.      Cover Page................................  Cover Page

16.      Table of Contents.........................  Table of Contents

17.      General Information and History...........  General Information
                                                     and History

18.      Services
         (a)     Fees and Expenses of Registrant...  (Prospectus) Fee Table

         (b)     Management Contracts..............  Not Applicable

         (c)     Custodian.........................  Not Applicable

                 Independent Auditors..............  Experts

         (d)     Assets of Registrant..............  Not Applicable

         (e)     Affiliated Persons................  Not Applicable

         (f)     Principal Underwriter.............  Not Applicable

19.      Purchase of Securities Being Offered......  (Prospectus)
                                                     AAG Securities, Inc.

         Offering Sales Load.......................  (Prospectus)
                                                     Contingent Deferred
                                                     Sales Charge

20.      Underwriters..............................  AAG Securities, Inc.

21.      Calculation of Performance Data
         (a)     Money Market Funded Sub-Accounts..  Money Market Sub-Account;
                                                     Standardized Yield
                                                     Calculation
         (b)     Other Sub-Accounts................  Not Applicable

22.      Annuity Payments..........................  (Prospectus)
                                                     Fixed Dollar Benefit;
                                                     Variable Dollar Benefit;
                                                     (SAI) Benefit
                                                     Units - Transfer Formulas

23.      Financial Statements......................  Financial Statements


                                     PART C

          Item of Form N-4                               Part C Caption
24.       Financial Statements and Exhibits........  Financial Statements and
                                                     Exhibits

          (a)     Financial Statements.............  Financial Statements

          (b)     Exhibits.........................  Exhibits

25.       Directors and Officers of the Depositor..  Directors and Officers of
                                                     Annuity Investors Life
                                                     Insurance Company(R)

26.       Persons Controlled By or Under             Persons Controlled By Or
                                                     Under Common
          Common Control With the Registrant.......  Control With the Depositor
                                                     or Registrant

27.       Number of Owners.........................  Number of Owners

28.       Indemnification..........................  Indemnification

29.       Principal Underwriters...................  Principal Underwriter

30.       Location of Accounts and
          Records .................................  Location of Accounts
                                                     and Records

31.       Management Services......................  Management Services

32.       Undertakings.............................  Undertakings

          Signature Page...........................  Signature Page


333-19725


ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)
ANNUITY INVESTORS (R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                               May 1, 2000



This prospectus describes individual and group flexible premium deferred annuity contracts (the Contracts). Annuity Investors Life Insurance Company (R)(the Company) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus. The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Sub-Accounts of Annuity Investors (R) Variable Account B (the Separate Account). The Contracts currently offer 29 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


         Janus Aspen Series (6 Portfolios)
              -Aggressive Growth Portfolio
              -Worldwide Growth Portfolio
              -Balanced Portfolio
              -Growth Portfolio
              -International Growth Portfolio
              -Capital Appreciation Portfolio
         Dreyfus Variable Investment Fund (4 Portfolios)
              -Appreciation Portfolio
              -Money Market Portfolio
              -Growth and Income Portfolio
              -Small Cap Portfolio
         The Dreyfus Socially Responsible Growth Fund, Inc.
         Dreyfus Stock Index Fund


         Strong Opportunity Fund II, Inc.
         Strong Variable Insurance Funds, Inc. (1 Portfolio)
              -Strong Mid Cap Growth Fund II

         Deutsche Asset Management VIT Funds (3 Portfolios)
              -Deutsche VIT EAFE (R)Equity Index Fund
              -Deutsche VIT Equity 500 Index Fund
              -Deutsche VIT Small Cap Index Fund

         INVESCO Variable Investment Funds, Inc. (3 Portfolios)
              -INVESCO VIF-Equity Income Fund
              -INVESCO VIF-Total Return Fund
              -INVESCO VIF-High Yield Fund

         The Universal Institutional Funds, Inc. (5 Portfolios)
              Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio
              Morgan Stanley UIF, Inc.-Value Portfolio
              Morgan Stanley UIF, Inc.-Fixed Income Portfolio
              Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio
              Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio

         PBHG Insurance Series Fund, Inc. (3 Portfolios)
              -PBHG Growth II Portfolio
              -PBHG Large Cap Growth Portfolio
              -PBHG Technology & Communications Portfolio
         The Timothy Plan Small-Cap Variable Series

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.



A statement of additional information, dated May 1, 2000, contains more information about the Separate Account and the Contracts. The Company filed the statement of additional information with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the statement of additional information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the statement of additional information is printed on the last page of this prospectus.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.

o The Contracts are Not FDIC or NCUSIF Insured

o The Contracts are Obligations of the Company and Not of the Bank or Credit
  Union

o The Bank or Credit Union Does Not Guarantee the Compan's Obligations Under the Contracts

o The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                                                Page

DEFINITIONS.......................................................................................4
OVERVIEW..........................................................................................5
   What is the Separate Account?..................................................................5
   What Are the Contracts?........................................................................5
   How Do I Purchase or Cancel a Contract?........................................................5
   Will Any Penalties or Charges Apply If I Surrender a Contract?.................................5
   What Other Charges and Deductions Apply to the Contract?.......................................5
   How Do I Contact the Company?..................................................................5
FEE TABLE.........................................................................................6
   Owner Transaction Expenses.....................................................................6
   Separate Account Annual Expenses...............................................................6
   Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/991...............6
   Examples.......................................................................................8
   Enhanced Contracts.............................................................................9
CONDENSED FINANCIAL INFORMATION..................................................................11
   Financial Statements..........................................................................12
   Performance Information.......................................................................13
     Yield Data..................................................................................13
     Total Return Data...........................................................................13
     Other Performance Measures..................................................................13
THE PORTFOLIOS...................................................................................14
   Janus Aspen Series............................................................................14
   Dreyfus Portfolios............................................................................15
   Strong Portfolios.............................................................................16
   Deutsche Asset Management VIT Funds...........................................................16
   INVESCO Variable Investment Funds, Inc........................................................17
   PBHG Insurance Series Fund, Inc...............................................................17
   The Universal Institutional Funds, Inc........................................................18
   The Timothy Plan Small-Cap Variable Series....................................................18
   Additions, Deletions, or Substitutions........................................................19
   Voting Rights.................................................................................19
ANNUITY INVESTORS LIFE INSURANCE COMPANY (R).....................................................20
THE SEPARATE ACCOUNT.............................................................................20
AAG SECURITIES, INC..............................................................................20
CHARGES AND DEDUCTIONS...........................................................................21
   Charges and Deductions By the Company.........................................................21
     Contingent Deferred Sales Charge ("CDSC")...................................................21
     Contract Maintenance Fee....................................................................22
     Transfer Fee................................................................................22
     Administration Charge.......................................................................22
     Mortality and Expense Risk Charge...........................................................23
     Premium Taxes...............................................................................23
     Discretionary Waivers of Charges............................................................23
   Expenses of the Portfolios....................................................................23
THE CONTRACTS....................................................................................24
   Right to Cancel...............................................................................24
   Persons With Rights Under a Contract..........................................................24
ACCUMULATION PERIOD..............................................................................25
   Account Statements............................................................................25
   Account Value.................................................................................25
   Purchase Payments.............................................................................26
   Investment Options--Allocations...............................................................26
   Transfers.....................................................................................27

   Surrenders....................................................................................29
   Contract Loans................................................................................30
   Termination...................................................................................30
BENEFIT PAYMENT PERIOD...........................................................................31
   Annuity Benefit...............................................................................31
   Death Benefit.................................................................................31
   Settlement Options............................................................................31
     Form of Settlement Option...................................................................32
     Calculation of Fixed Dollar Benefit Payments................................................32
     Calculation of Variable Dollar Benefit Payments.............................................33
FEDERAL TAX MATTERS..............................................................................34
   Tax Deferral On Annuities.....................................................................34
   Tax-Qualified Plans...........................................................................35
     Individual Retirement Annuities.............................................................35
     Roth IRAs...................................................................................35
     Tax-Sheltered Annuities.....................................................................35
     Texas Optional Retirement Program...........................................................35
     Pension and Profit Sharing Plans............................................................35
     Governmental Deferred Compensation Plans....................................................35
   Nonqualified Deferred Compensation Plans......................................................35
   Summary of Income Tax Rules...................................................................36
GLOSSARY OF FINANCIAL TERMS......................................................................37
THE REGISTRATION STATEMENT.......................................................................38
OTHER INFORMATION................................................................................38
   Legal Proceedings.............................................................................38
STATEMENT OF ADDITIONAL INFORMATION..............................................................39

                                      -3-

DEFINITIONS
--------------------------------------------------------------------------------
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
--------------------------------------------------------------------------------

Account Value: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in the fixed account options.

Accumulation Period: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit: A share of a Sub-Account that an owner purchases during the Accumulation Period.

Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how Accumulation Unit Values are calculated.

Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit: A share of a Sub-Account that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

Net Investment Factor: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how the Net Investment Factor is calculated.

Valuation Date: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------

What is the Separate Account? The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts? The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Fee Table on page 6 of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section beginning on page 34 of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 29 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract? The requirements to purchase a Contract are explained in The Contracts section beginning on page 24 of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some States). In many States, you will bear the risk of investment gain or loss on any amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section on page 24 of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract? A contingent deferred sales charge (CDSC) may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section beginning on page 29 of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page 34 of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

What Other Charges and Deductions Apply to the Contract? Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section beginning on page 21 of this prospectus:

 o a transfer fee for certain transfers between investment options;

o an annual contract maintenance fee, which is assessed only against investments in the Sub-Accounts;
o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts (this charge may never be waived);
o an administration charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts; and
o premium taxes in some States (where taxes apply, they may never be waived).


In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1999 are included in the Fee Table on page 6 of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


How Do I Contact the Company? Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the owner's name.
--------------------------------------------------------------------------------

FEE TABLE
-------------------------------------------------------------------------------

Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (applies to purchase payments only)            7%
Transfer Fee (applies to transfers in excess of 12 in any contract year)              $25
Annual Contract Maintenance Fee (not assessed against fixed account options)          $30

Separate Account Annual Expenses

(As a percentage of the average value of the owner's interest in the Sub-Accounts)



                                                                Standard Contracts     Enhanced Contracts     with Administration
                                                                                                                 Charge Waived
Mortality and Expense Risk Charge                                       1.25%                   0.95%                0.95%
Administration Charge                                                   0.15%                   0.15%                0.00%
Total Separate Account Annual Expenses                                  1.40%                   1.10%                0.95%



Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/991
(As a percentage of Portfolio average net assets)


  Sub-Account                                                               Management      Other        Total
                                                                               Fees        Expenses    Expenses
  ------------------------------------------------------------------------ -----------    -----------  ----------


  Janus A.S.-Aggressive Growth Portfolio2                                      0.65         0.02        0.67
  ------------------------------------------------------------------------
  Janus A.S.-Worldwide Growth Portfolio2                                       0.65         0.05        0.70
  ------------------------------------------------------------------------
  Janus A.S.-Balanced Portfolio2                                               0.65         0.02        0.67
  ------------------------------------------------------------------------
  Janus A.S.-Growth Portfolio2                                                 0.65         0.02        0.67
  ------------------------------------------------------------------------
  Janus A.S.-International Growth Portfolio2                                   0.65         0.11        0.76
  ------------------------------------------------------------------------
  Janus A.S.-Capital Appreciation Portfolio2                                   0.65         0.04        0.69
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Appreciation Portfolio                                        0.75         0.03        0.78
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Money Market Portfolio                                        0.50         0.08        0.58
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Growth and Income Portfolio                                   0.75         0.04        0.79
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Small Cap Portfolio                                           0.75         0.03        0.78
  ------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc.                           0.75         0.04        0.79
  ------------------------------------------------------------------------
  Dreyfus Stock Index Fund                                                     0.25         0.01        0.26
  ------------------------------------------------------------------------
  Strong Opportunity Fund II, Inc.                                             1.00         0.14        1.14
  ------------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II          1.00         0.15        1.15
  ------------------------------------------------------------------------
  Deutsche VIT EAFE(R) Equity Index Fund                                       0.26         0.39        0.65
  ------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                           0.14         0.16        0.30
  ------------------------------------------------------------------------
  Deutsche VIT Small Cap Index Fund                                            0.13         0.32        0.45
  ------------------------------------------------------------------------
  INVESCO VIF-Equity Income Fund                                               0.75         0.44        1.19
  ------------------------------------------------------------------------
  INVESCO VIF-Total Return Fund                                                0.75         0.55        1.30
  ------------------------------------------------------------------------
  INVESCO VIF-High Yield Fund                                                  0.60         0.48        1.08
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                             0.43         0.62        1.05
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Value Portfolio                                     0.18         0.67        0.85
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Fixed Income Portfolio                              0.14         0.56        0.70
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                          0.00         1.10        1.10
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                   0.42         1.37        1.79
  ------------------------------------------------------------------------
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                    0.85         0.35        1.20
  ------------------------------------------------------------------------
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio             0.68         0.42        1.10
  ------------------------------------------------------------------------
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                0.85         0.24        1.09
  ------------------------------------------------------------------------
  The Timothy Plan Small-Cap Variable Series                                   1.00         0.18        1.18


                                       -6-


The purpose of the Fee Table is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section beginning on page 21 of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.


1 Data for each Portfolio are for its fiscal year ended December 31, 1999. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reduction, reimbursements, or fee changes are discussed in the Portfolio prospectuses. Fees and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.

2 Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Janus Aspen Portfolios.




  Sub-Account                                                               Management     Other         Total
                                                                               Fees       Expenses     Expenses
  ------------------------------------------------------------------------  -----------   -----------  -----------
 Janus A.S.-Aggressive Growth Portfolio2                                       0.65         0.02        0.67
  ------------------------------------------------------------------------
  Janus A.S.-Worldwide Growth Portfolio2                                       0.65         0.05        0.70
  ------------------------------------------------------------------------
  Janus A.S.-Balanced Portfolio2                                               0.65         0.02        0.67
  ------------------------------------------------------------------------
  Janus A.S.-Growth Portfolio2                                                 0.65         0.02        0.67
  ------------------------------------------------------------------------
  Janus A.S.-International Growth Portfolio2                                   0.65         0.11        0.76
  ------------------------------------------------------------------------
  Janus A.S.-Capital Appreciation Portfolio2                                   0.65         0.04        0.69
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Appreciation Portfolio                                        0.75         0.03        0.78
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Money Market Portfolio                                        0.50         0.08        0.58
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Growth and Income Portfolio                                   0.75         0.04        0.79
  ------------------------------------------------------------------------
  Dreyfus V.I.F.-Small Cap Portfolio                                           0.75         0.03        0.78
  ------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc.                           0.75         0.04        0.79
  ------------------------------------------------------------------------
  Dreyfus Stock Index Fund                                                     0.25         0.01        0.26
  ------------------------------------------------------------------------
  Strong Opportunity Fund II, Inc.                                             1.00         0.14        1.14
  ------------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II          1.00         0.17        1.17
  ------------------------------------------------------------------------
  Deutsche VIT EAFE (R) Equity Index Fund                                      0.45         0.69        1.15
  ------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                           0.20         0.23        0.43
  ------------------------------------------------------------------------
  Deutsche VIT Small Cap Index Fund                                            0.35         0.83        1.18
  ------------------------------------------------------------------------
  INVESCO VIF-Equity Income Fund                                               0.75         0.42        1.17
  ------------------------------------------------------------------------
  INVESCO VIF-Total Return Fund                                                0.75         0.42        1.17
  ------------------------------------------------------------------------
  INVESCO VIF-High Yield Fund                                                  0.60         0.47        1.07
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                             0.75         0.62        1.37
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Value Portfolio                                     0.55         0.67        1.22
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Fixed Income Portfolio                              0.40         0.56        0.96
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                          0.80         1.10        1.90
  ------------------------------------------------------------------------
  Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                   1.25         1.37        2.62
  ------------------------------------------------------------------------
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                    0.85         0.35        1.20
  ------------------------------------------------------------------------
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio             0.75         0.42        1.17
  ------------------------------------------------------------------------
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                0.85         0.24        1.09
  ------------------------------------------------------------------------
  The Timothy Plan Small-Cap Variable Series                                   1.00         1.60        2.60


Examples                                                                      Example #1--                 Example #2--
                                                                           Assuming Surrender            Assuming No Surrender
Standard Contracts                                                       If the owner surrenders       If the owner does not
                                                                         his or her Contract at       surrender his or her Contract
                                                                         the end of the applicable    or if it is annuitized, the
                                                                         time period, the following   following expenses would be
                                                                         expenses would be charged    on a $1,000 investment at the
                                                                         on a $1,000 Investment       time period:
-------------------------------------------------------------------  ------------------------------- -----------------------------
Sub-Account                                                               1     3      5      10      1       3      5       10
                                                                         Year  Years  Years Years    Year   Years  Years   Years
-------------------------------------------------------------------   -------------- ------ ------- ------ ------ ----------------

Janus A.S.-Aggressive Growth Portfolio                                    $92   $121   $158  $311    $22    $71     $128    $311
Janus A.S.-Worldwide Growth Portfolio                                     $92   $122   $160  $315    $22    $72     $130    $315
Janus A.S.-Balanced Portfolio                                             $92   $121   $158  $311    $22    $71     $128    $311
Janus A.S.-Growth Portfolio                                               $92   $121   $158  $311    $22    $71     $128    $311
Janus A.S.-International Growth Portfolio                                 $93   $124   $164  $322    $23    $74     $134    $322
Janus A.S.-Capital Appreciation Portfolio                                 $92   $122   $160  $313    $22    $72     $130    $313
Dreyfus V.I.F.-Appreciation Portfolio                                     $93   $125   $165  $325    $23    $75     $135    $325
Dreyfus V.I.F.-Money Market Portfolio                                     $91   $118   $153  $299    $21    $68     $123    $299
Dreyfus V.I.F.-Growth and Income Portfolio                                $93   $125   $165  $326    $23    $75     $135    $326
Dreyfus V.I.F.-Small Cap Portfolio                                        $93   $125   $165  $325    $23    $75     $135    $325
The Dreyfus Socially Responsible Growth Fund, Inc.                        $93   $125   $165  $326    $23    $75     $135    $326
Dreyfus Stock Index Fund                                                  $88   $108   $135  $256    $18    $58     $105    $256
Strong Opportunity Fund II, Inc.                                          $97   $136   $185  $371    $27    $86     $155    $371
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II       $97   $137   $185  $372    $27    $87     $155    $372
Deutsche VIT EAFE (R) Equity Index Fund                                   $92   $121   $157  $308    $22    $71     $127    $308
Deutsche VIT Equity 500 Index Fund                                        $88   $109   $137  $261    $18    $59     $107    $261
Deutsche VIT Small Cap Index Fund                                         $90   $114   $146  $281    $20    $64     $116    $281
INVESCO VIF-Equity Income Fund                                            $97   $138   $188  $377    $27    $88     $158    $377
INVESCO VIF-Total Return Fund                                             $98   $142   $194  $391    $28    $92     $164    $391
INVESCO VIF-High Yield Fund                                               $96   $135   $182  $363    $26    $85     $152    $363
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                          $96   $134   $180  $360    $26    $84     $150    $360
Morgan Stanley UIF, Inc.-Value Portfolio                                  $94   $127   $169  $334    $24    $77     $139    $334
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                           $92   $122   $160  $315    $22    $72     $130    $315
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                       $96   $135   $183  $366    $26    $85     $153    $366
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio               $103   $157   $220  $449    $33   $107     $190    $449
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                 $97   $138   $188  $378    $27    $88     $158    $378
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio          $96   $135   $183  $366    $26    $85     $153    $366
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio             $96   $135   $182  $365    $26    $85     $152    $365
The Timothy Plan Small-Cap Variable Series                                $97   $138   $187  $376    $27    $88     $157    $376


                                                                            Example #1--                 Example #2--
                                                                          Assuming Surrender            Assuming No Surrender
                                                                        If the owner surrenders       If the owner does not
Enhanced Contracts                                                       his or her Contract at      surrender his or her Contract
                                                                        the end of the applicable    or if it is annuitized, the
                                                                        time period, the following   following expenses would be
                                                                        expenses would be charged    on a $1,000 investment at the
                                                                        on a $1,000 investment:      end of charged the applicable
                                                                                                     time period:

--------------------------------------------------------------------   -------------------------------------------------- ---------
Sub-Account                                                               1      3      5       10     1     3         5     10
                                                                          Year   Years Years  Years  Year  Years    Years   Years
--------------------------------------------------------------------   -------  ----- ------- ----- ------ ------ -------   ------


Janus A.S.-Aggressive Growth Portfolio                                     $89   $112   $141  $271    $19   $62      $111    $271
Janus A.S.-Worldwide Growth Portfolio                                      $89   $113   $143  $275    $19   $63      $113    $275
Janus A.S.-Balanced Portfolio                                              $89   $112   $141  $271    $19   $62      $111    $271
Janus A.S.-Growth Portfolio                                                $89   $112   $141  $271    $19   $62      $111    $271
Janus A.S.-International Growth Portfolio                                  $90   $115   $146  $283    $20   $65      $116    $283
Janus A.S.-Capital Appreciation Portfolio                                  $89   $112   $142  $274    $19   $62      $112    $274
Dreyfus V.I.F.-Appreciation Portfolio                                      $90   $115   $148  $286    $20   $65      $118    $286
Dreyfus V.I.F.-Money Market Portfolio                                      $88   $109   $136  $259    $18   $59      $106    $259
Dreyfus V.I.F.-Growth and Income Portfolio                                 $90   $116   $148  $287    $20   $66      $118    $287
Dreyfus V.I.F.-Small Cap Portfolio                                         $90   $115   $148  $286    $20   $65      $118    $286
The Dreyfus Socially Responsible Growth Fund, Inc.                         $90   $116   $148  $287    $20   $66      $118    $287
Dreyfus Stock Index Fund                                                   $85    $98   $117  $214    $15   $48       $87    $214
Strong Opportunity Fund II, Inc.                                           $94   $127   $168  $333    $24   $77      $138    $333
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II        $94   $127   $169  $334    $24   $77      $139    $334
Deutsche VIT EAFE(R)Equity Index Fund                                      $89   $111   $140  $268    $19   $61      $110    $268
Deutsche VIT Equity 500 Index Fund                                         $85   $100   $120  $220    $15   $50       $90    $220
Deutsche VIT Small Cap Index Fund                                          $87   $104   $128  $241    $17   $54       $98    $241
INVESCO VIF-Equity Income Fund                                             $94   $129   $171  $339    $24   $79      $141    $339
INVESCO VIF-Total Return Fund                                              $95   $132   $177  $353    $25   $82      $147    $353
INVESCO VIF-High Yield Fund                                                $93   $125   $165  $325    $23   $75      $135    $325
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                           $93   $124   $163  $321    $23   $74      $133    $321
Morgan Stanley UIF, Inc.-Value Portfolio                                   $91   $118   $152  $295    $21   $68      $122    $295
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                            $89   $113   $143  $275    $19   $63      $113    $275
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                        $93   $126   $166  $328    $23   $76      $136    $328
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                $100   $148   $204  $414    $30   $98      $174    $414
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                  $94   $129   $171  $341    $24   $79      $141    $341
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio           $93   $126   $166  $328    $23   $76      $136    $328
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio              $93   $125   $165  $326    $23   $75      $135    $326
The Timothy Plan Small-Cap Variable Series                                 $94   $128   $170  $338    $24   $78      $140    $338


--------------------------------------------------------------------------------
                                                                  9




Enhanced Contracts with Administration Charge Waived                       Example #1--                 Example #2--
                                                                           Assuming Surrender            Assuming No Surrender
                                                                         If the owner surrenders       If the owner does not
                                                                          his or her Contract at      surrender his or her Contract
                                                                         the end of the applicable    or if it is annuitized, the
                                                                         time period, the following   following expenses would be
                                                                         expenses would be charged    on a $1,000 investment at the
                                                                         on a $1,000 investment:      end of charged the applicable
                                                                                                      time period:
--------------------------------------------------------------------- -------------------------------------------------- ----------
Sub-Account                                                                1       3      5    10      1      3        5      10
                                                                         Year    Years  Years Years   Year  Years    Years   Years
---------------------------------------------------------------------    ------ ------  ----- ------  ----  ------   -----   -----
Janus A.S.-Aggressive Growth Portfolio                                    $87    $107   $133  $251    $17   $57      $103    $251
Janus A.S.-Worldwide Growth Portfolio                                     $88    $108   $134  $255    $18   $58      $104    $255
Janus A.S.-Balanced Portfolio                                             $87    $107   $133  $251    $17   $57      $103    $251
Janus A.S.-Growth Portfolio                                               $87    $107   $133  $251    $17   $57      $103    $251
Janus A.S.-International Growth Portfolio                                 $88    $110   $138  $263    $18   $60      $108    $263
Janus A.S.-Capital Appreciation Portfolio                                 $88    $107   $134  $253    $18   $57      $104    $253
Dreyfus V.I.F.-Appreciation Portfolio                                     $89    $110   $139  $266    $19   $60      $109    $266
Dreyfus V.I.F.-Money Market Portfolio                                     $87    $104   $127  $238    $17   $54       $97    $238
Dreyfus V.I.F.-Growth and Income Portfolio                                $89    $111   $140  $267    $19   $61      $110    $267
Dreyfus V.I.F.-Small Cap Portfolio                                        $89    $110   $139  $266    $19   $60      $109    $266
The Dreyfus Socially Responsible Growth Fund, Inc.                        $89    $111   $140  $267    $19   $61      $110    $267
Dreyfus Stock Index Fund                                                  $83     $93   $108  $193    $13   $43       $78    $193
Strong Opportunity Fund II, Inc.                                          $92    $122   $160  $313    $22   $72      $130    $313
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II       $92    $122   $160  $315    $22   $72      $130    $315
Deutsche VIT EAFE(R)Equity Index Fund                                     $87    $106   $131  $248    $17   $56      $101    $248
Deutsche VIT Equity 500 Index Fund                                        $84     $95   $111  $199    $14   $45       $81    $199
Deutsche VIT Small Cap Index Fund                                         $85    $100   $120  $220    $15   $50       $90    $220
INVESCO VIF-Equity Income Fund                                            $93    $124   $162  $320    $23   $74      $132    $320
INVESCO VIF-Total Return Fund                                             $94    $127   $169  $334    $24   $77      $139    $334
INVESCO VIF-High Yield Fund                                               $92    $120   $156  $306    $22   $70      $126    $306
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                          $91    $119   $154  $302    $21   $69      $124    $302
Morgan Stanley UIF, Inc.-Value Portfolio                                  $89    $113   $143  $275    $19   $63      $113    $275
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                           $88    $108   $134  $255    $18   $58      $104    $255
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                       $92    $121   $157  $308    $22   $71      $127    $308
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                $99    $143   $196  $395    $29   $93      $166    $395
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                 $93    $124   $163  $321    $23   $74      $133    $321
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio          $92    $121   $157  $308    $22   $71      $127    $308
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio             $92    $120   $157  $307    $22   $70      $127    $307
The Timothy Plan Small-Cap Variable Series                                $93    $123   $162  $319    $23   $73      $132    $319


The examples are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between the fixed account options and the Sub-Accounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of $0.68 per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/99 to total net assets as of 12/31/99. The examples do not include charges for premium taxes.

--------------------------------------------------------------------------------
                                                                  11

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                 Sub-Account                                             Standard Contracts

                                                                12/31/97      12/31/98       12/31/99
---------------- -------------------------------------------- ------------ -------------- -------------
Janus            Aggressive Growth Portfolio
Aspen                     Accumulation Unit Value                10.723950      14.199318     31.565210
Series                    Accumulation Units Outstanding         2,830.076     53,896.345   329,807.902
                 -------------------------------------------- ------------ -------------- -------------
                 Worldwide Growth Portfolio
                          Accumulation Unit Value                 9.935860      12.632936     20.488548
                          Accumulation Units Outstanding        56,665.753   402,131.168  1,026,072.851
                 -------------------------------------------- ------------ -------------- -------------
                 Balanced Portfolio
                          Accumulation Unit Value                10.604609      14.043929     17.556100
                          Accumulation Units Outstanding        30,519.754    373,285.807 1,571,579.505
                 -------------------------------------------- ------------ -------------- -------------
                 Growth Portfolio
                          Accumulation Unit Value                10.239960      13.699715     19.453513
                          Accumulation Units Outstanding        32,737.591    172,190.630   643,514.256
                 -------------------------------------------- ------------ -------------- -------------
                 International Growth Portfolio
                          Accumulation Unit Value                 9.735841      11.256365     20.234788
                          Accumulation Units Outstanding        12,541.039     45,382.775   142,343.325
                 -------------------------------------------- ------------ -------------- -------------
                 Capital Appreciation Portfolio
                          Accumulation Unit Value                      N/A            N/A     13.234548
                          Accumulation Units Outstanding               N/A            N/A   471,936.628
---------------- -------------------------------------------- ------------ -------------- -------------
Dreyfus          Appreciation Portfolio
Variable                  Accumulation Unit Value                10.103905      12.975443     14.262203
Investment                Accumulation Units Outstanding        18,347.666    170,523.015   517,772.082
Fund             -------------------------------------------- ------------ -------------- -------------
                 Money Market Portfolio
                          Accumulation Unit Value                 1.016499       1.050876      1.083700
                          Accumulation Units Outstanding             0.000    658,981.650 2,638,837.162
                 -------------------------------------------- ------------ -------------- -------------
                 Growth and Income Portfolio
                          Accumulation Unit Value                10.196538      11.243790     12.961023
                          Accumulation Units Outstanding        32,231.762    159,409.837   331,756.261
                 -------------------------------------------- ------------ -------------- -------------
                 Small Cap Portfolio
                          Accumulation Unit Value                10.362314       9.867472     11.984035
                          Accumulation Units Outstanding        41,359.506    171,968.905   275,503.637
---------------- -------------------------------------------- ------------ -------------- -------------
The Dreyfus Socially Responsible Growth Fund, Inc.
                          Accumulation Unit Value                10.320883      13.169143     16.894039
                          Accumulation Units Outstanding        26,332.500    140,614.024   408,482.196
---------------- -------------------------------------------- ------------ -------------- -------------
Dreyfus Stock Index Fund
                          Accumulation Unit Value                10.479569      13.250646     15.760394
                          Accumulation Units Outstanding        69,510.645    779,485.606 2,129,772.165
---------------- -------------------------------------------- ------------ -------------- -------------
Strong Opportunity Fund II, Inc.
                          Accumulation Unit Value                10.727356      12.012034     15.981484
                          Accumulation Units Outstanding         6,416.208     72,644.387   138,453.066
---------------- -------------------------------------------- ------------ -------------- -------------
Strong Variable Insurance Funds, Inc.
-Strong Mid Cap Growth Fund II
                          Accumulation Unit Value                10.707133      13.587521     25.444156
                          Accumulation Units Outstanding         2,147.556     33,197.715   120,559.085
---------------- -------------------------------------------- ------------ -------------- -------------
Deutsche         Deutsche VIT EAFE(R) Equity Index Fund
Asset                     Accumulation Unit Value                      N/A            N/A     11.958486
Management                Accumulation Units Outstanding               N/A            N/A     6,821.832
VIT Funds        ------------------------------------------- ------------- -------------- -------------
                 Deutsche VIT Equity 500 Index Fund
                          Accumulation Unit Value                      N/A            N/A     10.815237
                          Accumulation Units Outstanding               N/A            N/A    73,596.514
                 ------------------------------------------- ------------- -------------- -------------
                 Deutsche VIT Small Cap Index Fund
                          Accumulation Unit Value                      N/A            N/A     11.606269
                          Accumulation Units Outstanding               N/A            N/A    15,259.149

                                                                         Enhanced Contracts

                                                               12/31/97        12/31/98      12/31/99
---------------- -------------------------------------------- ------------ -------------- -------------
Janus            Aggressive Growth Portfolio
Aspen                     Accumulation Unit Value                10.738659      14.260947     31.796057
Series                    Accumulation Units Outstanding             0.000         36.621       829.264
                 ------------------------------------------- ------------- -------------- -------------
                 Worldwide Growth Portfolio
                          Accumulation Unit Value                 9.949496      12.687776     20.638429
                          Accumulation Units Outstanding             0.000        123.659     2,225.846
                 ------------------------------------------- ------------- -------------- -------------
                 Balanced Portfolio
                          Accumulation Unit Value                10.619159      14.104892     17.684597
                          Accumulation Units Outstanding             0.000        214.770     2,931.027
                 ------------------------------------------- ------------- -------------- -------------
                 Growth Portfolio
                          Accumulation Unit Value                10.254006      13.759186     19.595874
                          Accumulation Units Outstanding             0.000         84.318     1,374.992
                 ------------------------------------------- ------------- -------------- -------------
                 International Growth Portfolio
                          Accumulation Unit Value                 9.749214      11.305246     20.382770
                          Accumulation Units Outstanding             0.000         58.950     2,330.619
                 -------------------------------------------- ------------ ------------- --------------
                 Capital Appreciation Portfolio
                          Accumulation Unit Value                      N/A            N/A     13.260556
                          Accumulation Units Outstanding               N/A            N/A         4.141
---------------- -------------------------------------------- ------------ -------------- -------------
Dreyfus          Appreciation Portfolio
Variable                  Accumulation Unit Value                10.117776      13.031774     14.366606
Investment                Accumulation Units Outstanding             0.000        100.415     2,156.774
Fund             -------------------------------------------  ------------ -------------- -------------
                 Money Market Portfolio
                          Accumulation Unit Value                 1.017876       1.055214      1.090994
                          Accumulation Units Outstanding             0.000        555.360     8,490.939
                 ------------------------------------------- ------------- -------------- -------------
                 Growth and Income Portfolio
                          Accumulation Unit Value                10.210527      11.292611     13.055905
                          Accumulation Units Outstanding             0.000          5.049       650.409
                 ------------------------------------------- ------------- -------------- -------------
                 Small Cap Portfolio
                          Accumulation Unit Value                10.376538       9.910354     12.071820
                          Accumulation Units Outstanding             0.000         14.492       486.764
---------------- -------------------------------------------- ------------ -------------- -------------
The Dreyfus Socially Responsible Growth Fund,Inc.
                          Accumulation Unit Value                10.335055      13.226328     17.017705
                          Accumulation Units Outstanding             0.000         80.398       351.586
---------------- -------------------------------------------- ------------ -------------- -------------
Dreyfus Stock Index Fund
                          Accumulation Unit Value                10.493943      13.308166     15.875757
                          Accumulation Units Outstanding             0.000         56.321       616.234
---------------- -------------------------------------------- ------------ -------------- -------------
Strong Opportunity Fund II, Inc.
                          Accumulation Unit Value                10.742083      12.064227     16.098506
                          Accumulation Units Outstanding             0.000         15.156       790.953
---------------- -------------------------------------------- ------------ -------------- -------------
Strong Variable Insurance Funds, Inc.
-Strong Mid Cap Growth Fund II
                          Accumulation Unit Value                10.721828      13.646505     25.630290
                          Accumulation Units Outstanding             0.000          9.046       164.682
---------------- -------------------------------------------- ------------ -------------- -------------
Deutsche         Deutsche VIT EAFE(R) Equity Index Fund
Asset                     Accumulation Unit Value                      N/A            N/A     11.981984
Management                Accumulation Units Outstanding               N/A            N/A         0.000
VIT Funds        -------------------------------------------  ------------ ------------- --------------
                 Deutsche VIT Equity 500 Index Fund
                          Accumulation Unit Value                      N/A            N/A     10.836517
                          Accumulation Units Outstanding               N/A            N/A         0.000
                 -------------------------------------------  ------------ ------------- --------------
                 Deutsche VIT Small Cap Index Fund
                          Accumulation Unit Value                      N/A            N/A     11.629080
                          Accumulation Units Outstanding               N/A            N/A         0.000


                                                                        Enhanced Contracts With
                                                                      Administration Charge Waived
                                                                12/31/97      12/31/98      12/31/99
---------------- -------------------------------------------- ------------ -------------- -------------
Janus            Aggressive Growth Portfolio
Aspen                     Accumulation Unit Value                10.745938      14.291595     31.911561
Series                    Accumulation Units Outstanding             0.000          0.000       159.044
                 -------------------------------------------  ------------ ------------- --------------
                 Worldwide Growth Portfolio
                          Accumulation Unit Value                 9.956287      12.715080     20.713399
                          Accumulation Units Outstanding             0.000          0.000       151.550
                 -------------------------------------------  ------------ ------------- --------------
                 Balanced Portfolio
                          Accumulation Unit Value                10.626394      14.135421     17.749154
                          Accumulation Units Outstanding             0.000        0.000       111.555
                 -------------------------------------------  ------------ ------------- --------------
                 Growth Portfolio
                          Accumulation Unit Value                10.261077      13.789099     19.667608
                          Accumulation Units Outstanding             0.000          0.000       109.122
                 -------------------------------------------  ------------ ------------- --------------
                 International Growth Portfolio
                          Accumulation Unit Value                 9.755900      11.329668     20.457001
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------  ------------ ------------- --------------
                 Capital Appreciation Portfolio
                          Accumulation Unit Value                     N/A             N/A     13.273610
                          Accumulation Units Outstanding              N/A             N/A       170.622
---------------- -------------------------------------------- ------------ -------------- -------------
Dreyfus          Appreciation Portfolio
Variable                  Accumulation Unit Value                10.124633      13.059918     14.419045
Investment                Accumulation Units Outstanding             0.000          0.000       154.147
Fund             -------------------------------------------  ------------ -------------- -------------
                 Money Market Portfolio
                          Accumulation Unit Value                10.018560       1.059678      1.096462
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------  ------------ ------------- --------------
                 Growth and Income Portfolio
                          Accumulation Unit Value                10.217481      11.251722     13.103601
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------  ------------ ------------- --------------
                 Small Cap Portfolio
                          Accumulation Unit Value                10.383658       9.931930     12.116077
                          Accumulation Units Outstanding             0.000          0.000       199.908
---------------- -------------------------------------------- ------------ -------------- -------------
The Dreyfus Socially Responsible Growth Fund, Inc.
                          Accumulation Unit Value                10.342126      13.254881     17.079770
                          Accumulation Units Outstanding             0.000          0.000         0.000
---------------- -------------------------------------------- ------------ -------------- -------------
Dreyfus Stock Index Fund
                          Accumulation Unit Value                10.501129      13.337028     15.933836
                          Accumulation Units Outstanding             0.000          0.000       222.802
---------------- -------------------------------------------- ------------ -------------- -------------
Strong Opportunity Fund II, Inc.
                          Accumulation Unit Value                10.749472      12.090403     16.157323
                          Accumulation Units Outstanding             0.000          0.000         0.000
---------------- -------------------------------------------- ------------ -------------- -------------
Strong Variable Insurance Funds, Inc.
-Strong Mid Cap Growth Fund II
                          Accumulation Unit Value                10.729174      13.675996     25.723816
                          Accumulation Units Outstanding             0.000          0.000         0.000
---------------- -------------------------------------------- ------------ -------------- -------------
Deutsche         Deutsche VIT EAFE(R) Equity Index Fund
Asset                     Accumulation Unit Value                      N/A            N/A     11.993767
Management                Accumulation Units Outstanding               N/A            N/A         0.000
VIT Funds        -------------------------------------------- ------------ -------------- -------------
                 Deutsche VIT Equity 500 Index Fund
                          Accumulation Unit Value                      N/A            N/A     10.847192
                          Accumulation Units Outstanding               N/A            N/A       131.993
                 -------------------------------------------  ------------ ------------- --------------
                 Deutsche VIT Small Cap Index Fund
                          Accumulation Unit Value                      N/A            N/A     11.640544
                          Accumulation Units Outstanding               N/A            N/A         0.000

                 Sub-Account                                             Standard Contracts

                                                               12/31/97      12/31/98       12/31/99
---------------- -------------------------------------------- ------------ -------------- -------------
INVESCO          INVESCO VIF-Equity Income Fund
Variable                  Accumulation Unit Value                10.659157      12.120155     1.726769
Investment                Accumulation Units Outstanding        33,269.953    200,541.938   553,696.171
Funds, Inc.      -------------------------------------------- ------------ -------------- -------------
                 INVESCO VIF-Total Return Fund
                          Accumulation Unit Value                10.503108      11.348675     10.811807
                          Accumulation Units Outstanding        14,641.934    154,762.526   258,825.173
                 -------------------------------------------- ------------ -------------- -------------
                 INVESCO VIF-High Yield Fund
                          Accumulation Unit Value                10.687084      10.689459     11.510803
                          Accumulation Units Outstanding        10,260.821     70,047.913   221,636.210
---------------  -------------------------------------------- ------------ -------------- -------------
Morgan           Mid Cap Value Portfolio
Stanley                   Accumulation Unit Value                11.113227      12.705082     15.049488
UIF,  Funds               Accumulation Units Outstanding        16,674.966    111,076.120   183,388.647
                 -------------------------------------------- ------------ -------------- -------------
                 Value Portfolio
                          Accumulation Unit Value                10.204064       9.848411      9.536137
                          Accumulation Units Outstanding         9,944.401     34,212.111    78,330.649
                 -------------------------------------------- ------------ -------------- -------------
                 Fixed Income Portfolio
                          Accumulation Unit Value                10.412276      11.079965     10.749115
                          Accumulation Units Outstanding             4.653     46,348.096   279,183.758
                 -------------------------------------------- ------------ -------------- -------------
                 U.S. Real Estate Portfolio
                          Accumulation Unit Value                11.101269       9.758808      9.482378
                          Accumulation Units Outstanding         7,200.060     43,786.457    86,941.426
                 -------------------------------------------- ------------ -------------- -------------
                 Emerging Markets Equity Portfolio
                          Accumulation Unit Value                 7.911559       5.915866     11.416896
                          Accumulation Units Outstanding         9,042.956     30,255.642    56,080.554
---------------  -------------------------------------------- ------------ -------------- -------------
PBHG             PBHG Growth II Portfolio
Insurance                 Accumulation Unit Value                 9.511124      10.147606     19.835104
Series                    Accumulation Units Outstanding         6,195.935     24,618.770    67,359.578
Fund, Inc.       -------------------------------------------- ------------ -------------- -------------
                 PBHG Large Cap Growth Portfolio
                          Accumulation Unit Value                10.150555      13.076352     21.307087
                          Accumulation Units Outstanding        11,415.131     31,474.961   158,614.893
                 -------------------------------------------- ------------ -------------- -------------
                 PBHG Technology & Communications Portfolio
                          Accumulation Unit Value                 9.057045      11.808346     38.941384
                          Accumulation Units Outstanding        20,974.008     65,820.143   433,441.908
---------------  -------------------------------------------- ------------ -------------- -------------
The Timothy Plan Small-Cap Variable Series
                          Accumulation Unit Value                      N/A      10.283942     12.097693
                          Accumulation Units Outstanding               N/A     29,293.327    94,238.615

                                                                         Enhanced Contracts

                                                               12/31/97      12/31/98      12/31/99
---------------- -------------------------------------------- ------------ -------------- -------------
INVESCO          INVESCO VIF-Equity Income Fund
Variable                  Accumulation Unit Value                10.673778      12.172796     13.827281
Investment                Accumulation Units Outstanding             0.000        163.123     1,667.041
Funds, Inc.               ----------------------------------  ------------ -------------- -------------
                 INVESCO VIF-Total Return Fund
                          Accumulation Unit Value                10.517508      11.397954     10.890979
                          Accumulation Units Outstanding             0.000        111.314     1,936.199
                 -------------------------------------------   ----------- -------------- -------------
                 INVESCO VIF-High Yield Fund
                          Accumulation Unit Value                10.701757      10.735898     11.595106
                          Accumulation Units Outstanding             0.000          7.556       113.564
---------------  -------------------------------------------   ----------- -------------- -------------
Morgan           Mid Cap Value Portfolio
Stanley                   Accumulation Unit Value                11.128478      12.760268     15.159702
UIF,  Funds               Accumulation Units Outstanding             0.000         15.684       827.448
                 -------------------------------------------   ----------- -------------- -------------
                 Value Portfolio
                          Accumulation Unit Value                10.218060       9.891198      9.605992
                          Accumulation Units Outstanding             0.000         23.284       703.796
                 -------------------------------------------   ----------- -------------- -------------
                 Fixed Income Portfolio
                          Accumulation Unit Value                10.426565      11.128092     10.827853
                          Accumulation Units Outstanding             0.000         30.906     1,472.104
                 -------------------------------------------   ----------- -------------- -------------
                 U.S. Real Estate Portfolio
                          Accumulation Unit Value                11.116503       9.801228      9.551867
                          Accumulation Units Outstanding             0.000         10.564       733.827
                 -------------------------------------------   ----------- -------------- -------------
                 Emerging Markets Equity Portfolio
                          Accumulation Unit Value                 7.922446       5.941609     11.500499
                          Accumulation Units Outstanding             0.000          0.000       128.179
---------------  -------------------------------------------   ----------- -------------- -------------
PBHG             PBHG Growth II Portfolio
Insurance                 Accumulation Unit Value                 9.524184      10.191707     19.982600
Series                    Accumulation Units Outstanding             0.000          6.572       139.873
Fund, Inc.       -------------------------------------------   ----------- -------------- -------------
                 PBHG Large Cap Growth Portfolio
                          Accumulation Unit Value                10.164489      13.133125     21.462991
                          Accumulation Units Outstanding             0.000          0.000       549.785
                 -------------------------------------------   ----------- -------------- -------------
                 PBHG Technology & Communications Portfolio
                          Accumulation Unit Value                 9.069487      11.859648     39.226135
                          Accumulation Units Outstanding             0.000          2.516       904.009
---------------  -------------------------------------------   ----------- -------------- -------------
The Timothy Plan Small-Cap Variable Series
                          Accumulation Unit Value                      N/A      10.304332     12.157659
                          Accumulation Units Outstanding               N/A         17.653       374.501



                                                                        Enhanced Contracts With
                                                                      Administration Charge Waived
                                                                12/31/97      12/31/98      12/31/99
---------------- -------------------------------------------- ------------ -------------- -------------
INVESCO          INVESCO VIF-Equity Income Fund
Variable                  Accumulation Unit Value                10.681089       12.99230     13.877907
Investment                Accumulation Units Outstanding             0.000          0.000         0.000
Funds, Inc.      -------------------------------------------- ------------ -------------- --- ---------

                 INVESCO VIF-Total Return Fund
                          Accumulation Unit Value                10.524723      14.291595     10.930872
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------- ------------ -------------- -------------
                 INVESCO VIF-High Yield Fund
                          Accumulation Unit Value                10.709127      10.759164     11.637523
                          Accumulation Units Outstanding             0.000          0.000         0.000
---------------- -------------------------------------------- ------------ -------------- -------------
Morgan           Mid Cap Value Portfolio
Stanley                   Accumulation Unit Value                11.136071      12.788027     15.215264
UIF,  Funds               Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------- ------------ -------------- -------------
                 Value Portfolio
                          Accumulation Unit Value                10.225073       9.912646      9.641132
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------- ------------ -------------- -------------
                 Fixed Income Portfolio
                          Accumulation Unit Value                10.443738      11.152242     10.867507
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------- ------------ -------------- -------------
                 U.S. Real Estate Portfolio
                          Accumulation Unit Value                11.124047       9.822531      9.586849
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------- ------------ -------------- -------------
                 Emerging Markets Equity Portfolio
                          Accumulation Unit Value                 7.927919       5.954580     11.542646
                          Accumulation Units Outstanding             0.000          0.000         0.000
---------------- -------------------------------------------- ------------ -------------- -------------
PBHG             PBHG Growth II Portfolio
Insurance                 Accumulation Unit Value                 9.530743      10.213910     20.053445
Series                    Accumulation Units Outstanding             0.000          0.000         0.000
Fund, Inc.       -------------------------------------------- ------------ -------------- -------------
                 PBHG Large Cap Growth Portfolio
                          Accumulation Unit Value                10.171451      13.161608     21.541442
                          Accumulation Units Outstanding             0.000          0.000         0.000
                 -------------------------------------------- ------------ -------------- -------------
                 PBHG Technology & Communications Portfolio
                          Accumulation Unit Value                 9.075740      11.885350     39.369150
                          Accumulation Units Outstanding             0.000          0.000       274.877
---------------- -------------------------------------------- ------------ -------------- -------------
The Timothy Plan
Small-Cap
Variable Series
                          Accumulation Unit Value                      N/A      10.314606     12.137973
                          Accumulation Units Outstanding              0.000         0.000         0.000


The  above  table  gives  year-end   Accumulation   Unit  information  for  each
Sub-Account from the end of the year of inception to December 31, 1999. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Dreyfus VIF Money Market Portfolio Sub-Account was 10.00000 as of July 15, 1997 (the Separate Account commencement date), or as of May 1, 1998 (the effective date of the Sub-Account) for The Timothy Plan Small-Cap Variable Series, or as of May 1, 1999 (the effective date of the Sub-Account) for the Janus Aspen Series Capital Appreciation Portfolio and the three Deutsche Asset Management VIT Funds. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Sub-Account was 1.000000 as of July 15, 1997.




Financial  Statements  The  financial  statements  and  reports  of  independent auditors for the Company and for the Separate Account are included in the statement of additional information.
                                                                  13

Performance Information From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.


--------------------------------------------------------------------------------
Yield Data
The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. Th "effective yiel" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return. "Average annual total return" is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Sub-Account for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.



"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures
The Company may include in reports and promotional literature rankings of the Sub-Accounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

o compare the performance of a Sub-Account with applicable indices and/or industry averages;
o present performance information that reflects the effects of tax-deferred compounding on Sub-Account investment returns;
o compare investment return on a tax-deferred basis with currently taxable investment return;
o illustrate investment returns by graphs, charts, or otherwise.
--------------------------------------------------------------------------------
                                                                  14

THE PORTFOLIOS
--------------------------------------------------------------------------------
The Separate Account is currently divided into 29 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Janus Aspen Series

Advisor:                         Aggressive Growth Portfolio
Janus Capital Corporation        A non-diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Advisor:                         Worldwide Growth Portfolio
Janus Capital Corporation        A diversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.  International investing may present special risks, including currency fluctuations and social and political developments.

Advisor:                         Balanced Portfolio
Janus Capital Corporation        A diversified portfolio that seeks long-term capital growth, consistent with preservation of capital and balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.  The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Advisor:                         Growth Portfolio
Janus Capital Corporation        A diversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.  Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Advisor:                         International Growth Portfolio
Janus Capital Corporation        A diversified portfolio that seeks long-term growth of capital by investing at least 65%
                                 of its total assets in securities from at least five different countries excluding the
                                 United States.  International investing may present special risks, including currency fluctuations and social and political developments.


--------------------------------------------------------------------------------
                                                                  15


Advisor:                                 Capital Appreciation Portfolio
Janus Capital Corporation                A non-diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential.  The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.
Dreyfus Portfolios

Advisor:                                 Dreyfus Variable Investment Fund- Appreciation Portfolio
The Dreyfus Corporation                  The Appreciation Portfolio seeks to provide long-term capital growth consistent with the preservation of capital.  Current income is a secondary goal.  It seeks to achieve its
Sub-Advisor:                             goals by investing in common stocks, focusing on  "blue chip" companies with total market
Fayez Sarofim & Co.                      values of more than $5 billion at the time of purchase.

Advisor:                                 Dreyfus Variable Investment Fund-Money Market Portfolio
The Dreyfus Corporation                  The Money Market Portfolio  seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This
                                         Portfolio invests in a diversified portfolio of high quality short-term debt securities.
                                         An investment in the Money Market Portfolio is neither insured nor guaranteed by the
                                         Federal Deposit Insurance Corporation or any other government agency.  Although the
                                         Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Advisor:                                 Dreyfus Variable Investment Fund-Growth and Income Portfolio
The Dreyfus Corporation                  The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Advisor:                                 Dreyfus Variable Investment Fund-Small Cap Portfolio
The Dreyfus Corporation                  The Small Cap Portfolio  seeks to maximize capital appreciation. This Portfolio generally invests at least 65% of its assets in common stocks of U.S. and foreign companies. This
                                         Portfolio focuses on small-cap companies with total market values of less than $1.5 billion.

Advisor:                                 The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Corporation                  The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the Fund invests primarily in
Sub-Advisor:                             common stock of companies that, in the opinion of the Fund's management, meet traditional
NCM Capital Management Group, Inc.       investment standards, and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Advisor:                                 Dreyfus Stock Index Fund
The Dreyfus Corporation                  The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500
                                         Composite Stock Price Index.  To pursue this goal, the Fund generally invests in all 500
Index Manager:                           stocks in the S&P 500(R) in proportion to their weighting in the index.  The Fund is not
Mellon Equity Associates (an affiliate   sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no
of Dreyfus)                              representation regarding the advisability of investing in the Fund.




--------------------------------------------------------------------------------



Strong Portfolios

Advisor:                                 Strong Opportunity Fund II, Inc.
Strong Capital Management, Inc.          The investment objective of the Strong Opportunity Fund II is to seek capital growth.  It currently emphasizes medium-sized companies that the advisor believes are under-researched and attractively valued.

Advisor:                                 Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
Strong Capital Management, Inc.          The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth.
                                         It invests primarily in equity securities that the Fund's managing advisor believes have above-average growth prospects.  This Portfolio was formerly called the Strong Growth Fund
                                         II.

Deutsche Asset Management VIT Funds

Advisor:                                 Deutsche VIT EAF (R) Equity Index Fund
Bankers Trust Company                    The EAFE (R) Equity Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of Morgan Stanley Capital International (MSCI) (the "EAFE(R)
                                         Index"), a widely accepted benchmark of stock performance of major companies in Europe,
                                         Australia and the Far East.  The Fund will invest primarily in international companies that compose the EAFE (R) Index, using statistical methods to replicate the EAFE(R) Index in approximately the same weightings.  Securities purchased by the Fund will generally, but not necessarily, be traded on a foreign securities exchange.

Advisor:                                 Deutsche VIT Equity 500 Index Fund
Bankers Trust Company                    The Equity 500 Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the
                                         "S&P(R) 500"), which emphasizes  stocks of large U.S. Companies. The Portfolio will invest primarily in the common stock of those companies included in the S&P 500, selected on the basis of computer generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

Advisor:                                 Deutsche VIT Small Cap Index Fund
Bankers Trust Company                    The Small Cap Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell(R) 2000")
                                         an index consisting of 2,000 small-capitalization common stocks.  The Fund will invest primarily in companies included in the Russell 2000, on the basis of  statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.


--------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.


Advisor:                                 INVESCO VIF -Equity Income Fund
INVESCO Funds Group, Inc.                The primary goal of the INVESCO VIF-Equity Income Fund is to seek high  current income.
                                         The Portfolio normally invests at least 65% of its assets in dividend paying common and preferred stocks.  This Portfolio was formerly called the Industrial Income Portfolio.

Advisor:                                 INVESCO VIF -Total Return Fund
INVESCO Funds Group, Inc.                The investment objective of the INVESCO VIF-Total Return Fund is to seek a high total return on investment through capital appreciation and current income. The INVESCO
                                         VIF-Total Return Fund seeks to accomplish its objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Advisor:                                 INVESCO VIF -High Yield Fund
INVESCO Funds Group, Inc.                The investment objective of the INVESCO VIF-High Yield Fund is to seek a high level of current income by investing substantially all of its assets in lower rated  debt securities and  preferred stocks, including securities issued by foreign companies. The
                                         Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective. For further discussion of the risks associated with investment in lower rated bonds, please see the attached INVESCO Variable Investment Funds, Inc. prospectus.



PBHG Insurance Series Fund, Inc.

Advisor:                                 PBHG Growth II Portfolio
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Growth II Portfolio is to seek capital appreciation. The Portfolio invests primarily in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues between $500 million and $10 billion) that, in the Advisor's opinion, have strong business momentum, earnings growth and potential for significant capital appreciation.

Advisor:                                 PBHG Large Cap Growth Portfolio
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Large Cap Growth Portfolio is to
                                         seek long-term growth of capital.  The Portfolio invests primarily in common stocks of large capitalization companies (market capitalization in excess of $1 billion) that, in the Advisor's opinion, have strong business momentum, growth in earnings and potential for capital appreciation.

Advisor:                                 PBHG Technology & Communications Portfolio
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Technology & Communications
                                         Portfolio is to seek long-term growth of capital.  Current income is incidental to the
                                         Portfolio's objective.  The Portfolio, a non-diversified fund, invests primarily in common stocks of companies doing business in the Technology and Communications sectors of the market.  The Portfolio is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors.


The Universal Institutional Funds, Inc.


Advisor:                                 Mid Cap Value Portfolio
Miller Anderson & Sherrerd, LLP (an      The investment objective of the Mid Cap Value Portfolio is to seek above-average total
indirect wholly owned subsidiary of      return over a market cycle of three to five years by investing primarily in common stocks
Morgan Stanley Dean Witter & Co.)        of companies with capitalizations in the range of companies included in the S&P MidCap 400
                                         Index (currently $500 million to $6 billion).  The Portfolio purchases stocks that typically do not pay dividends.  The Advisor analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.

Advisor:                                 Value Portfolio
Miller Anderson & Sherrerd, LLP (an      The investment objective of the Value Portfolio is to seek above-average total return over
indirect wholly owned subsidiary of      a market cycle of three to five years by investing primarily in common stocks of companies
Morgan Stanley Dean Witter & Co.)        with equity capitalizations greater than $2.5 billion.  The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the
                                         S&P 500 Index.  The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

Advisor:                                 Fixed Income Portfolio
Miller Anderson & Sherrerd, LLP (an      The investment objective of the Fixed Income Portfolio is to seek above-average total
indirect wholly owned subsidiary of      return over a market cycle of three to five years by investing primarily in a diversified
Morgan Stanley Dean Witter & Co.)        mix of dollar-denominated investment grade fixed income securities, particularly U.S.
                                         Government, corporate and mortgage securities.  The Portfolio ordinarily will maintain an average weighted maturity in excess of five years.  The Portfolio may invest opportunistically in non-dollar-denominated securities and below investment grade securities.

Advisor:                                 U.S. Real Estate Portfolio
Morgan Stanley Asset Management (a       The investment objective of the U.S. Real Estate Portfolio is to seek above-average
wholly owned subsidiary of Morgan        current income and long-term capital appreciation by investing primarily in equity
Stanley Dean Witter & Co.)               securities of U.S. and non-U.S. companies engaged in the U.S. real estate industry, including Real Estate Investment Trusts (REITs).

Advisor:                                 Emerging Markets Equity Portfolio
Morgan Stanley Asset Management (a       The investment objective of the Emerging Markets Equity Portfolio is long-term capital
wholly owned subsidiary of Morgan        appreciation by investing primarily in equity securities of issuers in emerging market
Stanley Dean Witter & Co.)               countries  The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.  The Portfolio's investment approach combines top-down country allocation with bottom-up stock selection.  Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.



The Timothy Plan Small-Cap Variable Series

Advisor:                                 The Timothy Plan Small-Cap Variable Series
Timothy Partners, Ltd.                   The primary investment objective of The Timothy Plan Small-Cap Variable Series is to seek long-term capital growth, with a secondary objective of current income.  The Portfolio shall seek to achieve its objectives while abiding by ethical standards established for investments by the Portfolio.  The securities in which the Portfolio shall be precluded from investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities.



--------------------------------------------------------------------------------

Additions, Deletions, or Substitutions
The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.



Voting Rights To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Sub-Account.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

--------------------------------------------------------------------------------

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------
Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insuranc company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of American Annuity Group(R), Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity Investors(R) Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts that invest in the Separate Account.

AAG SECURITIES, INC.
--------------------------------------------------------------------------------
AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.

AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 80. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.

The Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page 27 of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page 29 of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Contingent Deferred Sales Charge ("CDSC")

Purpose of Charge    Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.
Amount of Charge     Up to 7% of each purchase payment depending on number of years elapsed since receipt of the purchase payment.

 ============================================ =====  =====  ===== ===== ====== ====== ====== ======
 Number of full years elapsed between date
 of receipt of purchase payment and date         0     1     2     3       4      5      6    7 or
 request for surrender received                                                               more
 -------------------------------------------- -----  ----- ------ ----- ------ ------ ------ ------
 CDSC as a percentage of purchase payment
 surrendered                                    7%     6%    5%    4%     3%      2%     1%    0%
 ============================================ ====== ===== ====== ===== ====== ====== ====== ======

When Assessed              On partial or full surrenders of purchase payments during Accumulation Period.
Assessed Against What      Purchase payments only, not earnings.  See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.
Waivers                    o    Free withdrawal privilege.  See the Surrenders section for information.
                           o    In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                           o    Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
                           o    If Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if owner has attained age 55 and
                                Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.
                           o    Long term care waiver rider.  See the Surrenders section for information.
                           o    If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.
                           o    Successor owner endorsement.  See the Account Value section for information.
                           o    Where required to satisfy state law.


Contract Maintenance Fee

Purpose of Charge            Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the
                             Separate Account.
Amount of Charge             $30.00 per year.
When Assessed                During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender.  During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.
Assessed Against What        Amounts invested in the Sub-Accounts.  During the Accumulation Period, the charge is deducted pro rata from the Sub-Accounts in which the Contract has an interest on the date of the charge.
                             During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account.  The charge is not assessed against the fixed account options.


Waivers                o    During Accumulation Period if the Account Value is at least $40,000 on the date of the charge (individual contracts only).
                       o    During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).
                       o    In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                       o    During Benefit Payment Period where required to satisfy state law.


Transfer Fee

Purpose of Charge           Offset cost incurred in administering the Contracts.
Amount of Charge            $25 for each transfer in excess of 12 in any contract year.  The Company reserves the right to change the amount of this charge at any time.
When Assessed               During Accumulation Period.
Assessed Against What       Deducted from amount transferred.
Waivers                     Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year.  The Company reserves the right to eliminate this waiver at any time.


Administration Charge

Purpose of Charge           Offset expenses incurred in administering the Contracts and the Separate Account.
Amount of Charge            Daily charge equal to 0.000411% of the daily Net Asset Value for each Sub-Account, which corresponds to an annual effective rate of 0.15%.
When Assessed               During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What       Amounts invested in the Sub-Accounts.  Not assessed against the fixed account options.
Waivers                     May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.


                                       23
-------------------------------------------------------------------------------

Mortality and Expense Risk Charge

Purpose of Charge            Compensation for bearing certain mortality and expense risks under the Contract.  Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment
                             Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.
Amount of Charge             Daily charge equal to 0.003403% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.  Contracts with the
                             1.25% mortality and expense risk charge are referred to as "Standard Contracts."
When Assessed                During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What        Amounts invested in the Sub-Accounts. Not assessed against the fixed account options.
Waivers                      When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge.  These Contracts are referred to as "Enhanced
                             Contracts.  The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002590% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 0.95%. The Company estimates that for Enhanced Contracts, the mortality risk component of this charge is 0.75% and the expense risk component is 0.20%.

Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page 6 of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                       24
--------------------------------------------------------------------------------

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

Persons With Rights Under a Contract

Owner: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

Joint Owners: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.
Annuitant: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified Contract. The owner may designate an annuitant under a non-tax-qualified Contract.

Beneficiary: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

Payee: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. The beneficiary is the payee of the death benefit.

Assignee: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.
-------------------------------------------------------------------------------

ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page 27 of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on pages 29 and 30 of this prospectus.

Account Statements
During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value
The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units
Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

o        transfer from a Sub-Account
o        full or partial surrender from the Sub-Accounts
o        payment of a death benefit
o        application of the amounts in the Sub-Accounts to a settlement option
o        deduction of the contract maintenance fee
o        deduction of any transfer fee

Successor Owner Endorsement
If the Contract is modified by the successor owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The successor owner endorsement may not be available in all States.

                                       26
-------------------------------------------------------------------------------

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                                        Tax-Qualified          Non-Tax-Qualified
------------------------------------------------------ ----------------------- -----------------------
------------------------------------------------------ ----------------------- -----------------------
Minimum initial purchase payment                       $2,000                  $5,000
------------------------------------------------------ ----------------------- -----------------------
------------------------------------------------------ ----------------------- -----------------------
Minimum monthly under periodic payment program         $50                     $100
------------------------------------------------------ ----------------------- -----------------------
------------------------------------------------------ ----------------------- -----------------------
Minimum additional payments                            $50                     $50
------------------------------------------------------ ----------------------- -----------------------
------------------------------------------------------ ----------------------- -----------------------
Maximum single purchase payment                        $500,000 or Company      $500,000 or Company
                                                       approval                 approval

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or minimum purchase payment under a periodic payment program, or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Sub-Account, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options--Allocations
Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. See The Portfolios section beginning on page 14 of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:

                  Fixed Accumulation Account Option
                  One Year Guaranteed Interest Rate Option
                  Three Year Guaranteed Interest Rate Option
                  Five Year Guaranteed Interest Rate Option
                  Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                                Tax-Qualified and Non-Tax-Qualified
-------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------

Minimum allocation to any Sub-Account                    $10
-------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------
Minimum allocation to fixed accumulation account         $10
-------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------
Minimum allocation to fixed account guarantee option     $2,000

                                                         No amounts may be allocated to a guarantee period
                                                         option, which would extend beyond the owner's 85th
                                                         birthday or 5 years after the effective date of the
                                                         Contract, if later.
-------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------
Allocation during right to cancel period                 No current restrictions, but the Company  reserves
                                                         the right to require that purchase payment(s)
                                                         be allocated to the money market Sub-Account or to the
                                                         fixed accumulation account option during the right
                                                         to cancel period.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.

Principal Guarantee Program
An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section on page 26 of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

Transfers
During  the  Accumulation   Period,   an  owner  may  transfer  amounts  between
Sub-Accounts, among fixed account options, and/or between Sub-Accounts and fixed account options.
The current restrictions on transfers are as follows:

                                                                     Tax-Qualified and Non-Tax-Qualified
------------------------------------------------------------- ------------------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------------------
Minimum transfer from any Sub-Account                         $500 or balance of Sub-Account, if less
------------------------------------------------------------- ------------------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------------------
Minimum transfer from fixed account option                    $500 or balance of fixed account option, if less
------------------------------------------------------------- ------------------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------------------
Minimum transfer to fixed account guarantee option            $2,000
                                                              No amounts may be transferred to a guarantee period
                                                              option, which would extend beyond the owner's 85th
                                                              birthday or 5 years after the effective date of the
                                                              Contract, if later.
------------------------------------------------------------- ------------------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------------------
Maximum transfer from fixed account option other than fixed   During any contract year, 20% of the fixed account
account guarantee option which is maturing                    option's value as of the most recent contract
                                                              anniversary.
------------------------------------------------------------- ------------------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------------------
Transfers from fixed account options                          o   May not be made prior to first contract
                                                                  anniversary.
                                                              o   Amounts transferred from fixed account
                                                                  options to Sub-Accounts may not be transferred
                                                                  back to fixed account options for a period of 6
                                                                  months from the date of the original transfer.


A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

                                       27
------------------------------------------------------------------------------

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service                             Description                       Minimum Account            Limitations/Notes
                                                                      Requirements
-------------------------------- ----------------------------- --------------------------- -----------------------------
-------------------------------- ----------------------------- --------------------------- -----------------------------

Dollar Cost Averaging             Automatic transfers from      Source of funds must be     Dollar cost averaging
There are risks involved          the money market              at least $10,000.           transfers may not be made
in switching between              Sub-Account to any other                                  to any of the fixed
investments available under       Sub-Account(s), or from       Minimum transfer per        account options.  The
the Contract. Dollar cost         the fixed accumulation        month is $500.  When        dollar cost averaging
averaging requires regular        account option to any         balance of source of        transfers will take place
investment changes                Sub-Account(s),on a           funds falls below $500,     on the last Valuation
regardless of fluctuating         monthly or quarterly          entire balance will be      Date of each calendar
price levels and does not         basis.                        allocated according to      month or quarter
guarantee profits or                                            dollar cost averaging       requested by the owner.
prevent losses in a                                              instructions.
declining market.  You
should consider your
financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.
-------------------------------- ----------------------------- --------------------------- -----------------------------
-------------------------------- ----------------------------- --------------------------- -----------------------------

Portfolio Rebalancing             Automatically transfer        Minimum Account Value of    Transfers will take place
                                  amounts between the           $10,000.                    on the last Valuation
                                  Sub-Accounts and the                                      Date of eachcalendar
                                  fixed accumulation                                        quarter.  Portfolio
                                  account option to                                         rebalancing will not be
                                  maintain the percentage                                   available if the dollar
                                  allocations selected by                                   cost averaging program or
                                  the owner.                                                an interest sweep from
                                                                                            the fixed accumulation
                                                                                            account option is being
                                                                                            utilized.
-------------------------------- ----------------------------- --------------------------- -----------------------------
-------------------------------- ----------------------------- --------------------------- -----------------------------

Interest Sweep                    Automatic transfers of        Balance of each fixed       Interest sweep transfers
                                  the income from any fixed     account option selected     will take place on the
                                  account option(s) to any      must be at least            last Valuation Date of
                                  Sub-Account(s).               $5,000. Maximum             each calendar quarter.
                                                                transfer from each
                                                                fixed account option
                                                                selected is 20% of
                                                                such fixed account
                                                                option's value per
                                                                year. Amounts
                                                                transferred under the
                                                                interest sweep program
                                                                will reduce the 20%
                                                                maximum transfer
                                                                amount otherwise
                                                                allowed.
-----------------------------------

Telephone Transfers
An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at 1-800-789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions, which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs
The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.

Surrenders
An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSD") may apply on surrender. The restrictions and charges on surrenders are as follows:

                                                               Tax-Qualified                     Non-Tax-Qualified
-------------------------------------------------------------- -------------------------------- ----------------------------
-------------------------------------------------------------- -------------------------------------------------------------

Minimum amount of partial surrender                                                 $500
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Minimum remaining Account Value after partial surrender                             $500
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------- ----------------------------
Amount available for surrender (valued as of end of             Account Value less               Account Value less
Valuation Periodin which request for surrender is               applicable CDSC, subject         applicable CDSC, subject
received by the Company)                                        to tax law or employer           to employer plan
                                                                plan restrictions on             restrictions on
                                                                withdrawals                      withdrawals
-------------------------------------------------------------- -------------------------------- ----------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Tax penalty for early withdrawal                               Up to 10% of Account Value before age 59 1/2
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Contract maintenance fee on full surrender                     $30 (no CDSC applies)
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Contingent deferred sales charge ("CDSC")                      Up to 7% of purchase payments
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Order of withdrawal for purposes of CDSC (order may be         First from accumulated earnings (no CDSC applies)
different for tax purposes)                                    and then from purchase payments on "first-in,
                                                               first-out" basis (CDSC may apply)


A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request, unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long Term Care Waiver Rider
If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States

Systematic Withdrawal
During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans
The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax Advisor prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount, which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit
--------------------------------------------------------------------------------
An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The owner may select any form of settlement option, which is currently available. The standard forms of settlement options are described in the Settlement Options section beginning on page 31 of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section beginning on page 31 of this prospectus.

Death Benefit
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

o   The Account Value on the Death Benefit Valuation Date
o The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the owner's 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts
o The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the owner's 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section beginning on page 31 of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

Settlement Options
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.



Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Sub-Accounts is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Sub-Account selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Sub-Account equals the shares for that Sub-Account, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.



The number of Benefit Units for each Sub-Account selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Sub-Account(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Sub-Account at each payment interval. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms on page 37 of this prospectus.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State, in which you reside, and is not discussed in this prospectus or in the statement of additional information. The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities
Internal  Revenue  Code  ("IRC")  Section 72 governs  taxation of  annuities  in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). [In some cases, tax-deferral may be available under these IRC Sections without the use of an annuity. Please consult your registered representative.] Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.


Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions are not deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities
IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program
The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2,
or dies. Section 830.205  of  the  Texas   Government   Code   provides   that
employer-provided ORP benefits vest after one year of participation. Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans
Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

                                       35
-------------------------------------------------------------------------------

Summary of Income Tax Rules
The  following   chart   summarizes   the  basic  income  tax  rules governing
tax-qualified and non-tax-qualified Contracts:

---------------------------- --------------------------------------------- -------------------------------------------------
                             Tax-Qualified Plans                             Basic Non-Tax-Qualified Contracts
                             ---------------------------------------------
                             Nonqualified Deferred Compensation Plans
---------------------------- --------------------------------------------- -------------------------------------------------
---------------------------- --------------------------------------------- -------------------------------------------------
Plan Types                   o     IRC ss401 (Pension and Profit Sharing)    o  IRC ss72 only
                             o     IRC ss403 (Tax-Sheltered Annuities)
                             o     IRC ss408 (IRA, SIMPLE IRA)
                             o     IRC ss408A (Roth IRA)
                             o     IRC ss457
                             o     Nonqualified Deferred Compensation
---------------------------- --------------------------------------------- -------------------------------------------------
---------------------------- --------------------------------------------- -------------------------------------------------
Who May Purchase Contract    Natural person, employer, or employer          Anyone.  Non-natural person may purchase
                             plan. Nonqualified deferred compensation       but will generally lose tax-deferred status.
                             plans will generally lose tax-deferred
                             status.
---------------------------- --------------------------------------------  -------------------------------------------------
---------------------------- --------------------------------------------  -------------------------------------------------
Taxation of Surrenders       If there is an after-tax "investment in       Account Value in excess of investment in
                             the contract," a pro rata portion of          the contract is taxable.  Generally, the
                             amount surrendered is taxable based on        "investment in the contract" will equal
                             ratio of "investment in the contract" to      the sum of all purchase payments.
                             Account Value.  Usually, 100% of              Surrenders are deemed to come from
                             distributions from a qualified plan will      earnings first, and purchase payments
                             be taxed because there was no after-tax       last.
                             contribution and therefore no "investment
                             in the contract." Qualified                   For a Contract purchased as part of an
                             distributions fromss408A Roth IRA may be      IRC Section 1035 exchange which includes
                             completely tax-free.                          contributions made before August 14,
                                                                           1982 ("pre-TEFRA contribution")partial
                             Surrenders prior to age 59 1/2 may be         withdrawals are not taxable until the
                             subject to 10%or greater tax penalty          pre-TEFRA contributions have been
                             depending on the type of qualified plan.       returned.

                             Surrenders from tax-qualified Contracts       The taxable portion of any surrenders
                             may be restricted by the Internal Revenue     prior to age 59 1/2 may be subject to
                             Code or by the terms of a retirement plan.    a 10% tax penalty.
---------------------------- ----------------------------------------------------- -----------------------------------------
---------------------------- -----------------------------------------------------------------------------------------------
Taxation of Benefit           May vary depending on type of settlement option selected, but generally, for fixed
Payments (annuity benefit     dollar benefit payments, a pro rata portion of each payment equal to [100% -
payments or death benefit     (investment in contract/total expected payments)] is subject to income tax.  For
payments)                     variable dollar benefit payments, a specific dollar amount of each payment is taxable, as predetermined by a pro-rata formula, rather than subjecting a percentage of each payment to taxation.  Once the investment in the Contract has been recovered, the full amount of each benefit payment is taxable.  Qualified distributions from a ss 408A Roth IRA may be completely tax-free.
---------------------------- -------------------------------------------------------------------------------------------
---------------------------- -------------------------------------------------------------------------------------------
Taxation of Lump Sum         Taxed to recipient generally in same manner as full surrender.  Tax penalties do not apply
Death Benefit Payment        apply to benefit distributions.
---------------------------- ------------------------------------------- -----------------------------------------------
---------------------------- ------------------------------------------- -----------------------------------------------
Assignment of                 Assignment and transfer of ownership         Generally, deferred earnings become
Contract/Transfer             generally not permitted.                     taxable to transferor at time of
of Ownership                                                               transfer and transferee receives an
                                                                           investment in the contract equal to the
                                                                           the Account Value at that time.  Gift tax
                                                                           consequences not discussed herein.

----------------------------- ------------------------------------------- ----------------------------------------------
----------------------------- ------------------------------------------- ----------------------------------------------
Withholding                   Eligible rollover distributions from         Generally, payee may elect to have
                              ss 401 and ss 403(b) Contracts subject to    taxes withheld or not.
                              20% mandatory withholding on taxable
                              portion unless direct rollover. Section
                              457 plan benefits and nonqualified
                              deferred compensation plan benefits
                              subject to wage withholding.  For all
                              other payments, payee may elect to have
                              taxes withheld or not.
-------------------------------- -----------------------------------------------

GLOSSARY OF FINANCIAL TERMS
--------------------------------------------------------------------------------

The following financial terms explain how the variable portion of the Contracts are valued. Read these terms in conjunction with the definitions on page 4 of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. The initial Accumulation Unit Value for a Sub-Account was established at the inception date of the Separate Account, or on the date the Sub-Account was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Unit Value: The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

The Benefit Unit Value for a Sub-Account at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.


Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax law

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

-------------------------------------------------------------------------------


THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------
The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http://www.sec.gov. The registration number for the Registration Statement is 333-19725.

OTHER INFORMATION
--------------------------------------------------------------------------------

Legal Proceedings
The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:
                                                                          Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).................................3
General Information and History.............................................3
         State Regulation...................................................3

SERVICES....................................................................3
         Safekeeping of Separate Account Assets.............................3
         Records and Reports................................................3
         Experts............................................................3

DISTRIBUTION OF THE CONTRACTS...............................................3

CALCULATION OF PERFORMANCE INFORMATION......................................4
         Money Market Sub-Account Standardized Yield Calculation............4
         Average Annual Total Return Calculation............................5
Cumulative Total Return Calculation.........................................5
         Standardized Average Annual Total Return Data......................6
         Non-Standardized Average Annual Total Return Data..................8
Other Performance Measures..................................................9

BENEFIT UNITS-TRANSFER FORMULAS.............................................10

FEDERAL TAX MATTERS.........................................................11
         Taxation of Separate Account Income................................11
         Tax Deferred Status of Non-Qualified Contracts.....................11

FINANCIAL STATEMENTS........................................................12



Copies of the statement of additional information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(R), P.O. Box 5423, Cincinnati, Ohio 45201-5423.

-  -  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



Name:
-------------------------------------------------------------------------------

Address:
-------------------------------------------------------------------------------

City:
-------------------------------------------------------------------------------

State:
-------------------------------------------------------------------------------

Zip:
-------------------------------------------------------------------------------

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS (R) VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION for


Individual and Group Flexible Premium Deferred Annuities

                                                          May 1, 2000



This statement of additional information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors Life Insurance Company(R) through Annuity Investors(R) Variable Account B (the "Separate Account" ). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in this statement of additional information have the same meaning as in the prospectuses.

A copy of any of the prospectuses dated May 1, 2000, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information.

                                TABLE OF CONTENTS
                                                                           Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)...................................3

   General Information and History............................................3
   State Regulation...........................................................3

SERVICES......................................................................3

   Safekeeping of Separate Account Assets.....................................3
   Records and Reports........................................................3
   Experts....................................................................3

DISTRIBUTION OF THE CONTRACTS.................................................3


CALCULATION OF PERFORMANCE INFORMATION........................................4

   Money Market Sub-Account Standardized Yield Calculation....................4
   Average Annual Total Return Calculation....................................5
   Cumulative Total Return Calculation........................................5
   Standardized Average Annual Total Return Data..............................6
   Non-Standardized Average Annual Total Return Data..........................8
   Other Performance Measures.................................................9

BENEFIT UNITS--TRANSFER FORMULAS.............................................10


FEDERAL TAX MATTERS..........................................................11

   Taxation of Separate Account Income.......................................11
   Tax Deferral On Nonqualified Contracts....................................11

FINANCIAL STATEMENTS.........................................................12

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------

General Information and History
Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of American Annuity Group(R), Inc., ("AA") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).


State Regulation
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------

Safekeeping of Separate Account Assets
Title to assets of the Separate Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

Title to assets invested in the fixed account options is held by the Company together with the Company's general account assets.

Records and Reports
All records and accounts relating to the fixed account options and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semi-annually at the owner's last known address.




Experts
The financial statements of the Separate Account and the statutory-basis financial statements of the Company as of December 31, 1999 and 1998, and for the years then ended, appearing in this statement of additional information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by AAG Securities, Inc. ("AAG Securities") for sale of the Contracts for each of the last three fiscal years are as follows:

------------------- -------------- --------------- ---------------
Year Ended            12/31/99        12/31/98        12/31/97
------------------- -------------- --------------- ---------------
333-19725                                          (7/15 -12/31)
  Received              3,599,453      $1,857,198        $296,000
  Retained               $179,972         $98,600         $18,000
------------------- -------------- --------------- ---------------
333-51971                             (7/22 to          N/A
                                       12/31)
  Received               $239,721         $23,827       N/A
  Retained                $11,986              $0       N/A
------------------- -------------- --------------- ---------------
333-51955                             (7/22 to          N/A
                                       12/31)
  Received                 49,751          $3,143       N/A
  Retained                 $4,487              $0       N/A
------------------- -------------- --------------- ---------------
N/A = Contract not available and no commissions paid.
--------------------------------------------------------------------------------





                                                                  4
--------------------------------------------------------------------------------

CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Money Market Sub-Account Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market Portfolio or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

         Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                              Unit Value for the money market  Sub-Account
                              ("AUV") over a 7 day period determined as follows:

          AUV at end of 7 day period - AUV at beginning of 7 day period
                        AUV at beginning of 7 day period

Because the Net Asset Value of the money market  Portfolio  rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7 day period less mortality and expense risk and administration charges deducted from the Sub-Account over the 7 day period. Because of the deductions for mortality and expense risk and administration charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the money market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same seven-day period, which is yield determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1


The yields and effective yields for the money market Sub-Account for the seven-day period ended December 31, 1999 are as follows:
----------------------- -------------------- -----------------------------------
      Contract            Total Separate        Yeild        Effective
                          Account Charges                      Yield
----------------------- ------------------- ------------------------------
----------------------- ------------------- ----------------- ------------
333-19725                    1.40%                3.84%        3.92%
----------------------- ------------------- ------------------------------
----------------------- ------------------- ----------------- ------------
                             1.25%                3.99%        4.07%
----------------------- ------------------- ----------------- ------------
----------------------- ------------------- ----------------- ------------
                             0.95%                4.28%        4.38%
----------------------- ------------------- ----------------- ------------
----------------------- ------------------- ----------------- ------------
333-51971                    1.40%                3.84%        3.92%
----------------------- ------------------- ----------------- ------------
----------------------- ------------------- ----------------- ------------
333-51955                    1.40%                3.84%        3.92%
----------------------- ------------------- ----------------- ------------
----------------------- ------------------- ----------------- ------------
                             0.75%                4.49%        4.60%
----------------------- ------------------- ----------------- ------------
--------------------------------------------------------------------------



The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the money market Portfolio or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGES OR CONTRACT MAINTENANCE FEES THAT MAY BE APPLICABLE ON SURRENDER UNDER ANY CONTRACT.

Average Annual Total Return Calculation
The Company may from time to time disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where:

         P........=        a hypothetical initial payment of $1,000
         T........=        average annual total return
         n........=        number of years
         ERV      =        "ending redeemable value" of a hypothetical $1,000
                           payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

Average  annual  total  return  may  be  presented  in  either  standardized  or nonstandardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, mortality and expense risk charges, and administration charges, which are charged to all Contracts of that type. The ERV for nonstandardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

Cumulative Total Return Calculation
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Sub-Account over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

         CTR    =    the cumulative total return net of Sub-Account recurring
                     charges, other than the contract maintenance fee, for the period


         ERV    =    ending redeemable value of a hypothetical $1,000
                     payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period
                     (or fractional portion thereof)

         P      =    a hypothetical initial payment of $1,000


Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.




                                                                                                  S.E.C. File No.
Standardized Average Annual Total Return Data                                                  333-19725 Contracts
(Data reflects deduction of all recurring charges                     Standard                 Enhanced         Enhanced Contracts
including contingent deferred sales charges and                      Contracts1/             Contracts2/      With Administration
contract maintenance fees)                                                                                       Charge Waived3/
-------------------------------------------------------------------------------------------------------------------------------
                                                              1 Year    Life of     1 Year    Life of      1 Year    Life of
          All Periods Ending 12/31/99                         Separate              Separate               Separate
                                                                        Account4/             Account4/              Account4/
----------------------------------------------------------- ----------- ---------- ---------- ----------- ---------- ----------

Janus A.S.-Aggressive Growth Portfolio                       113.30%     56.63%     113.96%     57.12%     117.29%     59.23%
Janus A.S.-Worldwide Growth Portfolio                         53.18%     30.05%     53.66%      30.47%     56.90%      33.12%
Janus A.S.-Balanced Portfolio                                 16.01%     21.53%     16.38%      21.92%     19.57%      24.81%
Janus A.S.-Growth Portfolio                                   33.00%     27.14%     33.42%      27.54%     36.63%      30.27%
Janus A.S.-International Growth Portfolio                     70.76%     29.35%     71.29%      29.76%     74.56%      32.43%
Janus A.S.-Capital Appreciation Portfolio                     55.69%     42.78%     56.18%      43.22%     59.43%      45.58%
Dreyfus V.I.F.-Appreciation Portfolio                         0.92%      10.77%      1.24%      11.14%      4.41%      14.38%
Dreyfus V.I.F.-Money Market Portfolio                         -6.44%     -2.51%     -6.26%      -2.31%     -6.18%      -2.22%
Dreyfus V.I.F.-Growth and Income Portfolio                    6.27%       6.07%      6.61%      6.43%       9.79%       9.86%
Dreyfus V.I.F.-Small Cap Portfolio                            12.45%      2.33%     12.81%      2.67%      15.99%       6.28%
The Dreyfus Socially Responsible Growth Fund, Inc.            19.28%     19.48%     19.66%      19.87%     22.86%      22.81%
Dreyfus Stock Index Fund                                      9.94%      15.84%     10.29%      16.22%     13.47%      19.29%
Strong Opportunity Fund II, Inc.                              24.05%     16.57%     24.44%      16.95%     27.64%      19.99%
Strong Variable Insurance Funds, Inc.-                        78.26%     42.84%     78.81%      43.29%     82.09%      45.66%
Strong Mid Cap Growth Fund II
Deutsche VIT EAF(R) Equity Index Fund                        16.84%    10.39%5/    17.21%     10.76%5/    20.40%     14.19%5/
Deutsche VIT Equity 500 Index Fund                            9.72%     15.79%6/    10.08%     16.17%6/    13.25%     19.62%6/
Deutsche VIT Small Cap Index Fund                             9.51%      2.32%7      9.86%     2.66%7/     13.03%     6.42%7/
INVESCO VIF-Equity Income Fund                                4.26%       9.16%      4.59%      9.52%       7.76%      12.83%
INVESCO VIF-Total Return Fund                                -13.73%     -2.49%     -13.45%     -2.17%     -10.31%     -1.66%
INVESCO VIF-High Yield Fund                                   -1.32%      0.56%     -1.00%      0.92%       2.16%       4.60%
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio              9.45%      13.48%      9.80%      13.85%     12.98%      17.00%
Morgan Stanley UIF, Inc.-Value Portfolio                     -12.17%     -8.04%     -11.88%     -7.72%     -8.74%      -3.58%
Morgan Stanley UIF, Inc.-Fixed Income Portfolio              -11.99%     -2.70%     -11.70%     -2.36%     -8.55%      -1.48%
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio          -11.83%     -8.29%     -11.54%     -7.97%     -8.40%      -3.82%
Morgan Stanley UIF, Inc.-Emerging Markets                     83.99%      0.06%     84.55%      0.41%      87.84%       4.12%
Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II               86.46%     28.22%     87.04%      28.63%     90.33%      31.33%
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap               53.94%     32.29%     54.42%      32.71%     57.67%      35.31%
Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm.          220.77%     71.20%     221.75%     71.73%     225.24%     73.63%
Portfolio
The Timothy Plan Small-Cap Variable Series                    8.64%      5.30%8/     8.99%     5.65%8/     12.16%     9.25%8/






                                                              S.E.C. File No.                   S.E.C. File No.
Standardized Average Annual Total Return Data                33-51971 Contracts               333-5195 Contracts
(Data reflects deduction of all recurring charges           ---------------------- ---------------------------------------------
including contingent deferred sales charges and                  Standard                  Standard            Enhanced
contract maintenance fees)                                      Contracts1/              Contracts1/          Contracts9/
--------------------------------------------------------------------------------------------------------------------------------
                                                              1 Year    Life of     1 Year    Life of      1 Year    Life of
                   All Periods Ending 12/31/99                          Separate              Separate               Separate
                                                                        Account4/             Account4/              Account4/
----------------------------------------------------------- ----------- ---------- ---------- ----------- ---------- ----------

Janus A.S.-Aggressive Growth Portfolio                       111.30%     56.00%     118.30%     57.06%     119.73%     58.11%
Janus A.S.-Worldwide Growth Portfolio                         51.18%     29.21%     58.18%      30.60%     59.23%      31.50%
Janus A.S.-Balanced Portfolio                                 14.01%     20.61%     21.01%      22.14%     21.81%      22.98%
Janus A.S.-Growth Portfolio                                   31.00%     26.27%     38.00%      27.71%     38.91%      28.59%
Janus A.S.-International Growth Portfolio                     68.76%     28.51%     75.76%      29.91%     76.92%      30.79%
Janus A.S.-Capital Appreciation Portfolio                     53.69%     42.05%     60.69%      43.26%     61.75%      44.22%
Dreyfus V.I.F.-Appreciation Portfolio                         -1.08%      9.71%      5.92%      11.46%      6.63%      12.25%
Dreyfus V.I.F.-Money Market Portfolio                         -8.44%     -3.79%     -1.44%      -2.09%     -1.06%      -1.67%
Dreyfus V.I.F.-Growth and Income Portfolio                    4.27%       4.95%     11.27%      6.82%      12.01%       7.58%
Dreyfus V.I.F.-Small Cap Portfolio                            10.45%      1.14%     17.45%      3.11%      18.23%       3.85%
The Dreyfus Socially Responsible Growth Fund, Inc.            17.28%     18.53%     24.28%      20.10%     25.11%      20.94%
Dreyfus Stock Index Fund                                      7.94%      14.85%     14.94%      16.50%     15.71%      17.31%
Strong Opportunity Fund II, Inc.                              22.05%     15.59%     29.05%      17.22%     29.90%      18.03%
Strong Variable Insurance Funds, Inc.-Strong                  76.26%     42.11%     83.26%      43.32%     84.47%      44.30%
Mid Cap Growth Fund II
Deutsche VIT EAFE(R) Equity Index Fund                       14.84%     9.27%5/    21.84%     11.13%5/    22.65%     11.91%5/
Deutsche VIT Equity 500 Index Fund                            7.72%     14.67%6/    14.72%     16.53%6/    15.49%     17.34%6/
Deutsche VIT Small Cap Index Fund                             7.51%      1.08%7/    14.51%     3.14%7/     15.27%     3.88%7/
INVESCO VIF-Equity Income Fund                                2.26%       8.08%      9.26%      9.87%       9.99%      10.65%
INVESCO VIF-Total Return Fund                                -15.73%     -3.77%     -8.73%      -1.65%     -8.12%      -0.95%
INVESCO VIF-High Yield Fund                                   -3.32%     -0.66%      3.68%      1.36%       4.39%       2.11%
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio              7.45%      12.46%     14.45%      14.16%     15.22%      14.95%
Morgan Stanley UIF, Inc.-Value Portfolio                     -14.17%     -9.43%     -7.17%      -7.13%     -6.55%      -6.45%
Morgan Stanley UIF, Inc.-Fixed Income Portfolio              -13.99%     -3.98%     -6.99%      -1.86%     -6.36%      -1.14%
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio          -13.83%     -9.69%     -6.83%      -7.38%     -6.21%      -6.68%
Morgan Stanley UIF, Inc.-Emerging Markets                     81.99%     -1.17%     88.99%      0.87%      90.23%      1.61%
Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II               84.46%     27.37%     91.46%      28.79%     92.72%      29.67%
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap               51.94%     31.47%     58.94%      32.83%     59.99%      33.74%
Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm.          218.77%     70.64%     255.77%     71.57%     227.89%     72.71%
Portfolio
The Timothy Plan Small-Cap Variable Series                    6.64%      4.13%8/    13.64%     7.60%8/      14.40%      8.35%8/





Non-Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charge                                        333-19725;
except contingent deferred sales charges                                        333-51971; 333-51955
and contract maintenance fee-data is the
same for all Standard Contracts)                                                 Standard Contracts1/
                                                                                ------------------------
                                                                                  1 Year    Life of
                       All Periods Ending 12/31/99                               Separate
                                                                                            Account4/
-------------------------------------------------------------------------------- ---------- -------------
Janus A.S.-Aggressive Growth Portfolio                                            122.30%     59.56%
Janus A.S.-Worldwide Growth Portfolio                                             62.18%      33.85%
Janus A.S.-Balanced Portfolio                                                     25.01%      25.71%
Janus A.S.-Growth Portfolio                                                       42.00%      31.06%
Janus A.S.-International Growth Portfolio                                         79.76%      33.18%
Janus A.S.-Capital Appreciation Portfolio                                         64.69%      46.11%
Dreyfus V.I.F.-Appreciation Portfolio                                              9.92%      15.52%
Dreyfus V.I.F.-Money Market Portfolio                                              2.56%      2.76%
Dreyfus V.I.F.-Growth and Income Portfolio                                        15.27%      11.12%
Dreyfus V.I.F.-Small Cap Portfolio                                                21.45%      7.63%
The Dreyfus Socially Responsible Growth Fund, Inc.                                28.28%      23.76%
Dreyfus Stock Index Fund                                                          18.94%      20.31%
Strong Opportunity Fund II, Inc.                                                  33.05%      21.00%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II               87.26%      46.17%
Deutsche VIT EAFE (R) Equity Index Fund                                           25.84%     15.43%5/
Deutsche VIT Equity 500 Index Fund                                                18.72%     20.84%6/
Deutsche VIT Small Cap Index Fund                                                 18.51%     7.87%7/
INVESCO VIF-Equity Income Fund                                                    13.26%      14.01%
INVESCO VIF-Total Return Fund                                                     -4.73%      3.17%
INVESCO VIF-High Yield Fund                                                        7.68%      5.99%
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                                  18.45%      18.08%
Morgan Stanley UIF, Inc.-Value Portfolio                                          -3.17%      -1.91%
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                                   -2.99%      2.98%
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                               -2.83%      -2.14%
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                       92.99%      5.53%
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                         95.46%      32.10%
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio                  62.94%      36.00%
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                     229.77%     73.78%
The Timothy Plan  Small-Cap Variable Series                                       17.64%     12.12%8/



Non-Standardized Average Annual                                                              333-19725
Total Return Data
(Data reflects deduction of all recurring charges                                                   Enhanced Contracts With
except contingent deferred sales charges and Contract                                                   Administration
maintenance fees-data is the same for all Standard Contracts)            Enhanced Contracts2/          Charge Waived3/
----------------------------------------------------------------- ----------------- -------------- ------------ ------------

                                                                                    Life of                    Life of
         All Periods Ending 12/31/99                                   1 Year      Separate      1 Year        Separate
                                                                                   Account4/                  Account4/
----------------------------------------------------------------- ----------------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio                                122.96%       60.03%        123.29%       60.27
Janus A.S.-Worldwide Growth Portfolio                                  62.66%       34.25%        62.90%        34.45%
Janus A.S.-Balanced Portfolio                                          25.38%       26.08%        25.57%        26.27%
Janus A.S.-Growth Portfolio                                            42.42%       31.45%        42.63%        31.65%
Janus A.S.-International Growth Portfolio                              80.29%       33.57%        80.56%        33.77%
Janus A.S.-Capital Appreciation Portfolio                              65.18%       46.54%        65.43%        46.76%
Dreyfus V.I.F.- Appreciation Portfolio                                 10.24%       15.87%        10.41%        16.04%
Dreyfus V.I.F.-Money Market Portfolio                                  2.74%         2.94%         2.82%        3.03%
Dreyfus V.I.F.-Growth and Income Portfolio                             15.61%       11.45%        15.79%        11.61%
Dreyfus V.I.F.-Small Cap Portfolio                                     21.81%        7.95%        21.99%        8.12%
The Dreyfus Socially Responsible Growth Fund, Inc.                     28.66%       24.13%        28.86%        24.31%
Dreyfus Stock Index Fund                                               19.29%       20.67%        19.47%        20.85%
Strong Opportunity Fund II, Inc.                                       33.44%       21.36%        33.64%        21.54%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap                   87.81%       46.61%        88.09%        46.83%
Growth Fund II
Deutsche VIT EAFE(R)Equity Index Fund                                  26.21%      15.77%5/       26.40%       15.94%5/
Deutsche VIT Equity 500 Index Fund                                     19.08%      21.20%6/       19.25%       21.38%6/
Deutsche VIT Small Cap Index Fund                                      18.86%       8.19%7/       19.03%       8.35%7/
INVESCO VIF-Equity Income Fund                                         13.59%       14.35%        13.76%        14.52%
INVESCO VIF-Total Return Fund                                          -4.45%        3.47%        -4.31%        3.62%
INVESCO VIF-High Yield Fund                                            8.00%         6.32%         8.16%        6.48%
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                       18.80%       18.43%        18.98%        18.60%
Morgan Stanley UIF, Inc.-Value Portfolio                               -2.88%       -1.62%        -2.74%        -1.47%
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                        -2.70%        3.29%        -2.55%        3.44%
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                    -2.54%       -1.85%        -2.40%        -1.70%
Morgan Stanley UIF, Inc.-Emerging Markets Equity                      93.55%        5.85%        93.84%        6.01%
 Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio              96.04%       32.49%        96.33%        32.69%
PBHG Insurance Series Fund, Inc.-PBHG Large Cap                        63.42%       36.41%        63.67%        36.61%
Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm.                   230.75%       74.30%        231.24%       74.55%
 Portfolio
The Timothy Plan  Small-Cap Variable Series                            17.99%      12.46%8/       18.16%       12.62%8/




                                                                                 333-51955

Non-Standardized Average Annual Total Return Data                          Enhanced Contracts9/
 (Data reflects deduction of all recurring charges
except contingent deferred sales charges and contract maintenance fees-data is the same for all Standard Contracts)
-------------------------------------------------------------------------- ---------------------- ---------------
                                                                                  1 Year             Life of
All Periods Ending 12/31/99                                                                          Separate
                                                                                                    Account4/
-------------------------------------------------------------------------- ---------------------- ---------------
Janus A.S.-Aggressive Growth Portfolio                                            123.73%             60.59%
Janus A.S.-Worldwide Growth Portfolio                                             63.23%              34.72%
Janus A.S.-Balanced Portfolio                                                     25.81%              26.52%
Janus A.S.-Growth Portfolio                                                       42.91%              31.91%
Janus A.S.-International Growth Portfolio                                         80.92%              34.03%
Janus A.S.-Capital Appreciation Portfolio                                         65.75%              47.05%
Dreyfus V.I.F.- Appreciation Portfolio                                            10.63%              16.27%
Dreyfus V.I.F.-Money Market Portfolio                                              2.94%               3.15%
Dreyfus V.I.F.-Growth and Income Portfolio                                        16.01%              11.84%
Dreyfus V.I.F.-Small Cap Portfolio                                                22.23%              8.33%
The Dreyfus Socially Responsible Growth Fund, Inc.                                29.11%              24.56%
Dreyfus Stock Index Fund                                                          19.71%              21.09%
Strong Opportunity Fund II, Inc.                                                  33.90%              21.78%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II               88.47%              47.12%
Deutsche VIT EAFE(R) Equity Index Fund                                            26.65%             16.17%5/
Deutsche VIT Equity 500 Index Fund                                                19.49%             21.62%6/
Deutsche VIT Small Cap Index Fund                                                 19.27%             8.57%7/
INVESCO VIF-Equity Income Fund                                                    13.99%              14.75%
INVESCO VIF-Total Return Fund                                                     -4.12%               3.83%
INVESCO VIF-High Yield Fund                                                        8.38%               6.69%
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                                  19.22%              18.84%
Morgan Stanley UIF, Inc.-Value Portfolio                                          -2.55%              -1.28%
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                                   -2.36%               3.65%
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                               -2.21%              -1.50%
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                        94.23%              6.22%
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                         96.72%              32.95%
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio                  63.99%              36.88%
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                     231.89%             74.90%
The Timothy Plan  Small-Cap Variable Series                                       18.19%             12.85%8/
1/ Annual  mortality  and expense  risk charge of 1.25% of
   daily net asset value and annual administration charge of
    0.15% of daily net asset value.
2/ Annual  mortality  and expense  risk charge of 0.95% of
   daily net asset value and annual administration charge
   of 0.15% of daily net asset value.
3/ Annual mortality and expense risk charge of
   0.95% of daily net asset value.
4/ From Separate Account commencement date (7/15/97)
    to 12/31/99 unless otherwise noted.
5/ From inception date of Portfolio (8/22/97) to 12/31/99.
6/ From inception date of Portfolio (10/1/97) to 12/31/99.
7/ From inception date of (8/25/97) to 12/31/99.
8/ From  inception date of Portfolio (5/1/98) to 12/31/99.
9/ Annual mortality and expense risk charge of 0.75% of
   daily net asset value.

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Sub-Account, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc. ("AAG Securities").

The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Portfolios and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Sub-Account's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS--TRANSFER FORMULAS
--------------------------------------------------------------------------------


Transfers of a Contract owner's Benefit Units between Sub-Accounts during the Benefit Payment Period are implemented according to the following formulas:

     (1) The number of Benefit Units to be transferred from a given Sub-Account is BU1(trans).

     (2) The number of the Contract owner's Benefit Units remaining in such Sub-Account (after the transfer)
                       = UNIT1 - BU1(trans).

     (3) The number of Benefit Units transferred to the new Sub-Account is BU2(trans).
                       BU2(trans) = BU1(trans) * BUV1/BUV2.

     (4) The number of the Contract owner's Benefit Units in the new Sub-Account (after the transfer)
                       = UNIT2 + BU2(trans).

     (5) Subsequent variable dollar benefit payments will be based on the number of the Contract owner's Benefit Units in each Sub-Account (after the transfer) as of the next variable dollar benefit payment's due date.

     Where:

            BU1(trans) is the number of the Contract owner's Benefit Units transferred from a given Sub-Account.

            BUV1 is the Benefit Unit Value of the Sub-Account from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

            BU2(trans) is the number of the Contract owner's Benefit Units transferred into the new Sub-Account.

            BUV2 is the Benefit Unit Value of the Sub-Account to which the transfer is being made as of the end of the Valuation
            Period in which the transfer request was received.

            UNIT1 is the number of the Contract owner's Benefit Units in the Sub-Account from which the transfer is being made, before the transfer.

            UNIT2 is the number of the Contract owner's Benefit Units in the Sub-Account to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.


The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value than was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral On Nonqualified Contracts
Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirement would result in loss of tax deferred status to owners of nonqualified Contracts.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements of the Separate Account for the years ended December 31, 1999 and 1998 and the Company's audited statutory-basis financial statements for the years ended December 31, 1999 and 1998 are included herein. The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT B

                              Financial Statements

                          Year ended December 31, 1999
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              Financial Statements

                          Year ended December 31, 1999



                                    Contents


     Report of Independent Auditors................................1


     Audited Financial Statements

     Statements of Assets and Liabilities - Current Year...........3
     Statements of Operations - Current Year.......................6
     Statements of Changes in Net Assets - Current Year............8
     Statements of Changes in Net Assets - Prior Year.............13
     Notes to Financial Statements................................14

                         Report of Independent Auditors

Contractholders  of Annuity Investors  Variable Account B
And
Board of Directors of Annuity  Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprising, respectively, the BT Insurance Funds Trust EAFE Equity Index Fund, BT Insurance Funds Trust Equity 500 Index Fund, BT Insurance Funds Trust Small Cap Index Fund, Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Money Market Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Funds Socially Responsible Growth Fund, Inc., Dreyfus Funds Stock Index Fund, Invesco Funds Group, Inc. High-Yield Fund, Invesco Funds Group, Inc. Equity Income Fund, Invesco Funds Group, Inc. Total Return Fund , Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Capital Appreciation Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Emerging Markets Equity Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Fixed Income Fund Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. U.S. Real Estate
Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Value Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Large Cap Growth Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio, Strong Funds Mid Cap Growth Fund II, Strong Funds Opportunity Fund II, and Timothy Partners, Ltd. the Timothy Plan Variable Series Sub Accounts) as of December 31, 1999, and the related statement of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                             /s/---------------------
                                              Ernst & Young LLP

Cincinnati,  OH
February 7, 2000

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999



===================================================================================================================================
                                                                                                                           Market
                                                                                       Shares           Cost               Value
                                                                                     -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
         BT Insurance Funds Trust:
              EAFE Equity Index Fund:.....................................             5,998.438    $    74,997        $    81,578
              Equity 500 Index Fund.......................................            52,529.349        745,703            797,394
              Small Cap Index Fund........................................            15,254.245        159,689            177,102
         Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ..............................          186,049.137      6,930,713          7,417,778
              Growth and Income Portfolio .................................          169,089.174      3,868,913          4,308,393
              Money Market Portfolio ......................................        2,869,109.650      2,869,110          2,869,110
              Small Cap Portfolio .........................................           49,893.630      2,713,736          3,309,943
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ......................          176,782.631      5,783,272          6,906,898
              Stock Index Fund ............................................          873,325.926     29,186,372         33,579,383
          INVESCO Variable Investment Funds, Inc.:
              High-Yield Portfolio ........................................          221,766.073      2,651,878          2,552,529
              Equity Income Portfolio .....................................          362,851.506      7,117,116          7,623,510
              Total Return Portfolio ......................................          180,966.300      2,975,320          2,819,454
          Janus Aspen Series:
              Aggressive Growth Portfolio .................................          174,935.474      6,698,550         10,441,899
              Balanced Portfolio ..........................................          990,136.857     23,511,840         27,644,621
              Capital Appreciation Portfolio...............................          188,368.634      4,986,868          6,248,188
              Growth Portfolio ............................................          372,888.658      9,511,290         12,547,703
              International Growth Portfolio ..............................           75,712.217      1,884,056          2,927,792
         Worldwide Growth Portfolio .......................................          174,687.736      4,616,525          5,081,666
              Worldwide Growth Portfolio...................................          441,294.659     13,675,527         21,071,820
          Morgan Stanley Dean Witter Universal Funds, Inc.:
              Emerging Markets Equity Portfolio ...........................           46,136.031        417,812            641,752
              Fixed Income Portfolio ......................................          300,201.549      3,174,939          3,017,025
              Mid Cap Value Portfolio .....................................          177,493.539      2,573,295          2,772,448
              U.S. Real Estate Portfolio ..................................           91,264.643        893,438            831,421
              Value Portfolio .............................................           70,049.485        781,450            753,733
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .........................................           58,085.851        887,955          1,338,880
              Large Cap Growth Portfolio ..................................          132,944.781      2,149,837          3,391,422
              Technology & Communications Portfolio .......................          367,857.212      8,216,666         16,925,109
          Strong Funds:
              Mid Cap Growth Fund II ......................................          101,144.051      1,980,186          3,071,744
              Opportunity Fund II .........................................           85,625.956      1,858,122          2,225,418
          Timothy Partners, Ltd.:
              The Timothy Plan Small-Cap Variable Series ..................           92,607.694        959,457          1,144,631

                       Total cost...............................................................   $149,238,107
==================================================================================================================================

                       Total assets............................................................................        189,438,678


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4).........................................                153
----------------------------------------------------------------------------------------------------------------------------------

                       Net assets..............................................................................       $189,438,525
==================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                December 31, 1999


===============================================================================================================================
                                                                                                                     Market
                                                                                       Units        Unit Value       Value
                                                                                    -----------    -----------     -----------
Net assets attributable to variable annuity contract holders (Note 2):
      BT Insurance Funds Trust:
         EAFE Equity Index Fund - Basic contract..............................        6,821.832    $11.958486      $      81,579
         EAFE Equity Index Fund - Enhanced contract...........................            0.000     11.981984                  0
         EAFE Equity Index Fund - Modified Enhanced contract..................            0.000     11.993767                  0
         Equity 500 Index Portfolio - Basic contract..........................       73,596.514     10.815237            795,963
         Equity 500 Index Portfolio - Enhanced contract.......................            0.000     10.836517                  0
         Equity 500 Index Portfolio - Modified Enhanced contract..............          131.993     10,847192              1,431
         Small Cap Index Portfolio - Basic contract...........................       15,259.149     11,606269            177,102
         Small Cap Index Portfolio - Enhanced contract........................            0.000     11,629080                  0
         Small Cap Index Portfolio - Modified Enhanced contract...............            0.000     11.640544                  0
      Dreyfus Variable Investment Fund:
         Capital Appreciation Portfolio - Basic contract .....................      517,772.082     14.262203          7,384,571
         Capital Appreciation Portfolio - Enhanced contract ..................        2,156.774     14.366606             30,986
         Capital Appreciation Portfolio - Modified Enhanced contract..........          154.147     14.419045              2,223
         Growth and Income Portfolio - Basic contract ........................      331,756.261     12.961023          4,299,901
         Growth and Income Portfolio - Enhanced contract .....................          650.409     13.055905              8,492
         Growth and Income Portfolio - Modified Enhanced contract.............            0.000     13.103601                  0
         Money Market Portfolio - Basic contract .............................    2,638,837.162      1.083700          2,859,708
         Money Market Portfolio - Enhanced contract ..........................        8,490.939      1.090994              9,264
         Money Market Portfolio - Modified Enhanced contract..................            0.000      1.096462                  0
         Small Cap Portfolio - Basic contract ................................      275,503.637     11.984035          3,301,645
         Small Cap Portfolio - Enhanced contract .............................          486.764     12.071820              5,876
         Small Cap Portfolio - Modified Enhanced contract.....................          199.908     12.116077              2,422
      Dreyfus Funds:
         Socially Responsible Growth Fund, Inc. - Basic contract .............      408,482.196     16.894039          6,900,915
         Socially Responsible Growth Fund, Inc. - Enhanced contract ..........          351.586     17.017705              5,983
         Socially Responsible Growth Fund, Inc. - Modified Enhanced Contract..            0.000     17.079770                  0
         Stock Index Fund - Basic contract ...................................    2,129,772.165     15.760394         33,566,049
         Stock Index Fund - Enhanced contract ................................          616.234     15.875757              9,784
         Stock Index Fund - Modified Enhanced contract........................          222.802     15.933836              3,550
      INVESCO Funds Group, Inc.:
         High-Yield Fund - Basic contract ....................................      221,636.210     11.510803          2,551,212
         High-Yield Fund - Enhanced contract .................................          113.564     11.595106              1,317
         High-Yield Fund - Modified Enhanced contract.........................            0.000     11.637523                  0
         Equity Income Fund - Basic contract .................................      553,696.171     13.726769          7,600,459
         Equity Income Fund - Enhanced contract ..............................        1,667.041     13.827281             23,051
         Equity Income Fund - Modified Enhanced contract......................            0.000     13.877907                  0
         Total Return Fund - Basic contract ..................................      258,825.173     10.811807          2,798,367
         Total Return Fund - Enhanced contract ...............................        1,936.199     10.890979             21,087
         Total Return Fund - Modified Enhanced contract.......................            0.000     10.930872                  0
      Janus Aspen Series:
         Aggressive Growth Portfolio - Basic contract ........................      329,807.902     31.565210         10,410,456
         Aggressive Growth Portfolio - Enhanced contract .....................          829.264     31.796057             26,368
         Aggressive Growth Portfolio - Modified Enhanced contract.............          159.044     31.911561              5,075
         Balanced Portfolio - Basic contract .................................    1,571,579.505     17.556100         27,590,807
         Balanced Portfolio - Enhanced contract ..............................        2,931.027     17.684597             51,834
         Balanced Portfolio - Modified Enhanced contract .....................          111.555     17.749154              1,980
         Capital Appreciation Portfolio - Basic contract .....................      471,936.628     13.234548          6,245,868
         Capital Appreciation Portfolio - Enhanced contract...................            4.141     13.260556                 55
         Capital AppreciationPortfolio - Modified Enhanced contract...........          170.622     13.273610              2,265
         Growth Portfolio - Basic contract ...................................      643,514.256     19.453513         12,518,613
         Growth Portfolio - Enhanced contract ................................        1,374.992     19.595874             26,944
         Growth Portfolio - Modified Enhanced contract........................          109.122     19.667608              2,146
         International Growth Portfolio - Basic contract .....................      142,343.325     20.234788          2,880,287
         International Growth Portfolio - Enhanced contract ..................        2,330.619     20.382770             47,505
         International Growth Portfolio - Modified Enhanced contract..........            0.000     20.457001                  0
         Worldwide Growth Portfolio - Basic contract .........................    1,026,072.851     20.488548         21,022,743
         Worldwide Growth Portfolio - Enhanced contract ......................        2,225.846     20.638429             45,938
         Worldwide Growth Portfolio - Modified Enhanced contract..............          151.550     20.713399              3,139
      Morgan Stanley Dean Witter Universal Funds, Inc.:
         Emerging Markets Equity Portfolio - Basic contract ..................       56,080.554     11.416896            640,266
         Emerging Markets Equity Portfolio - Enhanced contract ...............          128.179     11.500499              1,474
         Emgerging Markets Equity Portfolio - Modified Enhanced contract......            0.000     11.542646                  0
         Fixed Income Portfolio - Basic contract .............................      279,193.758     10.749115          3,001,086
         Fixed Income Portfolio - Enhanced contract ..........................        1,472.104     10.827853             15,939
         Fixed Income Portfolio - Modified Enhanced contract .................            0.000     10.867507                  0
         Mid-Cap Value Portfolio - Basic contract ............................      183,388.647     15.049488          2,759,905
         Mid-Cap Value Portfolio - Enhanced contract .........................          827.448     15.159702             12,543
         Mid-Cap Value Portfolio - Modified contract .........................            0.000     15.215264                  0
         U.S. Real Estate Portfolio - Basic contract .........................       86,941.426      9.482378            824,412
         U.S. Real Estate Portfolio - Enhanced contract ......................          733.827      9.551867              7,009
         U.S. Real-Estate Portfolio - Modified Enhanced contract..............            0.000      9.586849                  0
         Value Portfolio - Basic contract ....................................       78,330.649      9.536137            746,972
         Value Portfolio - Enhanced contract .................................          703.796      9.605992              6,761
         Value Portfolio - Modified Enhanced contract.........................            0.000      9.641132                  0
      PBHG Insurance Series Fund, Inc.:
         Growth II Portfolio - Basic contract ................................       67,359.578     19.835104          1,336,085
         Growth II Portfolio - Enhanced contract .............................          139.873     19.980260              2,795
         Growth II Portfolio - Modified Enhanced contract.....................            0.000     20.053445                  0
         Large Cap Growth Portfolio - Basic contract .........................      158,614.893     21.307087          3,379,622
         Large Cap Growth Portfolio - Enhanced contract ......................          549.785     21.462991             11,800
         Large Cap Growth Portfolio - Modified Enhanced contract .............            0.000     21.541442                  0
         Technology & Communications Portfolio - Basic contract ..............      433,441.908     38.941384         16,878,828
         Technology & Communications Portfolio - Enhanced contract ...........          904.009     39.226135             35,460
         Technology & Communications Portfolio - Modified Enhanced contract...          274.877     39.369150             10,822
      Strong Funds:
         Growth Fund II - Basic contract .....................................      120,559.085     25.444156          3,067,524
         Growth Fund II - Enhanced contract ..................................          164.682     25.630290              4,220
         Growth Fund II - Modified Enhanced contract..........................            0.000     25.723816                  0
         Opportunity Fund II - Basic contract ................................      138,453.066     15.981484          2,212,685
         Opportunity Fund II - Enhanced contract .............................          790.953     16.098506             12,733
         Opportunity Fund II - Modified Enhanced contract.....................            0.000     16.157323                  0
      Timothy Partners Ltd.:
         The Timothy Plan Small-Cap Variable Series - Basic contract .........       94,238.615     12.097693          1,140,070
         The Timothy Plan Small-Cap Variable Series - Enhanced contract ......          374.501     12.157659              4,553
         The Timothy Plan Small-Cap Variable Series - Modified Enhanced contract          0.000     12.137973                  0
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets attributable to variable annuity contract holds.............................       189,438,525
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets.............................................................................     $ 189,438,525
=================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999



                                                                                    BT Insurance Funds Trust
                                                                                -----------------------------------------
                                                                                   EAFE        Equity        Small
                                                                                  Equity        500           Cap
                                                                                   Index       Index         Index
                                                                                   Fund*       Funds*        Funds*
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $   3,438      $  6,609       $  6,454

Expenses:
     Mortality and expense risk fees (Note 4) ..........................              284         2,437            698
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................            3,154         4,172          5,756

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares               37           214              2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            6,582        51,692         17,413
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........            6,619        51,906         17,415
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...        $   9,773      $ 56,078     $   23,171
====================================================================================================================================

====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $    67,948    $  147,614     $  96,066    $   1,462

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          74,555        42,244         32,780       33,949
                                                                                ----------------------------------------------------
          Net investment income (loss) .................................          (6,607)      105,370         63,286      (32,487)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         238,043        19,012             0       (21,349)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         259,369       342,538             0       595,527
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........         497,412       361,550             0       574,178
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $   490,805    $  466,920     $   63,286    $ 541,691
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds
                                                                            ------------------------
                                                                             Socially
                                                                            Responsible        Stock
                                                                              Growth           Index
                                                                             Fund, Inc.         Fund
===========================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $    231,100   $   469,755

Expenses:
     Mortality and expense risk fees (Note 4) ..........................           55,968       301,566
-----------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................          175,132       168,189

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares           41,381       529,386
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          927,407     3,280,156
-----------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........          968,788     3,809,542
-----------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  1,143,920   $ 3,977,731
===========================================================================================================

=====================================================================================================================

                                                                                     INVESCO Funds Group, Inc.
                                                                             --------------------------- ------------
                                                                                High        Equity          Total
                                                                                Yield       Income         Return
                                                                                Fund         Fund           Fund
=====================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  157,291     $ 125,224      $  74,416

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         20,348        72,959         34,257
---------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        136,943        52,265         40,159
Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        (29,520)       86,162        (11,234)
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................        (17,860)      437,941       (165,855)
---------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        (47,380)      524,103       (177,089)
---------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $   89,563     $ 576,368      $ (136,930)
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                                  ---------------------------------------------
                                                                                     Aggressive                      Capital
                                                                                      Growth       Balanced        Appreciation
                                                                                     Portfolio     Portfolio         Portfolo*
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $    94,859     $   439,435      $    11,901

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                52,637         209,733           21,529
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................                42,222         229,702           (9,628)

Net realized gain (loss) and unrealized appreciation(depreciation)on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                60,355         104,795           74,558
     Net change in unrealized appreciation (depreciation)                            3,600,903       3,431,852        1,261,320
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........             3,661,258       3,536,647        1,335,878
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...           $ 3,703,480     $ 3,766,349      $ 1,326,250
====================================================================================================================================



                                                                                                Janus Aspen Series
                                                                                   -------------------------------------------
                                                                                                   International   Worldwide
                                                                                   Growth            Growth          Growth
                                                                                   Portfolio       Portfolio       Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................          $   51,556      $   2,401       $   19,416

Expenses:
     Mortality and expense risk fees (Note 4) ..........................              94,822         18,274          171,124
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................             (43,266)       (15,873)        (151,708)
Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares              63,610         51,427          306,342
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................           2,661,896      1,017,938        6,931,151
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........           2,725,506      1,069,365        7,237,493
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...         $ 2,682,240    $ 1,053,492      $ 7,085,785
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley Dean Witter Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                          Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $      63   $  132,926  $  317,551    $  40,924   $  8,877

Expenses:
     Mortality and expense risk fees (Note 4) ..........................     4,770       27,694      28,429        8,867      7,892
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................    (4,707)     105,232     289,122       32,057        985

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares    (1,692)      (9,201)     28,294      (17,801)   (11,045)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   246,465     (149,045)     95,581      (35,769)    (1,062)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   244,773     (158,246)    123,875      (53,570)   (12,107)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ 240,066   $  (53,014)  $ 412,997    $ (21,513)  $(11,122)
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                             Technology
                                                                                               Large Cap         and
                                                                                Growth II       Growth      Communications
                                                                                Portfolio      Portfolio       Portfolio
===================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................      $        0      $        0      $       0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................           8,087          24,711           84,616
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................          (8,087)        (24,711)         (84,616)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          40,307          59,889          172,517
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         432,229       1,167,374        8,559,584
-----------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........         472,536       1,227,263        8,732,101
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...      $  464,449      $1,202,552      $ 8,647,485
===================================================================================================================================

===================================================================================================================================

                                                                           Strong Funds            Timothy Partners
                                                                        ----------------------------------------------------------
                                                                          Mid Cap
                                                                          Growth     Opportunity   The Timothy
                                                                           Fund         Fund       Plan Variable
                                                                            II           II       Small Cap Series        Total
===================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $    1,120   $ 129,340    $   1,972          $  2,639,718

Expenses:
     Mortality and expense risk fees (Note 4) ..........................      9,893      20,906        9,802             1,485,831
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................    (18,773)    108,434       (7,830)            1,153,887

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares     24,467      (3,523)       6,613             1,802,046
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................  1,024,601     333,962      176,337             36,490,227
-----------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........  1,049,068     330,439      182,950            38,292,273
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $1,030,295   $ 438,873   $  175,120          $ 39,446,160
===================================================================================================================================

*For the period May 1, 1999 (commencement of operations) to December 31, 1999

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999



==================================================================================================================================

                                                                                       BT Insurance Funds Trust
                                                                                --------------------------------------
                                                                                 EAFE         Equity         Small
                                                                                Equity          500           Cap
                                                                                 Index         Index         Index
                                                                                 Fund*         Fund*         Fund*
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $   3,154      $  4,172      $  5,756
     Net realized gain (loss) on sale of investments in portfolio shares               37           214             2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            6,582        51,692        17,413
-------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........            9,773        56,078        23,171

Changes from principal transactions:
     Contract purchase payments ........................................           37,818       515,478       113,079
     Contract redemptions ..............................................             (123)       (3,245)            0
     Net transfers (to) from fixed account .............................           34,110       229,083        40,852
-------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......           71,805       741,316       153,931
-------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................           81,578       797,394       177,102
Net assets, beginning of period ........................................                0             0             0
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................        $  81,578      $797,394     $ 177,102
==================================================================================================================================

==================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                                  -----------------------------------------
                                                                                                  Growth
                                                                                  Capital           and           Money
                                                                                Appreciation      Income          Market
                                                                                 Portfolio       Portfolio      Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) .........................................     $   (6,607)     $   105,370     $   63,286
     Net realized gain (loss) on sale of investments in portfolio shares ..        238,043           19,012              0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................        259,369          342,538              0
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...........        490,805          466,920         63,286

Changes from principal transactions:
     Contract purchase payments ...........................................      5,084,456        1,865,486      4,017,759
     Contract redemptions .................................................       (134,245)         (75,414)       (26,507)
     Net transfers (to) from fixed account ................................       (237,158)         258,973     (1,878,656)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ..........      4,713,053        2,049,045      2,112,596
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets .................................      5,203,858        2,515,965      2,175,882
Net assets, beginning of period ...........................................      2,213,920        1,792,428        693,094
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................     $7,417,778      $ 4,308,393    $ 2,868,976
==================================================================================================================================

==================================================================================================================================

                                                                                              Dreyfus Funds
                                                                            ----------------------------------------------------
                                                                                                 Socially
                                                                                   Small       Responsible    Stock
                                                                                    Cap          Growth       Index
                                                                                  Portfolio      Fund, Inc.    Fund
==================================================================================================================================
Changes from operations:
     Net investment income (loss) .........................................     $   (32,487)    $    175,132       168,189
     Net change in unrealized appreciation (depreciation) of                        (21,349)          41,381       529,386
          investments in portfolio shares ..................................        595,527          927,407     3,280,156
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............        541,691        1,143,920     3,977,731

Changes from principal transactions:
     Contract purchase payments ............................................      1,237,855        3,437,034     19,622,971
     Contract redemptions ..................................................        (67,011)         (81,945)      (568,106)
     Net transfers (to) from fixed account .................................        (99,634)         555,059        217,350
---------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........      1,071,210        3,910,148     19,272,215
---------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................      1,612,901        5,054,068     23,249,946
Net assets, beginning of period ............................................      1,697,042        1,852,830     10,329,437
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................     $ 3,309,943     $  6,906,898   $ 33,579,383
=================================================================================================================================

===================================================================================================================================

                                                                                        Invesco Funds Group, Inc.
                                                                                ------------------------------------------
                                                                                    High          Equity             Total
                                                                                   Yield          Income             Return
                                                                                    Fund           Fund              Fund
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................         $   136,943       $   52,265        $    40,159
     Net realized gain (loss) on sale of investments in portfolio shares             (29,520)          86,162            (11,234)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             (17,860)         437,941           (165,855)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........              89,563          576,368           (136,930)

Changes from principal transactions:
     Contract purchase payments ........................................           1,241,157       4,179,217          1,394,116
     Contract redemptions ..............................................             (65,263)       (136,289)           (64,428)
     Net transfers (to) from fixed account .............................             538,217         571,629           (130,922)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......           1,714,111       4,614,557          1,198,766
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................           1,803,674       5,190,925          1,061,836
Net assets, beginning of period ........................................             748,855       2,432,585          1,757,618
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................        $  2,552,529     $ 7,623,510        $ 2,819,454
==================================================================================================================================

==================================================================================================================================

                                                                                              Janus Aspen Series
                                                                                 ----------------------------------------------
                                                                                    Aggressive                       Capital
                                                                                     Growth         Balanced      Appreciation
                                                                                    Portfolio       Portfolio       Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................          $     42,222      $    229,702   $    (9,628)
     Net realized gain (loss) on sale of investments in portfolio shares                60,355           104,795        74,558
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             3,600,903         3,431,852     1,261,320
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........             3,703,480         3,766,349     1,326,250

Changes from principal transactions:
     Contract purchase payments ........................................             4,534,253        15,693,612     3,105,966
     Contract redemptions ..............................................               (50,438)         (409,983)      (20,685)
     Net transfers (to) from fixed account .............................             1,488,790         3,349,214     1,836,657
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......             5,972,605        18,632,843     4,921,938
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................             9,676,085        22,399,192     6,248,188
Net assets, beginning of period ........................................               765,814         5,245,429             0
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................          $ 10,441,899      $ 27,644,621   $ 6,248,188
==================================================================================================================================

====================================================================================================================================

                                                                                                Janus Aspen Series
                                                                                    ---------------------------------------
                                                                                                International      Worldwide
                                                                                  Growth           Growth           Growth
                                                                                 Portfolio       Portfolio         Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................         $    (43,266)     $    (15,873)    $   (151,708)
     Net realized gain (loss) on sale of investments in portfolio shares               63,610            51,427          306,342
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            2,661,896         1,017,938        6,931,151
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........            2,682,240         1,053,492        7,085,785

Changes from principal transactions:
     Contract purchase payments ........................................            6,675,682         1,171,333        9,061,058
     Contract redemptions ..............................................             (141,914)          (39,980)        (293,429)
     Net transfers (to) from fixed account .............................              971,572           231,436          136,740
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......            7,505,340         1,362,789        8,904,369
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................           10,187,580         2,416,281       15,990,154
Net assets, beginning of period ........................................            2,360,123           511,511        5,081,666
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................         $ 12,547,703      $  2,927,792     $ 21,071,820
==================================================================================================================================

==================================================================================================================================

                                                                               Morgan Stanley Dean Witter Universal Funds, Inc.
                                                                         ---------------------------------------------------------
                                                                          Emerging
                                                                          Markets      Fixed      Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $  (4,707)  $  105,232   $  289,122   $ 32,057  $     985
     Net realized gain (loss) on sale of investments in portfolio shares    (1,692)      (9,201)      28,294    (17,801)   (11,045)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   246,465     (149,045)      98,581    (35,769)    (1,062)
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   240,066      (53,014)     412,997    (21,513)   (11,122)

Changes from principal transactions:
     Contract purchase payments ........................................   261,307    1,252,573      870,326    339,310    391,649
     Contract redemptions ..............................................    (8,163)     (55,730)     (43,262)   (17,610)   (28,873)
     Net transfers (to) from fixed account .............................   (30,458)   1,359,317      120,956    103,827     64,914
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   222,686    2,556,160      948,020    425,527    427,690
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   462,752    2,503,146    1,361,017    404,014    416,568
Net assets, beginning of period ........................................   178,988      513,879    1,411,431    427,407    337,165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 641,740   $3,017,025   $2,772,448  $ 831,421  $ 753,733
===================================================================================================================================

==================================================================================================================================

                                                                                   PBHG Insurance Series Fund, Inc.
                                                                                --------------------------------------------
                                                                                                                Technology
                                                                                               Large Cap           and
                                                                                Growth II       Growth        Communications
                                                                                Portfolio      Portfolio        Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $   (8,087)     $   (24,711)   $    (84,616)
     Net realized gain (loss) on sale of investments in portfolio shares            40,307           59,889         172,517
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................           432,229        1,167,374       8,559,584
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........           464,449        1,202,552       8,647,485

Changes from principal transactions:
     Contract purchase payments ........................................           546,169        1,708,934       5,304,053
     Contract redemptions ..............................................            (8,514)         (29,829)       (122,730)
     Net transfers (to) from fixed account .............................            86,887           98,187       2,319,044
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......           624,542        1,777,292       7,500,367
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................         1,088,991        2,979,844      16,147,852
Net assets, beginning of period ........................................           249,889          411,578         777,257
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................        $1,338,880      $ 3,391,422    $ 16,925,109
==================================================================================================================================

==================================================================================================================================
                                                                               Strong Funds         Timothy Partners
                                                                        -------------------------------------------------
                                                                          Mid Cap     Opportunity   The Timothy Plan
                                                                           Fund           Fund         Small Cap
                                                                            II             II        Variable Series       Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................  $  (18,773)   $  108,434   $   (7,830)      $   1,153,887
     Net realized gain (loss) on sale of investments in portfolio shares      24,467        (3,523)       6,613           1,802,046
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   1,024,601       333,962      176,337          36,490,227
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   1,030,295       438,873      175,120          39,446,160

Changes from principal transactions:
     Contract purchase payments ........................................   1,346,916       964,598      503,451          96,477,616
     Contract redemptions ..............................................     (63,446)      (44,752)     (31,051)         (2,632,965
     Net transfers (to) from fixed account .............................     306,781        (6,091)     195,671          12,732,347
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   1,590,251       913,755      668,071         106,576,998
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   2,620,546     1,352,628      843,191         146,023,158
Net assets, beginning of period ........................................     451,198       872,790      301,433          43,415,367
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 3,071,744   $ 2,225,418   $1,144,624       $ 189,438,525
====================================================================================================================================

*For the period May 1, 1999 (commencement date of operations) to December 31, 1999

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999

                                Basic Contracts

====================================================================================================================================

                                                            BT Insurance Funds Trust
                                              -------------------------------------------------------
                                                  EAFE          Equity          Small
                                                Equity            500            Cap
                                                 Index          Index           Index
                                                 Fund*          Fund*           Fund*
=====================================================================================================
Units outstanding, December 31, 1998               0.000            0.000             0.000

Units purchased                                6,832.096       73,908.864        15,259.832

Units redeemed                                   (10.264)        (312.350)           (0.683)
                                              -----------      -----------      ------------

Units outstanding December 31, 1999            6,821.832       73,596.514        15,259.149
                                              ===========      ===========      ============
====================================================================================================================================


                                                            Dreyfus Variable Investment Fund                  Dreyfus Funds
                                          ---------------------------------------------------------------------------------------
                                                        Growth                                            Socially
                                          Capital         and             Money            Small        Responsible      Stock
                                       Appreciation     Income           Market             Cap           Growth         Index
                                        Portfolio      Portfolio       Portfolio        Portfolio        Fund, Inc.       Fund
====================================================================================================================================
Units outstanding, December 31, 1998    170,523.015    159,409.837       658,981.650    171,968.905    140,614.024     779,485.606

Units purchased                         372,946.146    178,753.260     3,758,398.024    119,600.564    273.663.600    1,389,766.200

Units redeemed                          (25,697.079)    (6,406.836)   (1,778,542.512)   (16,065.832)    (5,795.428)     (39,479.641)
                                       -------------    ------------   ---------------  -------------  -------------  --------------

Units outstanding December 31, 1999     517,772.082    331,756.261     2,638,837.162     275,503.637    408,482.196   2,129,772.165
                                       ============    ============   ===============   =============  ============   =============
====================================================================================================================================

                                                      Invesco Funds Group, Inc.
                                             ------------------------------------------

                                                High             Equity             Total
                                                Yield            Income             Return
                                               Fund              Fund                Fund
====================================================================================================================================
Units outstanding, December 31, 1998          70,047.913        200,541.938        154,762.526

Units purchased                               157,413.43        363,563.92         120,990.59

Units redeemed                                 (5,825.13)        (10,409.69)       (16,927.94)
                                               ----------       ------------      -------------

Units outstanding December 31, 1999          221,636.210        553,696.171        258,825.173
                                            =============      =============     ==============


====================================================================================================================================


                                                                            Janus Aspen Series
                                         -------------------------------------------------------------------------------------------
                                          Aggressive                     Capital                      International      Worldwide
                                           Growth        Balanced     Appreciation      Growth           Growth          Growth
                                          Portfolio      Portfolio      Portfolio      Portfolio       Portfolio         Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998      53,896.345       373,285.807        0.000   172,190.630      45,382.775       402,131.168

Units purchased                          278,080.656     1,224,730.099  473,953.960   480,342.283     100,167.009       643,927.060

Units redeemed                            (2,169.099)      (26,436.401)  (2,017.332)   (9,018.657)     (3,206.459)      (19,985.377)
                                         ------------      ------------    --------   ------------     ------------     ------------

Units outstanding December 31, 1999      329,807.902     1,571,579.505  471,936.628   643,514.256     142,343.325     1,026,072.851
                                         ============    ============== ===========   ============    ============    ==============
====================================================================================================================================

                                                             Morgan Stanley Dean Witter Universal Funds, Inc.
                                              --------------------------------------------------------------------------------------
                                                  Emerging
                                                  Markets       Fixed        Mid-Cap         U.S.
                                                  Equity        Income        Value      Real Estate      Value
                                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998            30,255.642     46,348.096   111,076.120    43,786.457    34,212.111

Units purchased                                 34,003.778    237,990.514    75,629.717    44,901.681    47,456.893

Units redeemed                                  (8,178.866)    (5,144.852)   (3,317.190)   (1,746.712)   (3,338.355)
                                                 ----------   ------------   -----------   -----------   -----------

Units outstanding December 31, 1999             56,080.554    279,193.758    183,388.647   86,941.426    78,330.649
                                                ===========  ============   ============  ============   ===========
====================================================================================================================================

                                               PBHG Insurance Series Fund, Inc.                Strong Funds       Timothy Partners
                                         ----------------------------------------------   ----------------------  ----------------
                                                                         Technology       Mid Cap
                                                         Large Cap           and          Growth     Opportunity    The Timothy
                                          Growth II       Growth        Communications     Fund         Fund       Plan Variable
                                          Portfolio      Portfolio       Portfolio          II           II           Series
====================================================================================================================================
Units outstanding, December 31, 1998     24,618.770       31,474.961     65,820.143      33,197.715    72,644.387    29,293.327

Units purchased                          43,279.210      129,400.234    374,005.518      91,173.444    70,112.940    68,160.700

Units redeemed                             (538.402)      (2,260.302)    (6,383.753)     (3,812.074)   (4,304.261)   (3,215.412)
                                          ----------     ------------   -----------     ------------   -----------    ----------

Units outstanding December 31, 1999      67,359.578      158,614.893    433,441.908     120,559.085   138,453.066    94,238.615
                                         ===========     ============   ============    ===========   ============  ===========
==================================================================================================================================
*For the period May 1, 1999 (commencement date of operations) to December 31, 1999


The accompanying notes are an integral  part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999

                                Enhanced Contracts

====================================================================================================================================

                                                            BT Insurance Funds Trust
                                              -------------------------------------------------------
                                                  EAFE          Equity          Small
                                                Equity            500            Cap
                                                 Index          Index           Index
                                                 Fund*          Fund*           Fund*
=====================================================================================================
Units outstanding, December 31, 1998               0.000            0.000             0.000

Units purchased                                    0.000            0.000             0.000

Units redeemed                                     0.000            0.000             0.000
                                              -----------      -----------      ------------

Units outstanding December 31, 1999                0.000            0.000             0.000
                                              ===========      ===========      ============
====================================================================================================================================


                                                            Dreyfus Variable Investment Fund                  Dreyfus Funds
                                          ---------------------------------------------------------------------------------------
                                                        Growth                                            Socially
                                          Capital         and             Money            Small        Responsible      Stock
                                       Appreciation     Income           Market             Cap           Growth         Index
                                        Portfolio      Portfolio       Portfolio        Portfolio        Fund, Inc.       Fund
====================================================================================================================================
Units outstanding, December 31, 1998      100.415           5.049          555.360        14.492        80.398          56.321

Units purchased                         2,140.239         681.763        7,935.579       475.924       271.188         664.191

Units redeemed                            (83.880)        (36.403)           0.000        (3.652)        0.000        (104.278)
                                       -----------       ----------   -------------     ----------    ---------      ----------

Units outstanding December 31, 1999     2,156.774         650.409        8,490.939        486.764      351.586         616.234
                                       ===========       ==========    ============     ==========    =========      ==========
====================================================================================================================================

                                                      Invesco Funds Group, Inc.
                                             ------------------------------------------

                                                High             Equity             Total
                                                Yield            Income             Return
                                                Fund              Fund                Fund
====================================================================================================================================
Units outstanding, December 31, 1998            7.556            163.123             111.314

Units purchased                               106.052           1,503.918          1,830.682

Units redeemed                                 (0.044)             0.000              (5.797)
                                              --------         ----------         ------------

Units outstanding December 31, 1999           113.564           1,667.041          1,936.199
                                             =========         ===========        ============


====================================================================================================================================


                                                                            Janus Aspen Series
                                         -------------------------------------------------------------------------------------------
                                          Aggressive                     Capital                      International      Worldwide
                                           Growth        Balanced     Appreciation      Growth           Growth          Growth
                                          Portfolio      Portfolio      Portfolio      Portfolio       Portfolio         Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998       36.621           214.770        0.000           84.318           58.950          123.659

Units purchased                           792.817         2,812.213        4.141        1,290.674        2,321.121        2,207.180

Units redeemed                             (0.174)          (95.956)       0.000            0.000          (49.452)        (104.993)
                                         ----------       ----------      -------       ----------       ----------      -----------

Units outstanding December 31, 1999       829.264         2,931.027        4.141        1,374.992        2,330.619        2.225.846
                                         =========        ==========      =======      ===========       ==========      ===========
====================================================================================================================================


                                                             Morgan Stanley Dean Witter Universal Funds, Inc.
                                              --------------------------------------------------------------------------------------
                                                  Emerging
                                                  Markets       Fixed          Mid-Cap          U.S.
                                                  Equity        Income          Value        Real Estate      Value
                                                 Portfolio    Portfolio       Portfolio      Portfolio     Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998              0.000           30.906       15.684          10.564         23.284

Units purchased                                 128.179        1,441.432      811.880         758.015        682.745

Units redeemed                                    0.000           (0.234)      (0.116)        (34.752)        (2.233)
                                                --------      -----------     ---------      ---------      ---------

Units outstanding December 31, 1999             128.179        1,472.104      827.448         733.827        703.796
                                               =========      ===========   ==========       =========      =========
====================================================================================================================================

                                               PBHG Insurance Series Fund, Inc.                Strong Funds       Timothy Partners
                                         ----------------------------------------------   ----------------------  ----------------
                                                                         Technology       Mid Cap
                                                         Large Cap           and          Growth     Opportunity    The Timothy
                                          Growth II       Growth        Communications     Fund         Fund       Plan Variable
                                          Portfolio      Portfolio       Portfolio          II           II           Series
====================================================================================================================================
Units outstanding, December 31, 1998        6.572           0.000          2.516           9.046         15.156        17.653

Units purchased                           133.301         565.456        920.935         155.911        781.126       357.270

Units redeemed                              0.000         (15.671)       (19.442)         (0.275)        (5.329)       (0.422)
                                         ---------       ---------      ---------        ---------     ---------      --------

Units outstanding December 31, 1999       139.873         549.785        904.009         164.682        790.953       374.501
                                         =========       =========      =========       =========      =========      ========
==================================================================================================================================

*For the period May 1, 1999 (commencement date of operations) to December 31, 199

The accompanying notes are an integral  part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999

                                Modified Enhanced Contracts

====================================================================================================================================

                                                            BT Insurance Funds Trust
                                              -------------------------------------------------------
                                                  EAFE          Equity          Small
                                                Equity            500            Cap
                                                 Index          Index           Index
                                                 Fund*          Fund*           Fund*
=====================================================================================================
Units outstanding, December 31, 1998           0.000             0.000          0.000

Units purchased                                0.000           132.541          0.000

Units redeemed                                 0.000          (312.350)         0.000
                                              -------         ---------       --------

Units outstanding December 31, 1999            0.000           131.993          0.000
                                              =======         =========       ========
====================================================================================================================================


                                                            Dreyfus Variable Investment Fund                  Dreyfus Funds
                                          ---------------------------------------------------------------------------------------
                                                        Growth                                            Socially
                                          Capital         and             Money            Small        Responsible      Stock
                                       Appreciation     Income           Market             Cap           Growth         Index
                                        Portfolio      Portfolio       Portfolio        Portfolio        Fund, Inc.       Fund
====================================================================================================================================
Units outstanding, December 31, 1998      0.000          0.000             0.000           0.000         0.000           0.000

Units purchased                         179.381          0.000             0.000         202.376         0.000         246.175

Units redeemed                          (25.234)         0.000             0.000          (2.468)        0.000         (23.373)
                                       ---------      ---------         ---------       ---------      --------       ----------

Units outstanding December 31, 1999     154.147          0.000             0.000         199.908         0.000         222.802
                                       =========     ==========         =========       =========      ========       =========
====================================================================================================================================

                                                      Invesco Funds Group, Inc.
                                             ------------------------------------------

                                                High             Equity             Total
                                                Yield            Income             Return
                                               Fund              Fund                Fund
====================================================================================================================================
Units outstanding, December 31, 1998          0.000              0.000              0.000

Units purchased                               0.000              0.000              0.000

Units redeemed                                0.000              0.000              0.000
                                             -------            -------            -------

Units outstanding December 31, 1999           0.000              0.000              0.000
                                            ========           ========           ========


====================================================================================================================================


                                                                            Janus Aspen Series
                                         -------------------------------------------------------------------------------------------
                                          Aggressive                     Capital                      International     Worldwide
                                           Growth        Balanced     Appreciation      Growth           Growth          Growth
                                          Portfolio      Portfolio      Portfolio*      Portfolio       Portfolio       Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998       0.000           0.000          0.000          0.000          0.000              0.000

Units purchased                          159.044         111.697        172.055        109.122          0.000            176.308

Units redeemed                             0.000          (0.142)        (1.433)         0.000          0.000            (24.758)
                                         --------       ---------       --------       --------       --------           --------

Units outstanding December 31, 1999      159.044         111.555        170.622        109.122          0.000            151.550
                                         ========      ==========      =========      =========       ========          =========
====================================================================================================================================



                                                             Morgan Stanley Dean Witter Universal Funds, Inc.
                                              --------------------------------------------------------------------------------------
                                                  Emerging
                                                  Markets       Fixed        Mid-Cap         U.S.
                                                  Equity        Income        Value      Real Estate      Value
                                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998             0.000          0.000        0.000          0.000         0.000

Units purchased                                  0.000          0.000        0.000          0.000         0.000

Units redeemed                                   0.000          0.000        0.000          0.000         0.000
                                                ------         -------      -------        -------       -------

Units outstanding December 31, 1999              0.000          0.000        0.000          0.000         0.000
                                               ========       ========     ========        =======       =======
====================================================================================================================================

                                               PBHG Insurance Series Fund, Inc.                Strong Funds       Timothy Partners
                                         ----------------------------------------------   ----------------------  ----------------
                                                                         Technology       Mid Cap
                                                         Large Cap           and          Growth     Opportunity    The Timothy
                                          Growth II       Growth        Communications     Fund         Fund       Plan Variable
                                          Portfolio      Portfolio       Portfolio          II           II           Series
====================================================================================================================================
Units outstanding, December 31, 1998      0.000           0.000           0.000          0.000         0.000         0.000

Units purchased                           0.000           0.000         295.741          0.000         0.000         0.000

Units redeemed                            0.000           0.000         (20.864)         0.000         0.000         0.000
                                         -------        --------       ---------        -------       -------       -------

Units outstanding December 31, 1999       0.000           0.000         274.877          0.000         0.000         0.000
                                        ========        ========       =========        =======      ========       =======
==================================================================================================================================

 *For the period May 1, 1999 (commencement date of operations) to December 31, 1999


The accompanying notes are an integral  part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998




====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................... $   (1,543)     $    6,892     $   13,138    $   10,853
     Net realized gain (loss) on sale of investments in portfolio shares ..     16,652          (1,836)             0       (82,430)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................    226,268         115,821              0        25,412
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...........    241,377         120,877         13,138       (46,165)

Changes from principal transactions:
     Contract purchase payments ...........................................  1,508,433       1,155,499      1,405,487     1,210,765
     Contract redemptions .................................................    (36,808)        (21,639)       (72,744)      (25,868)
     Net transfers (to) from fixed account ................................    315,535         209,039       (652,787)      129,730
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ..........  1,787,160       1,342,899        679,956     1,314,627
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets .................................  2,028,537       1,463,776        693,094     1,268,462
Net assets, beginning of period ...........................................    185,383         328,652              0       428,580
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ................................................. $2,213,920      $1,792,428     $  693,094    $1,697,042
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Changes from operations:
     Net investment income (loss) .......................................... $   55,768     $    22,396    $   (2,299)   $   21,580
     Net realized gain (loss) on sale of investments in portfolio shares ...      5,292         108,435         1,666        (6,713)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................    201,887       1,115,334        67,633        32,683
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............    262,947       1,246,165        67,000        47,550

Changes from principal transactions:
     Contract purchase payments ............................................  1,348,395       7,674,437       306,962       763,304
     Contract redemptions ..................................................     (9,281)        (58,961)         (461)       (1,505)
     Net transfers (to) from fixed account .................................    (21,006)        739,354        54,703        (5,388)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........  1,318,108       8,354,830       361,204       756,411
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................  1,581,055       9,600,995       428,204       803,961
Net assets, beginning of period ............................................    271,775         728,442        22,994        68,829
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................. $1,852,830     $10,329,437    $  451,198    $  872,790
====================================================================================================================================


==================================================================================================================================

                                                                                Timothy Partners
                                                                                ----------------

                                                                                   The Timothy
                                                                                  Plan Variable
                                                                                      Series
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ..........................................      $   (1,244)
     Net realized gain (loss) on sale of investments in portfolio shares ...             273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................           8,837
------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............           7,866

Changes from principal transactions:
     Contract purchase payments ............................................         298,657
     Contract redemptions ..................................................            (559)
     Net transfers (to) from fixed account .................................          (4,531)
------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........         293,567
------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................         301,433
Net assets, beginning of period ............................................               0
------------------------------------------------------------------------------------------------
Net assets, end of period ..................................................      $  301,433
==================================================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   66,061     $   94,784     $   58,820
     Net realized gain (loss) on sale of investments in portfolio shares         (7,511)         3,746         15,273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        (74,743)        82,412         10,551
---------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........        (16,193)       180,942         84,644

Changes from principal transactions:
     Contract purchase payments ........................................        546,771      1,705,341      1,533,836
     Contract redemptions ..............................................        (18,798)       (13,427)       (21,158)
     Net transfers (to) from fixed account .............................        127,417        205,099          6,510
---------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......        655,390      1,897,013      1,519,188
---------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................        639,197      2,077,955      1,603,832
Net assets, beginning of period ........................................        109,658        354,630        153,786
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $  748,855     $2,432,585     $1,757,618
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (3,848) $   77,629  $   45,244  $      881  $   50,441
     Net realized gain (loss) on sale of investments in portfolio shares      4,948      20,467       2,481       4,688      13,836
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    140,760     696,632     374,448      26,364     465,843
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........    141,860     794,728     422,173      31,933     530,120

Changes from principal transactions:
     Contract purchase payments ........................................    526,231   3,636,681   1,536,593     333,700   3,571,970
     Contract redemptions ..............................................     (1,769)    (29,318)    (12,570)    (13,844)    (51,084)
     Net transfers (to) from fixed account .............................     69,142     519,688      78,695      37,625     467,637
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    593,604   4,127,051   1,602,718     357,481   3,988,523
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    735,464   4,921,779   2,024,891     389,414   4,518,643
Net assets, beginning of period ........................................     30,350     323,650     335,232     122,097     563,023
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  765,814  $5,245,429  $2,360,123  $  511,511  $5,081,666
====================================================================================================================================


====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $    (841)  $  16,978   $   26,301   $   9,903   $   8,984
     Net realized gain (loss) on sale of investments in portfolio shares   (28,159)        987      (12,000)    (11,717)     (3,838)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    (8,506)     (8,866)     111,030     (29,207)    (22,344)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   (37,506)      9,099      125,331     (31,021)    (17,198)

Changes from principal transactions:
     Contract purchase payments ........................................    99,696     399,377    1,042,503     428,467     254,152
     Contract redemptions ..............................................       (15)    (29,179)     (33,448)    (11,751)     (5,163)
     Net transfers (to) from fixed account .............................    45,269     134,534       91,732     (38,218)      3,901
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   144,950     504,732    1,100,787     378,498     252,890
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   107,444     513,831    1,226,118     347,477     235,692
Net assets, beginning of period ........................................    71,544          48      185,313      79,930     101,473
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 178,988   $ 513,879   $1,411,431   $ 427,407   $ 337,165
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (2,021)     $   (3,194)     $   (5,880)    $   565,783
     Net realized gain (loss) on sale of investments in portfolio shares       (437)          1,576          (2,660)         43,019
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     19,329          72,732         163,166       3,813,476
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........     16,871          71,114         154,626       4,422,278

Changes from principal transactions:
     Contract purchase payments ........................................    174,105         216,405         463,808      32,141,575
     Contract redemptions ..............................................       (347)         (1,537)        (30,665)       (501,899)
     Net transfers (to) from fixed account .............................        330           9,726            (474)      2,523,262
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    174,088         224,594         432,669      34,162,938
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    190,959         295,708         587,295      38,585,216
Net assets, beginning of period ........................................     58,930         115,870         189,962       4,830,151
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  249,889      $  411,578      $  777,257     $43,415,367
====================================================================================================================================

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

(1) GENERAL Annuity Investors Variable Account B (the "Account")is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states. At December 31, 1999, the following investment options were available:

                  BT Insurance Funds Trust:
o        EAFE Equity Index Portfolio
o        Equity 500 Index Portfolio
o        Small Cap Index Portfolio
                  The Dreyfus Variable Investment Fund:
o        Capital Appreciation Portfolio
o        Growth and Income Portfolio
o        Money Market Portfolio
o        Small-Cap Portfolio
                  Dreyfus Funds:
o        Socially Responsible Growth Fund, Inc.
o        Stock Index Fund
                  Invesco Funds:
o        High-Yield Fund
o        Equity Income Fund
o        Total Return Fund
                  Janus Aspen Series:
o        Aggressive Growth Portfolio
o        Balanced Portfolio
o        Capital Appreciation Portfolio
o        Growth Portfolio
o        International Growth Portfolio
o        Worldwide Growth Portfolio
                  Morgan Stanley Dean Witter Universal Funds, Inc.:
o        Emerging Markets Equity Portfolio
o        Fixed Income Portfolio
o        Mid-Cap Value Portfolio
o        U.S. Real Estate Portfolio
o        Value Portfolio
                  PBHG Insurance Series Fund, Inc.:
o        Growth II Portfolio
o        Large Cap Growth Portfolio
o        Technology & Communications Portfolio
                  Strong Funds:
o        Mid Cap Growth Fund II
o        Opportunity Fund II
                  Timothy Partners, Ltd.:
o        The Timothy Plan Variable Series

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

The following variable sub-accounts were added to the account on May 1, 1999: BT Insurance Funds Trust EAFE Equity Index Fund, Equity 500 Index Fund, Small Cap Index Fund; Janus Aspen Series Capital Appreciation Portfolio. No variable sub-accounts were deleted from the account in 1999.

In 1999, the Invesco Industrial Income Fund changed its name to the Invesco Equity Income Fund, and the Strong Growth Fund II changed its name to the Strong Mid Cap Growth Fund II.

(2)  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

     Basis of  Presentation

     The preparation  of  financial   statements  in  conformity   with
     accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

     Investments

     Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income (loss), net realized gain (loss) and unrealized appreciation(depreciation)on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

     Federal Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

     Net Assets  Attributable  to Variable  Annuity  Contract  Holders

     The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
     (loss) and  unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 1999 is as follows:

                                                                 1999
                                                     -------------------------
                                                                       Proceeds
                                                        Cost of         from
                                                        Purchaes        Sales


   BT Insurance Funds Trust:
        EAFE Equity Index Portfolio                  $     75,924   $       964
        Equity 500 Index Portfolio                        756,411        10,922
        Small Cap Index Portfolio                         162,532         2,845
   Dreyfus Variable Investment Fund:
        Capital Appreciation Portfolio                  5,994,536     1,288,089
        Growth and Income Portfolio                     2,418,517       264,102
        Money Market Portfolio                          4,932,966     2,756,951
        Small Cap Portfolio                             1,463,685       424,962
   Dreyfus Funds:
        Socially Responsible Growth Fund, Inc.          4,236,425       151,145
        Stock Index Fund                               22,558,560     3,118,158
   Invesco Funds:
        High-Yield Fund                                 2,131,822       280,769
        Industrial Income Fund                          5,288,028       621,205
        Total Return Fund                               1,847,611       608,686
   Janus Aspen Series:
        Aggressive Growth Portfolio                     6,187,083       172,257
        Balanced Portfolio                             19,205,526       342,980
        Capital Appreciation Portfolio                  5,397,253       484,943
        Growth Portfolio                                7,660,504       198,430
        International Growth Portfolio                  1,562,618       215,702
        Worldwide Growth Portfolio                      9,573,649       820,989
   Morgan Stanley Dean Witter Universal Funds, Inc.:
        Emerging Markets Equity Portfolio                 345,980       127,989
        Fixed Income Portfolio                          2,993,137       331,744
        Mid-Cap Value Portfolio                         1,575,444       338,301
        U.S. Real Estate Portfolio                        593,357       135,773
        Value Portfolio                                   613,170       184,496
   PBHG Insurance Series Fund, Inc.:
        Growth II Portfolio                               741,214       124,759
        Large Cap Growth Portfolio                      1,929,951       177,371
        Technology & Communications Portfolio           7,705,231       289,479
   Strong Funds:
        Growth Fund II                                  1,638,049        66,570
        Opportunity Fund II                             1,212,944       190,754
   The Timothy Plan Variable Series:
        The Timothy Plan Variable Series                  867,375       207,127
                                                      -------------  ----------
              Total                                  $121,669,502   $13,938,462

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999


(4)  DEDUCTIONS  AND  EXPENSES

     Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts,in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.40% of the daily value of the total investments of the Account. These fees aggregated $1,483,303 for the year ended December 31, 1999.

     In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract, or a Modified Enhanced contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.10% of the daily value of the total investments of the Account. These fees aggregated $2,361 for the year ended December 31, 1999. Under the Modified Enhanced contract, the Company deducts a fee from the account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the account. These fees aggregated $167 for the year ended December 31, 1999.

     Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held. In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40. These expenses totaled $114,366 for the year ended December 31, 1999.

(5)  OTHER  TRANSACTIONS  WITH AFFILIATES

     AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(6)  NET ASSETS

     The following is a reconciliation of net assets at December 31, 1999:


                                                                         1999
                                                                  -------------


     Proceeds from the sales of units since organization,
        less cost of units redeemed                                $145,559,825
     Undistributed net investment income                              1,832,888
     Undistributed net realized gains on sale of investments          1,845,239
     Net unrealized appreciation (depreciation) of investments       40,200,573
                                                                  -------------
     Net assets, end of period                                     $189,438,525
                                                                 ==============

                             ANNUITY INVESTORS LIFE

                                INSURANCE COMPANY


                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1999 and 1998
                       With Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1999 and 1998




                                Contents


Report of Independent Auditors............................................1

Audited Statutory-Basis Financial Statements

Balance Sheets - Statutory-Basis..........................................2
Statements of Operations - Statutory-Basis................................3
Statements of Changes in Capital and Surplus -
Statutory-Basis...........................................................4
Statements of Cash Flows - Statutory-Basis................................5
Notes to Statutory-Basis Financial Statements.............................6

                       Report of Independent Auditors


Board of Directors
Annuity Investors Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. As described in Notes B and I to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes B and I. In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended. However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                          /S/ Ernst & Young, LLP
                                          -------------------------
                                             Ernst & Young, LLP
March 9, 2000

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                                STATUTORY-BASIS

                                                                                             December 31
                                                                                1999                       1998
     ADMITTED ASSETS
     Cash and investments
         Fixed maturities - at amortized cost
              (market value - $182,867,342 and $105,451,926)                $193,743,079               $104,080,672
         Policy loans                                                          3,047,433                  1,293,252
         Short-term investments                                               10,926,798                 15,489,533
         Cash                                                                    3,899,250                4,400,560

         Total cash and investments                                          211,616,560                125,264,017

     Investment income due and accrued                                         2,755,329                  1,787,577
     Reinsurance ceded receivable                                                 29,185                     36,505
     Other admitted assets                                                       350,792                     67,656

         Total General Account admitted assets                               214,751,866                127,155,755
     Separate Account assets                                                 354,371,093                120,049,207

         Total admitted assets                                              $569,122,959               $247,204,962

     LIABILITIES, CAPITAL AND SURPLUS
     Annuity reserves                                                       $193,500,443               $106,630,855
     Policy and contract claims                                                1,113,896                  1,190,191
     Commissions due and accrued                                                 438,742                    312,211
     General expenses due and accrued                                            386,507                    258,781
     Transfers to Separate Accounts due and
     accrued (contingent deferred sales charges)                             (14,823,799)                (6,469,163)
     Taxes, licenses and fees due and accrued                                     19,861                     79,500
     Asset valuation reserve                                                     736,841                    370,700
     Reinsurance ceded payable                                                    58,000                    416,051
     Payable to parent and affiliates                                            322,213                    288,222
     Payable for securities                                                            -                  2,005,397
     Remittances and items not allocated                                       5,862,365                    497,147
     Other liabilities                                                             21,380                     227,316

         Total General Account liabilities                                   187,636,449                105,807,208
     Separate Account liabilities                                            354,371,093                120,049,207

         Total liabilities                                                   542,007,542                225,856,415

     Common stock, par value- $125 per share:
         - 25,000 shares authorized
         - 20,000 shares issued and outstanding                                2,500,000                  2,500,000
     Gross paid-in and contributed surplus                                    34,550,000                 24,550,000
     Unassigned deficit                                                       (9,934,583)                (5,701,453)
                                                                              ----------                 ----------

         Total capital and surplus                                            27,115,417                 21,348,547

         Total liabilities, capital and surplus                             $569,122,959               $247,204,962


                See notes to statutory-basis financial statements
                                        2

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS



                                                                                    Year ended December 31

                                                                                   1999                 1998
     Revenues
         Premiums and annuity considerations                                $  59,560,346         $  72,586,568
         Deposit-type funds                                                   204,983,631            89,221,073
         Net investment income                                                 10,592,696             4,811,248
         Amortization of interest maintenance reserve                             (23,774)               (2,884)
         Commission and expense allowance on reinsurance ceded                     11,920                36,505
         Contract charges - Separate Accounts                                   2,975,960               938,114
         Other income                                                             624,366               175,491

                Total revenue                                                 278,725,145           167,766,115

     Benefits and expenses
         Increase in aggregate reserves                                        86,869,589            83,443,867
         Increase (decrease) in policy and contract claim
         reserves                                                                 (76,295)            1,190,191
         Policyholders' benefits                                               25,208,176             6,298,169
         Commissions                                                           17,014,820            12,860,357
         General insurance expenses                                             8,852,677             5,805,845
         Taxes, licenses and fees                                                 489,962               437,001
         Net transfers to Separate Accounts                                   144,083,078            62,546,680

                Total benefits and expenses                                   282,442,007           172,582,110

     Loss from operations before federal income taxes                          (3,716,862)           (4,815,995)

     Benefit for federal income taxes                                                    -                     -

     Loss from operations after federal income taxes before                    (3,716,862)           (4,815,995)
     net realized capital losses

     Net realized capital losses:
         Net realized capital losses before federal income                       (412,324)               (2,828)
         taxes and transfer to IMR
         Capital loss tax benefit                                                       -                     -
         Interest maintenance reserve transfer (net of tax)                       268,011                 1,838

                Net realized capital losses after transfer to IMR                (144,313)                 (990)

     Net loss                                                               $  (3,861,175)          $(4,816,985)



                                         See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS



                                                                                   Year ended December 31

                                                                                 1999                   1998
     Common stock
         Balance at beginning and end of year                               $   2,500,000         $   2,500,000


     Gross paid-in and contributed surplus
         Balance at beginning of year                                       $  24,550,000         $  17,550,000
         Surplus contribution by parent                                        10,000,000             7,000,000

                Balance at end of year                                      $  34,550,000         $  24,550,000


     Unassigned deficit
         Balance at beginning of year                                       $  (5,701,453)        $    (154,910)
         Net loss                                                              (3,861,175)           (4,816,985)
         Increase in non-admitted assets                                          (39,698)             (336,458)
         Increase in asset valuation reserve                                     (366,142)             (244,624)
         Adjustment for prior year taxes                                           33,885              (148,476)

                Balance at end of year                                      $  (9,934,583)        $  (5,701,453)


     Total capital and surplus                                              $  27,115,417         $  21,348,547


                                           See notes to statutory-basis financial statements


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS


                                                                                   Year ended December 31

                                                                                  1999                  1998
     Operations:
         Premiums and annuity considerations                                $  59,560,346         $  72,586,568
         Deposit-type funds                                                   204,983,631            89,221,073
         Net investment income                                                  9,706,002             3,673,508
         Net increase in policy loans                                          (1,754,181)           (1,011,494)
         Policyholder benefits paid                                           (25,232,406)           (6,298,169)
         Commissions, expenses and other taxes paid                           (26,183,048)          (18,779,248)
         Net transfers to Separate Accounts                                  (152,437,714)          (66,844,972)
         Contract charges - Separate Accounts                                   2,975,960               938,114
         Other cash provided (used)                                             5,414,876              (200,930)

                Net cash provided by operations                                77,033,466            73,284,450

     Investing activities:
         Sale, maturity or repayment of fixed maturities                       17,388,402             4,617,366
         Purchase of fixed maturities                                        (107,480,516)          (75,650,853)
         Cash (used) provided from receivable/payable
         for securities                                                        (2,005,397)            2,005,397

                Net cash used in investment activities                        (92,097,511)          (69,028,090)

     Financing activities:
         Surplus paid in                                                       10,000,000             7,000,000

                Net cash provided by financing activities                      10,000,000             7,000,000


     Net (decrease) increase in cash and short-term
     investments                                                               (5,064,045)           11,256,360

     Cash and short-term investments at beginning of year                      19,890,093             8,633,733

     Cash and short-term investments at end of year                         $  14,826,048         $  19,890,093



                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 1999 AND 1998

A.  GENERAL

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of American Annuity Group, Inc. ("AAG"), a publicly traded financial services holding company of which American Financial Group, Inc.("AFG") owned 83% as of December 31, 1999.

AILIC's products are variable and fixed annuities. The variable annuities are reported as deposit-type funds and are marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency, primarily in the western part of the United States. In 1999 and 1998, the individual fixed annuity products represented approximately 23% and 45%, respectively, of total production

B.  ACCOUNTING POLICIES

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance
Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

(a) annuity receipts and deposit-type funds are accounted for as revenues versus liabilities;
(b) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;
(c) reserves established for annuity reserves are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;
(d) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;
(e) investments in fixed maturity securities considered "available for sale" (as defined by GAAP)are generally recorded at amortized cost versus market;
(f) an Asset Valuation Reserve ("AVR")is provided which reclassifies a portion of surplus to liabilities; and
(g)  the cost of certain assets designated as "non-admitted assets"
     (principally advance commissions paid to agents)is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998

INVESTMENTS (continued)

Short-term  investments having original  maturities of three months or less when
purchased  are   considered  to  be  cash   equivalents   for  purposes  of  the
statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold. AILIC has an IMR asset which is non-admitted and charged against surplus.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and deposit-type funds are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder deposits are included in other income.

ANNUITY RESERVES Annuity reserves are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law.

The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities was approximately $193.5 million and $106.6 million at December 31, 1999 and 1998, respectively.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. AILIC remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

FEDERAL INCOME TAXES American Financial Corporation ("AFC") files consolidated federal income tax returns which include AILIC. The provision for income taxes has been computed as if AILIC had filed tax returns on a separate company basis. In accordance with terms of AAG's indentures, AAG receives AILIC's tax allocation payments and any amounts owed to AFC are paid by AAG.

BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by AAG. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of AAG for the benefit of the employees of AAG and its subsidiaries. Contributions are discretionary by the Board of Directors of AAG and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age 60.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998

C.   INVESTMENTS

     Fixed maturity investments at December 31 consisted of the following:

                                                                                                 1999
                                                                  Carrying            Market                Gross Unrealized
                                                                   Value              Value             Gains             Losses

     U.S. Government and government
         agencies and authorities                               $  23,638,025      $ 22,894,844      $  13,899      $    757,080
     Public utilities                                               7,860,872         7,467,832              -           393,040
     Mortgage-backed securities                                    84,039,756        78,987,840         22,523         5,074,439
     All other corporate                                           78,204,426        73,516,826        112,294         4,799,894

         Total fixed maturity investments                        $193,743,079      $182,867,342       $148,716       $11,024,453


                                                                                                    1998
                                                                   Carrying            Market                Gross Unrealized
                                                                    Value               Value            Gains              Losses
     U.S. Government and government
         agencies and authorities                               $  11,468,057     $  11,725,221      $   257,164    $          -
     Public Utilities                                               3,515,521         3,572,345           56,824               -
     Mortgage-backed securities                                    36,024,471        35,613,490          241,662         652,643
     All other corporate                                          53,072,623         54,540,870        1,485,224          16,977

         Total fixed maturity investments                        $104,080,672      $105,451,926       $2,040,874        $669,620


The table below sets forth the scheduled maturities of AILIC's fixed maturity investments as of December 31, 1999:

                                                                                                  Carrying              Market
                                                                                                   Value                Value

Bonds by maturity:
     Due within 1 year or less                                                              $    4,207,465         $   4,174,380
     Over 1 year through 5 years                                                                18,607,502            18,066,284
     Over 5 years through 10 years                                                              93,436,969            88,555,502
     Over 10 years through 20 years                                                             54,382,249            50,109,709
     Over 20 years                                                                              23,108,894            21,961,467

                Total bonds by maturity                                                       $193,743,079          $182,867,342

The expected  maturities in the foregoing  table may differ from the contractual
maturities   because  certain  borrowers  have  the  right  to  call  or  prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $17.4 million in 1999 and $4.6 million in 1998. Gross realized gains of $138,708 and $6,993 and gross realized losses of $551,032 and $9,821 were realized on those sales during 1999 and 1998, respectively.

U.S. Treasury Notes with a carrying value of $6.8 million at December 31, 1999 and 1998 were on deposit as required by the insurance departments of various states.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998

Net investment income consisted of the following:

                                                                                1999                   1998

     Bonds                                                                  $10,314,501            $4,421,263
     Short-term investments                                                     371,460               455,230
     Cash on hand and on deposit                                                  5,357                 1,965
     Policy loans                                                               116,190                32,876
     Miscellaneous                                                               16,137                 6,776

                Gross investment income                                      10,823,645             4,918,110

     Investment expenses                                                       (230,949)             (106,862)

                Net investment income                                       $10,592,696            $4,811,248

D.   FEDERAL INCOME TAXES

AILIC has no federal income taxes available for recoupement in the event of future losses. AILIC has approximately $2.9 million, $4.6 million and $2.0 million in loss carryforwards derived from years ended December 31, 1999, 1998 and 1997, respectively, to offset future year's taxable income. These loss carryforwards will expire in the year 2019, 2018 and 2012, respectively. Loss carryforwards derived prior to 1998 will expire in 15 years, and those derived in 1998 or after, per new IRS regulations, will expire in 20 years.

E.   RELATED PARTY TRANSACTIONS

On December 31, 1998, for all policies issued by AILIC on or after August 1, 1998, a co-insurance agreement was entered into with Great American Life Insurance Company ("GALIC") to reinsure all of AILIC's equity indexed annuity premiums, benefits and expenses with GALIC. As of December 31, 1999 and 1998, AILIC transferred $0.1 million and $0.4 million, respectively, of premiums to GALIC.

AILIC has an agreement with AAG, subject to the direction of the Finance Committee of AILIC, whereby AAG, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 1999 and 1998, AILIC paid $146,072 and $90,300 respectively, in management fees.

AILIC has an agreement with AAG Securities, Inc., a wholly-owned subsidiary of AAG, whereby AAG Securities is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays AAG Securities for acting as underwriter under a distribution agreement. In 1999 and 1998, AILIC paid $5.0 million and $2.1 million, respectively, in commissions to AAG Securities.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. In 1999 and 1998, AILIC paid $2.9 million and $2.4 million, respectively, for services to affiliates.

F.   DIVIDEND RESTRICTIONS

The amount of dividends which can be paid by AILIC without prior approval of regulatory authorities is subject to restrictions relating to capital and surplus and net income. The maximum amount of dividends payable in 2000 without prior approval is $0.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998


G.   ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS

At December 31, 1999, AILIC's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in millions):

                                                                                        Amount          Percent


       Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                                  $     -              - %
           At book value less current surrender charge of 5% or more                      158.7            29.7
           At market value                                                                339.5            63.7

                  Total with adjustment or at market value                                498.2            93.4

       Subject to discretionary withdrawal (without adjustment) at
                  book value with minimal or no charge or adjustment                       20.9             3.9
       Not subject to discretionary withdrawal                                             14.5             2.7

                  Total annuity reserves-before reinsurance                               533.6           100.0 %

       Less reinsurance ceded                                                              (0.5)

                  Net annuity reserves                                                   $533.1

       Reconciliation to policy benefit reserves for life policies and contracts:
           Annuity reserves                                                              $193.5
           Contingent deferred sales charges                                              (14.8)
           Separate Account Liabilities                                                   354.4
           Net life reserves                                                                   -
           Miscellaneous other reserves                                                        -

           Total policy benefit reserves for life policies and contracts                 $533.1


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998


H.   SEPARATE ACCOUNTS

The Company writes individual and group non-guaranteed variable annuities. Net transfers to (from) the Separate Accounts for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                                                             1999                      1998

     Transfers to Separate Accounts - deposit-type funds                                 $141,316,931              $64,500,892
     Transfers to Separate Accounts - withdrawals and other transfers, net                 11,120,629                2,344,080
     Transfers from Separate Accounts - contingent deferred sales charges                  (8,354,482)              (4,298,292)

                  Net transfers to Separate Accounts                                     $144,083,078              $62,546,680


All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value.  Investments in the
Separate Accounts at December 31 consisted of the following:

                                                                                              1999
                                                                                  Market                  Gross Unrealized
                                                                 Cost             Value               Gains            Losses

     Separate Account A                                      $115,472,858        $164,932,414      $49,962,607     $   503,051
     Separate Account B                                       149,238,107         189,438,679       40,703,435         502,863

         Total Separate Accounts                             $264,710,965        $354,371,093      $90,666,042      $1,005,914


                                                                                              1998
                                                                                   Market                Gross Unrealized
                                                                 Cost              Value
Gains              Losses

     Separate Account A                                     $  64,754,695       $  76,633,840      $12,249,838     $   370,693
     Separate Account B                                        39,705,022          43,415,367        3,876,131         165,786

         Total Separate Accounts                             $104,459,717        $120,049,207      $16,125,969     $   536,479


PART C - 333-19725
Other Information


Item 24.  Financial Statements and Exhibits

(a)   Financial Statements

      All required financial statements are included in Parts A or B of this Registration Statement.

(b)   Exhibits

      (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Compan(R) authorizing establishment of
              Annuity Investors(R) Variable Account B.1/

      (2)     Not Applicable.

      (3)     (a)     Distribution Agreement between Annuity Investors Life
                      Insurance Company(R) and AAG Securities, Inc.2/

              (b) Form of Selling Agreement between Annuity Investors Life Insurance Company(R), AAG Securities, Inc. and another Broker-Dealer.1/

              (c) Revised form of Selling Agreement between Annuity Investors Life Insurance Company(R), AAG Securities, Inc. and another Broker-Dealer.

      (4)     Individual and Group Contract Forms and Endorsements.

              (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract.2/

              (b) Form of Non-Qualified Individual Flexible Deferred Variable Annuity Contract.2/

              (c)    Form of Loan Endorsement to Individual Contract.2/

              (d) Form of Tax Sheltered Annuity Endorsement to Individual Contract.2/

              (e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract.2/

              (f)    Form of Employer Plan Endorsement to Individual
                     Contract.2/

              (g) Form of Individual Retirement Annuity Endorsement to Individual Contract.2/

              (h) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

             (i)     Form of Long-Term Care Waiver Rider to Individual
                     Contract.2/

              (j)    Form of SIMPLE IRA Endorsement to Individual Contract.2/

              (k) Form of Group Flexible Premium Deferred Variable Annuity Contract.2/

              (l) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract.2/

              (m)    Form of Loan Endorsement to Group Contract.2/

              (n) Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

              (o)    Form of Tax Sheltered Annuity Endorsement to Group
                     Contract.2/

              (p) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.2/

              (q) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.2/

              (r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.2/

              (s)    Form of Employer Plan Endorsement to Group Contract.2/

              (t) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.2/

              (u)    Form of Deferred Compensation Endorsement to Group
                     Contract.2/

              (v) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

              (w) Form of Texas Optional Retirement Program Endorsement to Group Contract.2/

              (x) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

              (y)    Form of Long-Term Care Waiver Rider to Group Contract.2/

              (z) Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract.2/

              (aa) Revised form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

              (bb) Revised form of SIMPLE IRA Endorsement to Qualified Individual Contract.3/

              (cc) Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

              (dd)   Revised form of Employer Plan Endorsement to Group
                     Contract. 3/

              (ee) Revised form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

              (ff) Revised form of Employer Plan Endorsement to Qualified Individual Contract. 3/

              (gg) Revised form of Tax Sheltered Annuity Endorsement to Group Contract.3/

              (hh) Revised form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

              (ii) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

              (jj) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

              (kk) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

              (ll) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

              (mm) Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

              (nn) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

              (oo) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

              (pp)   Form of Successor Owner Endorsement to Group Contract. 6/

              (qq) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 6/

              (rr) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

              (ss) Revised form of Successor Owner Endorsement to Group Contract . 7/

              (tt) Revised form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 7/

              (uu) Revised form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 7/

              (vv) Form of Individual Retirement Annuity Endorsement to Group Contract. 7/

              (ww) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

              (xx) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/

              (yy) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract 7/

              (zz) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/

             (aaa) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

             (bbb) Form of Unisex Endorsement to Nonqualified Individual Contract. 7/

             (ccc) Form of Income Benefit Rider to Non-Qualified Individual Contract8 .

             (ddd)   Form of Income Benefit Rider to Qualified Individual
                     Contract8

             (eee)   Form of Income Benefit Rider to Group Contract 8 .

             (fff) Form of Income Benefit Rider to Certificate of Participation under a Group Contract 8

      (5)     (a)    Form of Application for Individual Flexible Premium
                     Deferred Annuity Contract and Certificate of
                     Participation under a Group Contract.2/

              (b) Form of Application for Group Flexible Premium Deferred Annuity Contract.2/

             (c) Revised form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

              (d) Revised form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

      (6)     (a)    Articles of Incorporation of Annuity Investors Life
                     Insurance Company(R).1/

                     (i) Amendment to Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                     (ii) Amendment to Articles of Incorporation, adopted August 9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

               (b) Code of Regulations of Annuity Investors Life Insurance Company.(R)1/

      (7)            Not Applicable.

      (8)     (a)    Participation Agreement between Annuity Investors Life
                     Insurance Company(R) and Dreyfus Variable Investment
                     Fund.2/

                     (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company (R) and Dreyfus Variable Investment Fund.2/

              (b) Participation Agreement between Annuity Investors Life Insurance Company(R) and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                     (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company(R) and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

              (c) Participation Agreement between Annuity Investors Life Insurance Company(R) and The Dreyfus Socially Responsible Growth Fund, Inc.2/

                     (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company(R) and The Dreyfus Socially Responsible Growth Fund, Inc.2/

              (d) Participation Agreement between Annuity Investors Life Insurance Company(R) and Janus Aspen Series.2/

              (e) Participation Agreement between Annuity Investors Life Insurance Company(R) and Strong Variable Insurance Funds, Inc. and Strong Special Fund II, Inc.2/

              (f) Participation Agreement between Annuity Investors Life Insurance Company(R) and INVESCO Variable Investment Funds, Inc.2/

              (g) Participation Agreement between Annuity Investors Life Insurance Company(R) and Morgan Stanley Universal Funds, Inc.2/

              (h) Participation Agreement between Annuity Investors Life Insurance Company(R) and PBHG Insurance Series Fund, Inc.2/

              (i) Service Agreement between Annuity Investors Life Insurance Company(R)and American Annuity GroupSM, Inc.1/

              (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

              (k) Investment Service Agreement between Annuity Investors Life Insurance Company(R) and American Annuity GroupSM, Inc. 1/

              (l) Service Agreement between Annuity Investors Life Insurance Company(R) and Strong Capital Management, Inc.2/

              (m) Service Agreement between Annuity Investors Life Insurance Company(R) and Pilgrim Baxter & Associates, Ltd.2/

              (n) Service Agreement between Annuity Investors Life Insurance Company(R)and Morgan Stanley Asset Management, Inc. 2/

              (o) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company(R).2/

              (p) Service Agreement between Annuity Investors Life Insurance Company(R) and Janus Capital Corporation.2/

              (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.4/

              (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. 4/

              (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 4/

              (t) Participation Agreement between BT Insurance Funds Trust and Annuity Investors Life Insurance Company. 8/

              (u) Service Agreement between Bankers Trust Company and Annuity Investors Life Insurance Compan. 8

      (9)     Opinion and Consent of Counsel.1/

      (10)    Consent of Independent Auditors (filed herewith).

      (11)     No financial statements are omitted from Item 23.

      (12)     Not Applicable.

      (13)     Schedule for Computation of Performance Quotations. 4/

      (14)     Not Applicable

      (15)     Powers of Attorney (filed herewith).
________________________

1/       Filed with Form N-4 on December 23, 1996.
2/       Filed with Pre-Effective Amendment No. 1 on June 3, 1997.
3/       Filed with Post-Effective Amendment No. 1 on February 27, 1998.
4/       Filed with Post-Effective Amendment No. 2 on April 29, 1998.
5/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC
         File No. 333-51955 on July 6, 1998.
6/       Filed with Post-Effective Amendment No. 3 on November 17, 1998.
7/       Filed with Post-Effective Amendment No. 4 on February 1, 1999.
8/       Filed with Post-Effective Amendment No. 5 on February 26, 1999.

Item 25. Directors and Officers of the Depositor


                             Principal      Positions and Offices
         Name             Business Address    With the Company
Charles R. Scheper              (1)         President, Chief Executive
                                            Officer and
                                            Director
Stephen Craig Lindner           (1)         Director
William Jack Maney, II          (1)         Assistant Treasurer and
                                            Director
Robert Allen Adams              (1)         Chairman of the Board of Directors
Mark Francis Muething           (1)         Executive Vice President, Secretary,
                                            General Counsel and Director
David B. Rich                   (1)         Chief Operating Officer, Director
Thomas Kevin Liguzinski         (1)         Senior Vice President
Charles Kent McManus            (1)         Senior Vice President
Michael Joseph O'Connor         (1)         Senior Vice President
John P. Gruber                  (1)         Vice President
Betty Marie Kasprowicz          (1)         Vice President and Assistant
                                            Secretary
Wendy L. Wilson                 (1)         Vice President, and Treasurer
Thomas E. Mischell              (1)         Assistant Treasurer




(1)      P.O. Box 5423, Cincinnati, Ohio  45201-5423.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Annuity Investors Life Insurance Company(R) is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of American Annuity Group,SM Inc. The Registrant, Annuity Investors(R) Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Compan (R).

The following chart shows the affiliations among Annuity Investors Life Insurance Company(R) and its parent and its affiliated entities.


AMERICAN FINANCIAL GROUP, INC.                                                            % OF STOCK
                                                                                           OWNED (1)
|                                                     STATE OF           DATE OF          BY IMMEDIATE   NATURE OF
|                                                     DOMICILE           INCORPORATION    PARENT COMPANY BUSINESS
|                                                     --------           -------------    -------------- ---------
|
|_AFC Holding Company                                 Ohio               12/09/1994            100       Holding Company
  |_AHH Holdings, Inc.                                Florida            12/27/1995             49       Holding Company
    |_Columbia Financial Company                      Florida            10/26/1993            100       Real Estate Holding Company
    |_American Heritage Holding Corporation           Delaware           11/02/1994            100       Home Builder
      |_Heritage Homes Realty, Inc.                   Florida            07/20/1993            100       Home Sales
      |_Southeast Title, Inc.                         Florida            05/16/1995            100       Title Company
      |_Columbia Financial Company                    Florida            10/26/1993            100       Real Estate Holding Company
    |_Heritage Home Finance Corporation               Florida            02/10/1994            100       Finance Company
  |_American Financial Capital Trust I                Delaware           09/14/1996            100       Statutory Business Trust
  |_American Financial Corporation                    Ohio               11/15/1955            100       Holding Company
    |_AFC Coal Properties, Inc.                       Ohio               12/18/1996            100       Real Estate Holding Company
    |_American Financial Corporation                  Ohio               08/27/1963            100       Inactive
    |_American Money Management Corporation           Ohio               03/01/1973            100       Investment Management
    |_American Money Management International, N.V    Netherland -       05/10/1985            100       Securities Management
                                                        Antilles
    |_American Premier Underwriters, Inc.             Pennsylvania       00/00/1846            100(2)    Diversified
      |_The Ann Arbor Railroad Company                Michigan           09/21/1895             99       Inactive
      |_The Associates of the Jersey Company          New Jersey         11/10/1804            100       Inactive
      |_Cal Coal, Inc.                                Illinois           05/30/1979            100       Inactive
      |_GAI (Bermuda) Ltd.                            Bermuda            04/06/1998            100       Holding Company
        |_GAI Insurance Company, Ltd.                 Bermuda            09/18/1989            100       Reinsurance Company
      |_The Indianapolis Union Railway Company        Indiana            11/19/1872            100       Inactive
      |_Lehigh Valley Railroad Company                Pennsylvania       04/21/1846            100       Inactive
      |_The New York and Harlem Railroad Company      New York           04/25/1831             97       Inactive
      |_The Owasco River Railway, Inc.                New York           06/02/1881            100       Inactive
      |_PCC Real Estate, Inc.                         New York           12/15/1986            100       Holding Company
        |_PCC Chicago Realty Corp.                    New York           12/23/1986            100       Real Estate Developer
        |_PCC Gun Hill Realty Corp.                   New York           12/18/1985            100       Real Estate Developer
        |_PCC Michigan Realty, Inc.                   Michigan           11/09/1987            100       Real Estate Developer
        |_PCC Scarsdale Realty Corp.                  New York           06/01/1986            100       Real Estate Developer
          |_Scarsdale Depot Associates, L.P.          Delaware           05/05/1989             80       Real Estate Developer
      |_Penn Central Energy Management Company        Delaware           05/11/1987            100       Energy Operations Manager
      |_Pennsylvania Company                          Delaware           12/05/1958            100       Holding Company
        |_Atlanta Casualty Company                    Ohio               06/13/1972            100(2)    Property/Casualty Insurance
          |_American Premier Insurance Company        Indiana            11/30/1989            100       Property/Casualty Insurance
          |_Atlanta Reserve Insurance Company         Ohio               12/07/1998            100       Property/Casualty Insurance
          |_Atlanta Specialty Insurance Company       Ohio               02/06/1974            100       Property/Casualty Insurance
          |_Atlanta Casualty Group, Inc.              Georgia            04/01/1977            100       Insurance Agency
            |_Atlanta Casualty General Agency, Inc.   Texas              03/15/1961            100       Managing General Agency
            |_Atlanta Insurance Brokers, Inc.         Georgia            02/06/1971            100       Insurance Agency
            |_Treaty House, Ltd. (d/b/a Mr. Budget)   Nevada             11/02/1971            100       Insurance Premium Finance
          |_Penn Central U.K. Limited                 United Kingdom     10/28/1992            100       Insurance Holding Company
            |_Insurance (GB) Limited                  United Kingdom     05/13/1992            100       Property/Casualty Insurance

|_AFC Holding Company                                                                  % OF STOCK
  |_American Financial Corporation                                                      OWNED (1)
    |_American Premier Underwriters, Inc.              STATE OF      DATE OF         BY IMMEDIATE   NATURE OF
      |_Pennsylvania Company                           DOMICILE      INCORPORATION   PARENT COMPANY BUSINESS
                                                       --------      -------------   -------------- ---------
        |_Delbay Corporation                           Delaware      12/27/1962         100         Inactive
        |_Great Southwest Corporation                  Delaware      10/25/1978         100         Real Estate Developer
          |_World Houston, Inc.                        Delaware      05/30/1974         100         Real Estate Developer
        |_Hangar Acquisition Corp.                     Ohio          10/06/1995         100         Aircraft Investment
        |_Infinity Insurance Company                   Indiana       07/09/1955         100         Property/Casualty Insurance
          |_Infinity Agency of Texas, Inc.             Texas         07/15/1992         100         Managing General Agency
          |_The Infinity Group, Inc.                   Indiana       07/22/1992         100         Services Provider
          |_Infinity National Insurance Company        Indiana       08/05/1992         100         Property/Casualty Insurance
          |_Infinity Select Insurance Company          Indiana       06/11/1991         100         Property/Casualty Insurance
        |_Leader Insurance Company                     Ohio          03/20/1963         100         Property/Casualty Insurance
          |_American Commonwealth Development
            Company                                    Texas         07/23/1963         100         Real Estate Development
            |_ACDC Holdings Corporation                Texas         05/04/1981         100         Real Estate Development
          |_Budget Insurance Premiums, Inc.            Ohio          02/14/1964         100         Premium Finance Company
          |_Leader Group, Inc.                         Ohio          12/12/1997         100         Services Provider
          |_Leader Managing General Agency, Inc.       Texas         05/19/1989         100         Managing General Agency
          |_Leader National Agency, Inc.               Ohio          04/05/1963         100         Brokering Agent
          |_Leader National Agency of Texas, Inc.      Texas         01/25/1994         100         Managing General Agency
          |_Leader Preferred Insurance Company         Ohio          11/07/1994         100         Property/Casualty Insurance
          |_Leader Specialty Insurance Company         Indiana       03/10/1994         100         Property/Casualty Insurance
          |_TICO Insurance Company                     Ohio          06/03/1980         100         Property/Casualty Insurance
        |_PCC Technical Industries, Inc.               California    03/07/1955         100         Holding Company
          |_ESC, Inc.                                  California    11/02/1962         100         Connector Accessories
          |_Marathon Manufacturing Companies, Inc.     Delaware      11/18/1983         100         Holding Company
            |_Marathon Manufacturing Company           Delaware      12/07/1979         100         Inactive
          |_PCC Maryland Realty Corp.                  Maryland      08/18/1993         100         Real Estate Holding Company
          |_Penn Camarillo Realty Corp.                California    11/24/1992         100         Real Estate Holding Company
        |_Penn Towers, Inc.                            Pennsylvania  08/01/1958         100         Inactive
        |_Republic Indemnity Company of America        California    12/05/1972         100         Workers' Compensation Insurance
          |_Republic Indemnity Company of California   California    10/13/1982         100         Workers' Compensation Insurance
          |_Republic Indemnity Medical
            Management, Inc.                           California    03/25/1996         100         Medical Bill Review
        |_Risico Management Corporation                Delaware      01/10/1989         100         Risk Management
        |_Windsor Insurance Company                    Indiana       11/05/1987         100(2)      Property/Casualty Insurance
          |_American Deposit Insurance Company         Oklahoma      12/28/1966         100         Property/Casualty Insurance
            |_Granite Finance Co., Inc.                Texas         11/09/1965         100         Premium Financing
          |_Coventry Insurance Company                 Ohio          09/05/1989         100         Property/Casualty Insurance
          |_El Aguila Compania de
            Seguros, S.A. de C.V.                      Mexico        11/24/1994         100(2)      Property/Casualty Insurance
            |_Financiadora De Primas
               Condor S.A. de C.V.                     Mexico        03/06/1998          99         Premium Finance Company
          |_Moore Group Inc.                           Georgia       12/19/1962         100         Insurance Holding Company/Agency
            |_Casualty Underwriters, Inc.              Georgia       10/01/1954          51         Insurance Agency
            |_Dudley L. Moore Insurance, Inc.          Louisiana     03/30/1978      beneficial     Insurance Agency
                                                                                     interest
            |_Hallmark General Insurance
              Agency, Inc.                             Oklahoma      06/16/1972      beneficial     Insurance Agency
                                                                                     interest
            |_Windsor Group, Inc.                      Georgia       05/23/1991         100         Insurance Holding Company
          |_Regal Insurance Company                    Indiana       11/05/1987         100         Property/Casualty Insurance
          |_Texas Windsor Group, Inc.                  Texas         06/23/1988         100         Insurance Agency


AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company                                                                    % OF STOCK
  |_American Financial Corporation                                                        OWNED (1)
    |_American Premier Underwriters, Inc.              STATE OF         DATE OF         BY IMMEDIATE     NATURE OF
      |                                                DOMICILE         INCORPORATION   PARENT COMPANY   BUSINESS
      |                                                --------         -------------   --------------   ---------
      |_Pennsylvania-Reading Seashore Lines            New Jersey       06/14/1901           66.67       Inactive
      |_Pittsburgh and Cross Creek Railroad Company    Pennsylvania     08/14/1970           83          Inactive
      |_PLLS, Ltd.                                     Washington       05/14/1990          100          Insurance Agency
      |_Premier Lease & Loan Services Insurance
          Agency, Inc.                                 Washington       12/27/1983          100          Insurance Agency
      |_Premier Lease & Loan Services B.V.             The Netherlands  08/24/1999          100          Insurance Agency
      |_Premier Lease & Loan Services of Canada, Inc.  Washington       02/28/1991          100          Insurance Agency
      |_Terminal Realty Penn Co.                       District of
                                                       Columbia         09/23/1968          100          Inactive
      |_United Railroad Corp.                          Delaware         11/25/1981          100          Inactive
        |_Detroit Manufacturers Railroad Company       Michigan         01/30/1902           82          Inactive
      |_Waynesburg Southern Railroad Company           Pennsylvania     09/01/1966          100          Inactive
    |_Chiquita Brands International, Inc.
          (and subsidiaries)                           New Jersey       03/30/1999           36.48(2)    Production/Processing/
    |                                                                                                      Distribution of Food
                                                                                                             Products
    |_Dixie Terminal Corporation                       Ohio             04/23/1970          100          Commercial Leasing
    |_Fairmont Holdings, Inc.                          Ohio             12/15/1983          100          Holding Company
    |_FWC Corporation                                  Ohio             03/16/1983          100          Financial Services
    |_Great American Insurance Company                 Ohio             03/07/1872          100          Property/Casualty Insurance
      |_Agricultural Excess and Surplus
          Insurance Company                            Delaware         02/28/1979          100          Excess & Surplus Lines
                                                                                                           Insurance
      |_Agricultural Insurance Company                 Ohio             03/23/1905          100          Property/Casualty Insurance
      |_American Alliance Insurance Company            Ohio             09/11/1945          100          Property/Casualty Insurance
      |_American Annuity Group, Inc.                   Delaware         05/15/1987           82.73(2)    Holding Company
        |_AAG Holding Company, Inc.                    Ohio             09/11/1996          100          Holding Company
          |_American Annuity Group Capital Trust I     Delaware         09/13/1996          100          Financing Vehicle
          |_American Annuity Group Capital Trust II    Delaware         03/11/1997          100          Financing Vehicle
          |_American Annuity Group Capital Trust III   Delaware         05/27/1997          100          Financing Vehicle
          |_Great American Life Insurance Company      Ohio             12/15/1959          100          Life Insurance Company
            |_American Retirement Life Insurance
                 Company                               Ohio             05/12/1978          100          Life Insurance Company
            |_Annuity Investors Life Insurance
                 Company                               Ohio             11/31/1981          100          Life Insurance Company
            |_CHATBAR, Inc.                            Massachusetts    11/02/1993          100          Hotel Operator
            |_Driskill Holdings, Inc.                  Texas            06/07/1995        beneficial     Hotel Management
                                                                                          interest
            |_GALIC Brothers, Inc.                     Ohio             11/12/1993           80          Real Estate Management
            |_Great American Life Assurance Company    Ohio             08/10/1967          100          Life Insurance Company
            |_Great American Life Children's           Ohio             08/06/1998        beneficial     Charitable Foundation
              Foundation                                                                  interest
            |_Great American Life Insurance Company
                 of New York                           New York         12/23/1963          100          Life Insurance Company
            |_Loyal American Life Insurance Company    Ohio             05/18/1955          100          Life Insurance Company
              |_ADL Financial Services, Inc.           North Carolina   09/10/1970          100          Marketing Services
              |_Purity Financial Corporation           Florida          12/21/1991          100          Marketing Services
            |_Skipjack Marina Corporation              Maryland         06/24/1999          100          Marine Operator
            |_United Teachers Associates Limited
                 Partnership                           Texas            12-17/1998           99.9(2)     Holding Company
               |_United Teachers Associates Insurance
                   Company                             Texas            12/15/1958          100          Life Insurance Company
        |_AAG Insurance Agency, Inc.                   Kentucky         12/06/1994          100          Life Insurance Agency
          |_AAG Insurance Agency of                    Massachusetts    05/25/1995          100          Insurance Agency
            Massachusetts, Inc.
        |_AAG Securities, Inc.                         Ohio             12/10/1993          100          Broker-Dealer
        |_American Data Source India Private Limited   India            09/03/1997           99          Software Development
        |_American Memorial Marketing Services, Inc.   Washington       06/19/1980          100          Inactive

 AMERICAN FINANCIAL GROUP, INC.
 |_AFC Holding Company
   |_American Financial Corporation                                                       % OF STOCK
     |_Great American Insurance Company                                                    OWNED (1)
        |_American Annuity Group, Inc.                  STATE OF         DATE OF         BY IMMEDIATE    NATURE OF
                                                        DOMICILE         INCORPORATION   PARENT COMPANY  BUSINESS
          |                                             --------         -------------   --------------  ---------
          |_Consolidated Financial Corporation          Michigan         09/10/1985           100        Financial Planning
          |_CSW Management Services, Inc.               Texas            06/27/1985           100        Inactive
          |_GALIC Disbursing Company                    Ohio             05/31/1994           100        Payroll Servicer
          |_Great American Life Assurance Company       Puerto Rico      07/01/1964            99        Life Insurance Company
                  of Puerto Rico, Inc.
          |_Keyes-Graham Insurance Agency, Inc.         Massachusetts    12/23/1987           100        Insurance Agency
          |_Laurentian Credit Services Corporation      Delaware         10/07/1994           100        Inactive
          |_Laurentian Marketing Services, Inc.         Delaware         12/23/1987           100        Inactive
          |_Laurentian Securities Corporation           Delaware         01/30/1990           100        Inactive
          |_Lifestyle Financial Investments, Inc.       Ohio             12/29/1993           100        Marketing Services
            |_Lifestyle Financial Investments Agency    Ohio             03/07/1994        beneficial    Life Insurance Agency
              of Ohio,Inc.                                                                 interest
            |_Lifestyle Financial Investments of        Indiana          02/24/1994           100        Life Insurance Agency
              Indiana, Inc.
            |_Lifestyle Financial Investments of        Kentucky         10/03/1994           100        Insurance Agency
              Kentucky, Inc.
            |_Lifestyle Financial Investments of        Minnesota        06/10/1985           100        Insurance Agency
              the Northwest, Inc.
            |_Lifestyle Financial Investments of        North Carolina   07/13/1994           100        Insurance Agency
              the Southeast, Inc.
          |_Loyal Marketing Services, Inc.              Alabama          07/20/1990           100        Marketing Services
          |_Money-Plan International, Inc               Florida          12/31/1979           100        Insurance Agency
          |_New Energy Corporation                      Indiana          01/08/1997            49        Holding Company
          |_Retirement Resource Group, Inc.             Indiana          02/07/1995           100        Insurance Agency
            |_AAG Insurance Agency of Texas, Inc.       Texas            06/02/1995           100        Life Insurance Agency
            |_RRG of Alabama, Inc.                      Alabama          09/22/1995           100        Life Insurance Agency
            |_RRG of Mexico, Inc.                       New Mexico       06/24/1999           100        Insurance Agency
            |_RRG of Ohio, Inc.                         Ohio             02/20/1996        beneficial    Insurance Agency
                                                                                           interest
          |_SPELCO (UK) Ltd.                            United Kingdom   00/00/0000            99        Inactive
          |_SWTC, Inc.                                  Delaware         00/00/0000           100        Inactive
          |_SWTC Hong Kong Ltd.                         Hong Kong        00/00/0000           100        Inactive
          |_Technomil Ltd.                              Delaware         00/00/0000           100        Inactive
          |_UTA Management Company (TX)                 Texas            11/24/1993           100        Management Company
             |_UTA Management Company (DE)              Delaware         01/19/1999           100        Holding Company
                |_UTA Ltd.                              Texas            01/18/1999           100(2)     Real Estate Holding
                                                                                                           Company
      |_American Custom Insurance Services, Inc.        Illinois         07/08/1992           100        Underwriting Office
      |_American Custom Insurance Services, Inc.        Ohio             07/27/1983           100        Management Holding Company
        |_American Custom Insurance Services            California       05/18/1992           100        Insurance Agency &
            California, Inc.                                                                               Brokerage
        |_Eden Park Insurance Brokers, Inc.             California       02/13/1990           100        Wholesale Brokerage for
                                                                                                           Surplus Lines
        |_Professional Risk Brokers, Inc.               Illinois         03/01/1990           100        Insurance Agency
        |_Professional Risk Brokers Insurance, Inc.     Massachusetts    04/19/1994           100        Surplus Lines Brokerage
        |_Professional Risk Brokers of                  Connecticut      07/09/1992           100        Insurance Agency &
          Connecticut, Inc.                                                                               Brokerage
        |_Professional Risk Brokers of Ohio, Inc.       Ohio             12/17/1986           100        Insurance Agency and
                                                                                                           Brokerage
        |_Smith, Evans and Schmitt, Inc.                California       08/05/1988           100        Insurance Agency
           |_Neptune Data Systems, Inc.                 California       08/09/1996           100        Computer Services
|_American Custom Insurance Services Illinois, Inc.     Illinois         07/08/1992           100        Underwriting Office
|_American Dynasty Surplus Lines Insurance Company      Delaware         01/12/1982           100        Excess & Surplus Lines
                                                                                                           Insurance
|_American Empire Surplus Lines Insurance Company       Delaware         07/15/1977           100        Excess & Surplus Lines
                                                                                                           Insurance
        |_American Empire Insurance Company             Ohio             11/26/1979           100        Property/Casualty Insurance
          |_American Signature Underwriters, Inc.       Ohio             04/08/1996           100        Insurance Agency


AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation                                                       % OF STOCK
      |_Great American Insurance Company                                                  OWNED (1)
        |                                               STATE OF        DATE OF         BY IMMEDIATE    NATURE OF
                                                        DOMICILE        INCORPORATION   PARENT COMPANY  BUSINESS
                                                        --------        -------------   --------------  ---------
          |_Specialty Underwriters, Inc.                Texas           05/19/1976           100        Insurance Agency
        |_Fidelity Excess and Surplus Insurance
          Company                                       Ohio            06/30/1987           100        Property/Casualty Insurance
        |_American Financial Enterprises, Inc.          Connecticut     00/00/1871           100(2)     Closed End Investment
                                                                                                          Company
        |_American Insurance Agency, Inc.               Kentucky        07/27/1967           100        Insurance Agency
        |_American National Fire Insurance Company      New York        08/22/1947           100        Property/Casualty Insurance
        |_American Special Risk, Inc.                   Illinois        12/29/1981           100        Insurance Broker/Managing
                                                                                                          General Agency
        |_American Spirit Insurance Company             Indiana         04/05/1988           100        Property/Casualty Insurance
        |_Aviation Specialty Managers, Inc.             Texas           09/07/1965           100        Texas Managing General
                                                                                                          Agency
        |_Aviation Specialty Services, Inc.             Texas           04/06/1995           100(2)     Texas Local Recording Agency
        |_Brothers Property Corporation                 Ohio            09/08/1987            80        Real Estate Investment
          |_Brothers Cincinnatian Corporation           Ohio            01/25/1994           100        Hotel Manager
          |_Brothers Landing Corporation                Louisiana       02/24/1994           100        Real Estate Holding
                                                                                                          Corporation
          |_Brothers Pennsylvanian Corporation          Pennsylvania    12/23/1994           100        Real Estate Holding
                                                                                                          Corporation
          |_Brothers Port Richey Corporation            Florida         12/06/1993           100        Apartment Manager
          |_Brothers Property Management Corporation    Ohio            09/25/1987           100        Real Estate Management
          |_Brothers Railyard Corporation               Texas           12/14/1993           100        Apartment Manager
        |_Contemporary American Insurance Company       Illinois        04/16/1996           100        Property/Casualty Insurance
        |_Crop Managers Insurance Agency, Inc.          Kansas          08/09/1989           100        Insurance Agency
        |_Dempsey & Siders Agency, Inc.                 Ohio            05/09/1956           100        Insurance Agency
        |_Eagle American Insurance Company              Ohio            07/01/1987           100        Property/Casualty Insurance
        |_Eden Park Insurance Company                   Indiana         01/08/1990           100        Special Risk Surplus Lines
        |_FCIA Management Company, Inc.                 New York        09/17/1991            79        Servicing Agent
        |_The Gains Group, Inc.                         Ohio            01/26/1982           100        Marketing of Advertising
        |_Global Premier Finance Company                Ohio            08/25/1998           100        Premium Finance Company
        |_Great American Insurance Agency, Inc.         Ohio            04/20/1999           100        Insurance Agency
        |_Great American Lloyd's, Inc.                  Texas           08/02/1983           100        Attorney-in-Fact - Texas
                                                                                                          Lloyd's Company
        |_Great American Lloyd's Insurance Company      Texas           10/09/1979        beneficial    Lloyd's Plan Insurer
                                                                                          interest
        |_Great American Management Services, Inc.      Ohio            12/05/1974           100        Data Processing and
                                                                                                          Equipment Leasing
          |_American Payroll Services, Inc.             Ohio            02/20/1987           100        Payroll Services
        |_Great American Re Inc.                        Delaware        05/14/1971           100        Reinsurance Intermediary
        |_Great American Risk Management, Inc.          Ohio            04/21/1980           100        Insurance Risk Management
        |_Great Texas County Mutual Insurance Company   Texas           04/29/1954        beneficial    Property/Casualty Insurance
                                                                                          interest
        |_Grizzly Golf Center, Inc.                     Ohio            11/08/1993           100        Operate Golf Courses
        |_Homestead Snacks Inc.                         California      03/02/1979           100(2)     Meat Snack Distribution
          |_Giant Snacks, Inc.                          Delaware        07/06/1989           100        Meat Snack Distribution
        |_Key Largo Group, Inc.                         Florida         07/28/1981           100        Land Developer & Resort
                                                                                                          Operator
          |_Key Largo Group Utility Company             Florida         11/26/1984           100        Water & Sewer Utility
        |_Mid-Continent Casualty Company                Oklahoma        02/26/1947           100        Property/Casualty Insurance
          |_Mid-Continent Insurance Company             Oklahoma        08/13/1992           100        Property/Casualty Insurance
          |_Oklahoma Surety Company                     Oklahoma        08/05/1968           100        Property/Casualty Insurance
        |_National Interstate Corporation               Ohio            01/26/1989            52.15     Holding Company
          |_Hudson Indemnity, Ltd.                      Cayman Islands  06/12/1996           100        Property/Casualty Insurance


AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company                                                                    % OF STOCK
   |_American Financial Corporation                                                       OWNED (1)
     |_Great American Insurance Company                 STATE OF        DATE OF         BY IMMEDIATE    NATURE OF
                                                        DOMICILE        INCORPORATION   PARENT COMPANY  BUSINESS
                                                        --------        -------------   --------------  ---------
       |_National Interstate Corporation
       |-
         |_American Highways Insurance Agency, Inc.     California      05/05/1994          100       Insurance Agency
         |_American Highways Insurance Agency, Inc.     Ohio            06/29/1999          100       Insurance Agency
         |_Explorer Insurance Agency, Inc.              Ohio            07/17/1997       beneficial   Insurance Agency
                                                                                         interest
         |_National Interstate Insurance Agency
            of Texas, Inc.                              Texas           06/07/1989       beneficial   Insurance Agency
                                                                                         interest
         |_National Interstate Insurance Agency, Inc.   Ohio            02/13/1989          100       Insurance Agency
         |_National Interstate Insurance Company        Ohio            02/10/1989          100       Property/Casualty Insurance
         |_Safety, Claims & Litigation Services, Inc.   Pennsylvania    06/23/1995          100       Claims Third Party
                                                                                                        Administrator
         |_Sims Insurance Services, Inc.                Hawaii          03/17/1999          100       Insurance Agency
       |_OBGC Corporation                               Florida         11/23/1977            80      Real Estate Development
       |_Pointe Apartments, Inc.                        Minnesota       06/24/1993          100       Real Estate Holding
                                                                                                        Corporation
       |_Premier Dealer Services, Inc.                  Illinois        06/24/1998          100       Third Party Administrator
       |_Seven Hills Insurance Agency, Inc.             Ohio            12/22/1997          100       Insurance Agency
       |_Seven Hills Insurance Company                  New York        06/30/1932          100       Property/Casualty Reinsurance
       |_Seven Seas Insurance Agency                    Ohio            09/10/1998                    Life Insurance Agency
       |_Stonewall Insurance Company                    Alabama         02/00/1866          100       Property/Casualty Insurance
       |_Stone Mountain Professional Liability
         Agency, Inc.                                   Georgia         08/07/1995          100       Insurance Agency
       |_Tamarack American, Inc.                        Delaware        06/10/1986          100       Management Holding Company
       |_Timberglen Limited                             United Kingdom  10/28/1992          100       Investments
       |_Transport Insurance Company                    Ohio            05/25/1976          100       Property/Casualty Insurance
         |_Instech Corporation                          Texas           09/02/1975          100       Claim & Claim Adjustment
         |_Transport Insurance Agency, Inc.             Texas           08/21/1989       beneficial   Insurance Agency
                                                                                         interest       Services
         |_Transport Underwriters Association           California      05/11/1945          100       Holding Company/Agency
       |_Worldwide Insurance Company                    Missouri        10/01/1991          100       Property/Casualty Insurance
         |_Worldwide Direct Auto Insurance Company      Kentucky        11/13/1961          100       Property/Casualty Insurance
           |_Worldwide Casualty Insurance Company       Kentucky        02/17/1981          100       Property/Casualty Insurance
     |_One East Fourth, Inc.                            Ohio            02/03/1964          100       Commercial Leasing
     |_PCC 38 Corp.                                     Illinois        12/23/1996          100       Real Estate Holding Company
     |_Pioneer Carpet Mills, Inc.                       Ohio            04/29/1976          100       Carpet Manufacturing
     |_TEJ Holdings, Inc.                               Ohio            12/04/1984          100       Real Estate Holdings
     |_Three East Fourth, Inc.                          Ohio            08/10/1966          100       Commercial Leasing
|_American Financial General Corporation                Texas           09/14/1998          100       Holding Company
|_American General Financial Corporation                Texas           09/14/1998          100       Holding Company




(1)  Except Director's Qualifying Shares.

(2)  Total   percentage   owned  by  parent   shown  and  by  other   affiliated
     company(ies).

Item 27.  Number of Contract Owners


As of March 31, 200, there were 12,590 Individual Contract Owners, of which 11,489 were qualified and 1,101 were non-qualified. As of March 31, 2000, there were 697 Participants (Certificate Owners) in 60 Standard Group Contracts and 159 Participants (Certificate Owners) in 4 Enhanced Group Contracts. As of March 31, 2000 there were 147 Participants (Certificate Owners) in 1 Enhanced Group Contract With Administration Charge Waived.


Item 28.  Indemnification

(a) The Code of Regulations of Annuity Investors Life Insurance Company(R) provides in Article V as follows:

       The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


(b) The directors and officers of Annuity Investors Life Insurance Company(R)
are covered  under  a  Directors  and  Officers   Reimbursement  Policy.  Under
the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1,_2001. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA in the name of American Premier Underwriters, Inc.

Item 29.  Principal Underwriter

AAG Securities, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act").

(a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investor(R) Variable Account A, Annuity Investor(R) Variable Account B, and GALIC of New York Separate Account I.

(b)   Directors and Officers of AAG Securities, Inc.


Name and Principal                     Position with
Business Address                    AAG Securities, Inc.
James Lee Henderson (1)             President
Thomas Kevin Liguzinski (1)         Chief Executive Officer and Director
Charles Kent McManus (1)            Senior Vice President
Mark Francis Muething (1)           Vice President, Secretary and Director
Christopher Gryzen (1)              Vice President and Chief Compliance Officer
James T. McVey (1)                  Vice President
Peter J. Nerone (1)                 Vice President
William Claire Bair, Jr. (1)        Treasurer
Thomas E. Mischell (1)              Assistant Treasurer
Fred J. Runk (1)                    Assistant Treasurer



(1)  250 East Fifth Street, Cincinnati, Ohio  45202

(c)  Not applicable.

Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Wendy L. Wilson, Vice President and Treasurer of the Company, at the Administrative Office.
Item 31.  Management Services


Not applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 14, 2000.


                      ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
                                  (REGISTRANT)



                           By: /s/ Charles R. Scheper
                               Charles R. Scheper
                                   President,
                             Chief Executive Officer
                         and Director, Annuity Investors
                             Life Insurance Company(R)


                    ANNUITY INVESTORS LIFE INSURANCE COMPANy(R)
                                   (DEPOSITOR)


                           By: /s/ Charles R. Scheper
                               Charles R. Scheper
                                   President,
                      Chief Executive Officer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed by the following persons in the capacities and on the dates indicated.


/s/Robert Allen Adams                       Chairman          April 14, 2000
Robert Allen Adams*


/s/ Wendy L. Wilson                         Principal         April 14, 2000
Wendy L. Wilson*                            Financial Officer



/s/ Wendy L. Wilson                         Principal         April 14, 2000
Wendy L. Wilson*                            Accounting Officer



/s/ Stephen Craig Lindner                   Director          April 14, 2000
Stephen Craig Lindner*



/s/ William Jack Maney, II                  Director          April 14, 2000
William Jack Maney, II*



/s/ David B. Rich                           Director          April 14, 2000
David B. Rich*



/s/ Mark Francis Muething                   Director          April 14, 2000
Mark Francis Muething*









*Executed by Tina K. Manning on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

      (1) Resolution of the Board of Directors of Annuity Investors Life Insurance CompaY(R) authorizing establishment of Annuity Investors(R) Variable Account B.1/

      (2)      Not Applicable.

      (3)      (a)    Distribution Agreement between Annuity Investors Life
                      Insurance Company(R) and AAG Securities, Inc.2/

               (b) Form of Selling Agreement between Annuity Investors Life Insurance Compan(R), AAG Securities, Inc. and another Broker-Dealer.1/

               (c) Revised form of Selling Agreement between Annuity Investors Life Insurance Company(R), AAG Securities, Inc. and another Broker-Dealer.

      (4)      Individual and Group Contract Forms and Endorsements.

               (a) Form of Qualified Individual Flexible Premium Deferre Variable Annuity Contract.2/

               (b) Form of Non-Qualified Individual Flexible Deferred Variable Annuity Contract.2/

               (c)    Form of Loan Endorsement to Individual Contract.2/

               (d) Form of Tax Sheltered Annuity Endorsement to Individual Contract.2/

               (e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract.2/

               (f)    Form of Employer Plan Endorsement to Individual
                      Contract.2/

               (g) Form of Individual Retirement Annuity Endorsement to Individual Contract.2/

               (h) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

               (i)    Form of Long-Term Care Waiver Rider to Individual
                      Contract.2/

               (j)    Form of SIMPLE IRA Endorsement to Individual Contract.2/

               (k) Form of Group Flexible Premium Deferred Variable Annuity Contract.2/

               (l) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract.2/

               (m)    Form of Loan Endorsement to Group Contract.2/

               (n) Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

               (o)    Form of Tax Sheltered Annuity Endorsement to Group
                      Contract.2/

               (p) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.2/

               (q) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.2/

               (r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.2/

               (s)    Form of Employer Plan Endorsement to Group Contract.2/

               (t) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.2/

               (u)    Form of Deferred Compensation Endorsement to Group
                      Contract.2/

               (v) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

               (w) Form of Texas Optional Retirement Program Endorsement to Group Contract.2/

               (x) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

               (y)    Form of Long-Term Care Waiver Rider to Group Contract.2/

               (z) Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract.2/

             (aa) Revised form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

             (bb) Revised form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

             (cc) Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

             (dd)     Revised form of Employer Plan Endorsement to Group
                      Contract. 3/

             (ee) Revised form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

             (ff) Revised form of Employer Plan Endorsement to Qualified Individual Contract. 3/

             (gg) Revised form of Tax Sheltered Annuity Endorsement to Group Contract.3/

             (hh) Revised form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

             (ii) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

             (jj) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

             (kk) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

             (ll) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

             (mm) Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

             (nn) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

             (oo) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

             (pp)     Form of Successor Owner Endorsement to Group Contract. 6/

             (qq) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 6/

             (rr) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

             (ss) Revised form of Successor Owner Endorsement to Group Contract. 7/

             (tt) Revised form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 7/

             (uu) Revised form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 7/

             (vv) Form of Individual Retirement Annuity Endorsement to Group Contract. 7/

             (ww) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

             (xx) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/

             (yy) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

             (zz) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/

            (aaa) Form of Roth Individual Retirement Annuity Endorsemet to Certificate of Participation under a Group Contract. 7/

            (bbb) Form of Unisex Endorsement to Nonqualified Individual Contract. 7/

            (ccc) Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

            (ddd) Form of Income Benefit Rider to Qualified Individual Contract. 8/

            (eee)     Form of Income Benefit Rider to Group Contrac. 8

            (fff) Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8

      (5)      (a)    Form  of  Application  for  Individual  Flexible Premium
                      Deferred  Annuity  Contract  and  Certificate  of
                      Participation under a Group Contract.2/

               (b) Form of Application for Group Flexible Premium Deferred Annuity Contract.2/

               (c) Revised form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

               (d) Revised form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

      (6)      (a)    Articles of Incorporation of Annuity Investors Life
                      Insurance Company(R).1/

                   (i) Amendment to Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                  (ii) Amendment to Articles of Incorporation, adopted August 9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

              (b) Code of Regulations of Annuity Investors Life Insurance Company.(R)1/

      (7)     Not Applicable.

      (8)     (a)    Participation  Agreement between Annuity Investors Life
                     Insurance Company(R) and Dreyfus Variable  Investment
                     Fund.2/

                  (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company(R) and Dreyfus Variable Investment Fund.2/


               (b) Participation Agreement between Annuity Investors Life Insurance Compan(R) and Dreyfus Life and Annuity
                      Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                 (i)   Letter Agreement dated April 14, 1997 between
                       Annuity Investors Life Insurance Company(R) and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

               (c) Participation Agreement between Annuity Investors Life Insurance Company(R) and The Dreyfus Socially Responsible Growth Fund, Inc.2/

                 (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Compan(R) and The Dreyfus Socially Responsible Growth Fund, Inc.2/

               (d) Participation Agreement between Annuity Investors Life Insurance Company(R) and Janus Aspen Series.2/

               (e) Participation Agreement between Annuity Investors Life Insurance Company(R) and Strong Variable Insurance Funds, Inc. and Strong Special Fund II, Inc.2/

               (f) Participation Agreement between Annuity Investors Life Insurance Company(R) and INVESCO Variable Investment Funds, Inc.2/

               (g) Participation Agreement between Annuity Investors Life Insurance Company(R) and Morgan Stanley Universal Funds, Inc.2/

               (h) Participation Agreement between Annuity Investors Life Insurance Company(R) and PBHG Insurance Series Fund, Inc.2/

               (i) Service Agreement between Annuity Investors Life Insurance Company(R) and American Annuity GroupSM, Inc.1/

               (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

               (k) Investment Service Agreement between Annuity Investors Life Insurance Company(R) and American Annuity GroupSM, Inc. 1/

               (l)    Service Agreement between Annuity Investors Life
                      Insurance Company(R) and Strong Capital Management, Inc.2/

               (m) Service Agreement between Annuity Investors Life Insurance Company(R) and Pilgrim Baxter & Associates, Ltd.2/

               (n) Service Agreement between Annuity Investors Life Insurance Company(R) and Morgan Stanley Asset Management, Inc. 2/

               (o) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company)R).2/

               (p) Service Agreement between Annuity Investors Life Insurance Compan(R) and Janus Capital Corporation.2/

               (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.4/

               (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. 4/

               (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 4/

               (t) Participation Agreement between BT Insurance Funds Trust and Annuity Investors Life Insurance Company. 8

               (u) Service Agreement between Bankers Trust Company and Annuity Investors Life Insurance Company. 8

      (9)      Opinion and Consent of Counsel. 1/


     (10)      Consent of Independent Auditors (filed herewith).


     (11)      No financial statements are omitted from Item 23.

     (12)      Not Applicable.

     (13)      Schedule for Computation of Performance Quotations. 4/

     (14)      Not Applicable.


     (15)     Powers of Attorney (filed herewith).